As filed with the Securities and Exchange Commission on November 19, 2010

Securities Act of 1933 Registration No. 333-00641

Investment Company Act of 1940 Registration No. 811-07527

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 68	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 69	☒

(Check appropriate box or boxes)

Turner Funds

(Exact Name of Registrant as Specified in Charter)

c/o The CT Corporation System

101 Federal Street

Boston, MA  02110

(Address of Principal Executive Offices)

610-251-0268

(Registrant’s Telephone Number, including Area Code)

Name and Address of Agent for Service:	with a copy to:

Michael P. Malloy	Brian F. McNally
Drinker Biddle & Reath LLP	Turner Investment Partners, Inc.
One Logan Square, Suite 2000	1205 Westlakes Dr., Suite 100
Philadelphia, PA 19103	Berwyn, PA 19312-2414

It is proposed that this filing will become effective (check appropriate box)

☐    immediately upon filing pursuant to paragraph (b)

☐    on (date) pursuant to paragraph (b)

☐    60 days after filing pursuant to paragraph (a)(1)

☐    on (date) pursuant to paragraph (a)(1)

☒   75 days after filing pursuant to paragraph (a)(2)

☐    on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered:  units of beneficial interest.

SUBJECT TO COMPLETION

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED.  WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE.  THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

TURNER FUNDS

PROSPECTUS

[           ], 2011

Long/Short Equity Funds

Turner Market Neutral Fund

•      Class C Shares([             ])

Turner Medical Sciences Long/Short Fund

•      Class C Shares([             ])

Turner Titan Fund

•      Class C Shares([             ])

Investment Adviser:

Turner Investment Partners, Inc.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus.  Any representation to the contrary is a criminal offense.

ABOUT THIS PROSPECTUS

This Prospectus has been arranged into different sections so that you can easily review this important information.

[      ]       Summary Section

[    ] Turner Market Neutral Fund

[    ] Turner Medical Sciences Long/Short Fund

[    ] Turner Titan Fund

[      ]       Additional Information about Fund Strategies and Risks

[      ]       Investments and Portfolio Management

[      ]       Purchasing, Selling and Exchanging Class C Shares of the Turner Funds

[      ]       Other Policies

[      ]       Dividends, Distributions and Taxes

To obtain more information about Turner Funds, please refer to the back cover of this Prospectus.

SUMMARY SECTION

TURNER MARKET NEUTRAL FUND

Investment Objective

The Turner Market Neutral Fund seeks capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)

Class C Shares
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or redemption proceeds)	1.00	%(1)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class C Shares
Investment Advisory Fees	1.50%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.60	%(2)
Shareholder Servicing Fee	0.25%
Acquired Fund Fees and Expenses	[ ]	%(3)
Total Annual Fund Operating Expenses	[ ]	%
Fee Waivers and Expense Reimbursements	([ ]	)%(4)

Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements	2.95%

(1)  A contingent deferred sales charge of 1.00% applies in the first year after purchase, and eliminated thereafter.

(2)  “Other Expenses” are based on estimated amounts for the current fiscal year.

(3)  Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

(4)  Turner Investment Partners, Inc. (“Turner” or the “Adviser”) has contractually agreed to waive fees and reimburse Fund expenses to keep the “Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements” of Class C Shares from exceeding 2.95%, through [            ], 2012.  Turner may discontinue this arrangement at any time after [         ], 2012.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses will remain the same as stated under “Total Annual Fund Operating Expenses” and that you reinvest all dividends and distributions.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year(1)		3 Years(2)
Turner Market Neutral Fund – Class C Shares	$	[ ]	$	[ ]

(1)  A contingent deferred sales charge of 1.00% applies in the first year after purchase, and eliminated thereafter.

(2)  Contingent deferred sales charge is not applicable.

You would pay the following expenses if you did not redeem your shares:

1

	1 Year(1)		3 Years
Turner Market Neutral Fund – Class C Shares	$	[ ]	$	[ ]

(1)  Contingent deferred sales charge is not applicable.

Portfolio Turnover

The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, will affect the Fund’s performance.

Principal Strategy

The Turner Market Neutral Fund invests in stocks of companies with any capitalization range using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets.  Primarily, the Fund takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price.  The Fund’s holdings may range from small companies with over $100 million in market capitalization at the time of purchase to larger, established firms in a variety of industries and sectors.

It is anticipated that the Fund will typically hold between 10 and 40 securities long, and between 10 and 40 securities short, with a typical allocation generally resulting in a market neutral exposure, although there can be no assurance that will be the case.  Generally, the Adviser will attempt to maintain an approximately equal weighting among each of the Fund’s positions.  However, these weightings are expected to vary over time as a result of market fluctuations.

The Fund may invest and trade, both long and short, in a broad range of domestic and foreign equities (including, common stock, preferred stock, or securities convertible into common stock).  The Fund’s investments in foreign stocks may include emerging market securities.

The Fund may buy and sell securities frequently as part of its investment strategy.

Principal Risks

The Fund is intended for investors seeking long-term growth of capital.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  You could lose all, or a substantial portion, of your investment in the Fund.

The Fund may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund’s net asset value and total return.

The Fund is subject to the risks associated with selling securities short. A short sale results in a loss if the price of the securities sold short increases. In a generally rising market, short positions may be more likely to result in losses because securities sold short may be more likely to increase in value.

The Fund is subject to the risk that small, medium and large capitalization stocks may underperform other segments of the equity market or the equity markets as a whole. The Fund invests long in companies that Turner believes are favorably priced in relation to their fundamental value and will likely appreciate over

2

time and short in securities of companies that Turner believes are overpriced in relation to their fundamental value and will likely depreciate over time.

The smaller and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and medium capitalization companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, smaller and medium capitalization stocks may be more volatile than those of larger companies.

The Fund is subject to risks due to its foreign investments. The Fund may also enter into foreign currency exchange contracts to hedge the currency risk of portfolio securities denominated in a foreign currency. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks. The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund’s investments will generate taxable income and realized capital gains.  Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The Fund’s ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities.

Performance Information

Prior to [             ], 2011, the Fund had not yet commenced operations and therefore does not have a performance history.

Investment Adviser

Turner Investment Partners, Inc. (“Turner” or the “Adviser”) serves as the investment adviser to the Market Neutral Fund.  For more information about the Adviser, please see Investments and Portfolio Management in the prospectus.

Portfolio Managers

Matthew D. Glaser, Chief of Investment Strategies and Executive Managing Director is the lead portfolio manager of the Market Neutral Fund. Mr. Glaser joined Turner in 2007.  Mr. Glaser is supported by a team of investment professionals.

Purchase and Sale of Fund Shares

Investors may not purchase or redeem shares directly. Shares may be purchased or redeemed only through retirement plans, broker-dealers, bank trust departments, financial advisors, or other financial intermediaries, on any day that the New York Stock Exchange (“NYSE”) is open for business, between 9:00 A.M. and 4:00 P.M.

Minimum Initial Investments

•      In general, the Fund’s minimum initial investment is $2,500 for Class C Shares;

•      The minimum initial investment for the Systematic Investment Plan is $1,000 for Class C Shares; and

•      The minimum initial investment for Individual Retirement Accounts is $2,000 for Class C Shares.

3

Minimum Subsequent Investments

•      $50 for Class C Shares; and

•      $50 for Class C Shares through the Systematic Investment Plan.

For more information about the purchase and sale of Fund shares, please see Purchasing, Selling and Exchanging Shares of the Turner Funds in the prospectus.

Tax Information

The Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss).  In general, the Fund’s distributions will be taxable to you for federal, state and local income tax purposes as ordinary income or capital gains, except that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your financial representative or visit your financial intermediary’s website for more information.

4

TURNER MEDICAL SCIENCES LONG/SHORT FUND

Investment Objective

The Turner Medical Sciences Long/Short Fund seeks capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)

Class C Shares
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or redemption proceeds)	1.00	%(1)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class C Shares
Investment Advisory Fees	1.50%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.60	%(2)
Shareholder Servicing Fee	0.25%
Acquired Fund Fees and Expenses	[ ]	%(3)
Total Annual Fund Operating Expenses	[ ]	%
Fee Waivers and Expense Reimbursements	([ ]	)%(4)

Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements	2.95%

(1)  A contingent deferred sales charge of 1.00% applies in the first year after purchase, and eliminated thereafter.

(2)  “Other Expenses” are based on estimated amounts for the current fiscal year.

(3)  Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

(4)  Turner Investment Partners, Inc. (“Turner” or the “Adviser”) has contractually agreed to waive fees and reimburse Fund expenses to keep the “Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements” of Class C Shares from exceeding 2.95%, through [            ], 2012.  Turner may discontinue this arrangement at any time after [          ], 2012.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses will remain the same as stated under “Total Annual Fund Operating Expenses” and that you reinvest all dividends and distributions.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year(1)		3 Years(2)
Turner Medical Sciences Long/Short Fund – Class C Shares	$	[ ]	$	[ ]

(1)  A contingent deferred sales charge of 1.00% applies in the first year after purchase, and eliminated thereafter.

(2)  Contingent deferred sales charge is not applicable.

You would pay the following expenses if you did not redeem your shares:

	1 Year(1)		3 Years
Turner Medical Sciences Long/Short Fund – Class C Shares	$	[ ]	$	[ ]

(1)  Contingent deferred sales charge is not applicable.

5

Portfolio Turnover

The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, will affect the Fund’s performance.

Principal Strategy

The Turner Medical Sciences Long/Short Fund invests primarily (at least 80% of its assets) in stocks of companies engaged in the health care sector using a long/short growth strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets.  This is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders.  Primarily, the Fund takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price.  The Fund’s holdings may generally range from small companies with over $250 million in market capitalization at the time of purchase to larger, established firms in the health care industry. Investments may also be made in other sectors of the equity markets.

It is anticipated that the Fund will typically hold between 15 and 75 securities long, and between 15 and 75 securities short, with a typical allocation generally resulting in a net long exposure, although there can be no assurance that will be the case.

The Fund may invest and trade, both long and short, in a broad range of domestic and foreign equities (including, common stock, preferred stock, or securities convertible into common stock).  The Fund’s investments in foreign stocks may include emerging market securities.

The Fund may buy and sell securities frequently as part of its investment strategy.

Principal Risks

The Fund is intended for investors seeking long-term growth of capital.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  You could lose all, or a substantial portion, of your investment in the Fund.

The Fund is subject to the risks associated with health care-related companies. Many health care-related companies are smaller and less seasoned than companies in other sectors. Health care-related companies may also be strongly affected by scientific or technological developments and their products may quickly become obsolete. Finally, many health care-related companies offer products and services that are subject to governmental regulation and may be adversely affected by changes in governmental policies or laws.

The Fund is subject to the risks associated with selling securities short. A short sale results in a loss if the price of the securities sold short increases. In a generally rising market, short positions may be more likely to result in losses because securities sold short may be more likely to increase in value.

The Fund is subject to the risk that small, medium and large capitalization stocks may underperform other segments of the equity market or the equity markets as a whole. The Fund invests long in companies that Turner believes are favorably priced in relation to their fundamental value and will likely appreciate over time and short in securities of companies that Turner believes are overpriced in relation to their fundamental value and will likely depreciate over time.

6

The smaller and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and medium capitalization companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, smaller and medium capitalization stocks may be more volatile than those of larger companies.

The Fund is subject to risks due to its foreign investments. The Fund may also enter into foreign currency exchange contracts to hedge the currency risk of portfolio securities denominated in a foreign currency. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks. The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund’s investments will generate taxable income and realized capital gains.  Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The Fund’s ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities.

Performance Information

Prior to [             ], 2011, the Fund had not yet commenced operations and therefore does not have a performance history.

Investment Adviser

Turner Investment Partners, Inc. (“Turner” or the “Adviser”) serves as the investment adviser to the Medical Sciences Long/Short Fund.  For more information about the Adviser, please see Investments and Portfolio Management in the prospectus.

Portfolio Managers

Vijay Shankaran, MD, PhD, Security Analyst/Portfolio Manager, is lead manager of the Medical Sciences Long/Short Fund.  Mr. Shankaran joined Turner in 2006. Mr. Shankaran is supported by a team of investment professionals.

Purchase and Sale of Fund Shares

Investors may not purchase or redeem shares directly. Shares may be purchased or redeemed only through retirement plans, broker-dealers, bank trust departments, financial advisors, or other financial intermediaries, on any day that the New York Stock Exchange (“NYSE”) is open for business, between 9:00 A.M. and 4:00 P.M.

Minimum Initial Investments

•      In general, the Fund’s minimum initial investment is $2,500 for Class C Shares;

•      The minimum initial investment for the Systematic Investment Plan is $1,000 for Class C Shares; and

•      The minimum initial investment for Individual Retirement Accounts is $2,000 for Class C Shares.

7

Minimum Subsequent Investments

•      $50 for Class C Shares; and

•      $50 for Class C Shares through the Systematic Investment Plan.

For more information about the purchase and sale of Fund shares, please see Purchasing, Selling and Exchanging Shares of the Turner Funds in the prospectus.

Tax Information

The Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss).  In general, the Fund’s distributions will be taxable to you for federal, state and local income tax purposes as ordinary income or capital gains, except that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your financial representative or visit your financial intermediary’s website for more information.

8

TURNER TITAN FUND

Investment Objective

The Turner Titan Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)

Class C Shares
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or redemption proceeds)	1.00	%(1)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class C Shares
Investment Advisory Fees	1.50%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.60	%(2)
Shareholder Servicing Fee	0.25%
Acquired Fund Fees and Expenses	[ ]	%(3)
Total Annual Fund Operating Expenses	[ ]	%
Fee Waivers and Expense Reimbursements	([ ]	)%(4)

Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements	2.95%

(1)  A contingent deferred sales charge of 1.00% applies in the first year after purchase, and eliminated thereafter.

(2)  “Other Expenses” are based on estimated amounts for the current fiscal year.

(3)  Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

(4)  Turner Investment Partners, Inc. (“Turner” or the “Adviser”) has contractually agreed to waive fees and reimburse Fund expenses to keep the “Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements” of Class C Shares from exceeding 2.95%, through [            ], 2012.  Turner may discontinue this arrangement at any time after [         ], 2012.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses will remain the same as stated under “Total Annual Fund Operating Expenses” and that you reinvest all dividends and distributions.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year(1)		3 Years(2)
Turner Titan Fund – Class C Shares	$	[ ]	$	[ ]

(1)  A contingent deferred sales charge of 1.00% applies in the first year after purchase, and eliminated thereafter.

(2)  Contingent deferred sales charge is not applicable.

You would pay the following expenses if you did not redeem your shares:

	1 Year(1)		3 Years
Turner Titan Fund – Class C Shares	$	[ ]	$	[ ]

(1)  Contingent deferred sales charge is not applicable.

9

Portfolio Turnover

The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, will affect the Fund’s performance. The Adviser expects a high portfolio turnover rate in excess of 300%.

Principal Strategy

The Turner Titan Fund invests in stocks of companies with primarily large capitalization ranges across all major industry sectors using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets.  Primarily, the Fund takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price. For long positions, the Adviser uses a fundamental, bottom-up equity investment style focused on intensive, first-hand research and company evaluation.  For short positions, the Adviser focuses on companies that it believes have deteriorating fundamentals and quality characteristics such as: 1) stock prices that appear to already reflect earnings; 2) expectations of adverse events that would affect long-term earnings; 3) poorly performing management; 4) indicators that the company is likely to fail to meet expected performance; or 5) companies that exist in industries with structural weaknesses. The Fund’s holdings will be global and diversified.

It is anticipated that the Fund will typically hold between 20 and 60 securities long, and between 20 and 60 securities short.  Generally, the Adviser will attempt to maintain a typical long position size per holding and a typical short position size per holding between 0.5% to 5.0% of the Fund’s net assets.  However, these weightings are expected to vary over time as a result of market fluctuations.  The Adviser expects to attempt to rebalance the Fund’s portfolio periodically.

The Fund may invest and trade, both long and short, in a broad range of domestic and foreign equities (including, common stock, preferred stock, or securities convertible into common stock).  The Fund’s investments in foreign stocks may include emerging market securities.

The Fund may buy and sell securities frequently as part of its investment strategy.

Principal Risks

The Fund is intended for investors seeking long-term growth of capital.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  You could lose all, or a substantial portion, of your investment in the Fund.

The Fund may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund’s net asset value and total return.

The Fund is subject to the risks associated with selling securities short. A short sale results in a loss if the price of the securities sold short increases. In a generally rising market, short positions may be more likely to result in losses because securities sold short may be more likely to increase in value.

The Fund is subject to the risk that small, medium and large capitalization stocks may underperform other segments of the equity market or the equity markets as a whole. The Fund invests long in companies that Turner believes are favorably priced in relation to their fundamental value and will likely appreciate over

10

time and short in securities of companies that Turner believes are overpriced in relation to their fundamental value and will likely depreciate over time.

The smaller and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and medium capitalization companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, smaller and medium capitalization stocks may be more volatile than those of larger companies.

The Fund is subject to risks due to its foreign investments. The Fund may also enter into foreign currency exchange contracts to hedge the currency risk of portfolio securities denominated in a foreign currency. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks. The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund’s investments will generate taxable income and realized capital gains.  Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The Fund’s ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities.

Performance Information

Prior to [             ], 2011, the Fund had not yet commenced operations and therefore does not have a performance history.

Investment Adviser

Turner Investment Partners, Inc. (“Turner” or the “Adviser”) serves as the investment adviser to the Titan Fund.  For more information about the Adviser, please see Investments and Portfolio Management in the prospectus.

Portfolio Managers

Christopher Baggini, CFA and Senior Portfolio Manager/Security Analyst is the lead portfolio manager of the Titan Fund. Mr. Baggini joined Turner in 2010.  Mr. Baggini is supported by a team of investment professionals.

Purchase and Sale of Fund Shares

Investors may not purchase or redeem shares directly. Shares may be purchased or redeemed only through retirement plans, broker-dealers, bank trust departments, financial advisors, or other financial intermediaries, on any day that the New York Stock Exchange (“NYSE”) is open for business, between 9:00 A.M. and 4:00 P.M.

Minimum Initial Investments

•      In general, the Fund’s minimum initial investment is $2,500 for Class C Shares;

•      The minimum initial investment for the Systematic Investment Plan is $1,000 for Class C Shares; and

•      The minimum initial investment for Individual Retirement Accounts is $2,000 for Class C Shares.

11

Minimum Subsequent Investments

•      $50 for Class C Shares; and

•      $50 for Class C Shares through the Systematic Investment Plan.

For more information about the purchase and sale of Fund shares, please see Purchasing, Selling and Exchanging Shares of the Turner Funds in the prospectus.

Tax Information

The Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss).  In general, the Fund’s distributions will be taxable to you for federal, state and local income tax purposes as ordinary income or capital gains, except that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your financial representative or visit your financial intermediary’s website for more information.

12

ADDITIONAL INFORMATION ABOUT FUND STRATEGIES AND RISKS

Turner Funds (the “Trust” or the “Turner Funds”) is a mutual fund family that offers different classes of shares in separate investment portfolios.  This Prospectus gives you important information about Class C Shares of the Turner Market Neutral, Turner Medical Sciences Long/Short and Turner Titan Funds that you should know before investing. Shareholders may purchase shares in the Funds through three separate classes, Class C, Institutional Class and Investor Class. Institutional Class Shares and Investor Class Shares are described in a separate prospectus.

TURNER MARKET NEUTRAL FUND

Fund Strategy

The Turner Market Neutral Fund invests in stocks of companies with any capitalization range using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets.  This is a non-fundamental investment policy that can be changed without shareholder approval.

The Fund may invest and trade, both long and short, in a broad range of domestic and foreign securities and other investment instruments including the following: depositary receipts, exchange traded funds (“ETFs”) and other registered investment companies, swaps, forwards, repurchase and reverse repurchase agreements, equities (including, common stock, preferred stock, securities convertible into common stock, or securities (or other instruments) with prices linked to the value of common stocks), listed and over-the-counter options, futures, foreign currency futures contracts, index futures contracts, structured derivative products and initial public offerings. The Fund may also invest in various types of instruments providing investment exposure to underlying securities.

The Fund utilizes short sales. A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. To make delivery to the buyer, the Fund must borrow the security, and the Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund. When the Fund makes a short sale in the United States, it must leave the proceeds thereof with the broker and it must also deposit with, or pledge to, the broker an amount of cash or U.S. Government or other securities sufficient under current margin regulations to collateralize its obligation to replace the borrowed securities that have been sold. Local law will govern short sale transactions conducted on a foreign exchange.

The extent to which the Fund will engage in short sales will depend upon Turner’s perception of market direction. The Fund has no policy limiting the amount of its capital it may deposit to collateralize its obligation to replace borrowed securities sold short.

The Fund may utilize options. A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an “opening transaction.” In order to close out an option position, the Fund may enter into a “closing transaction,” which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If the Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

13

The Fund may invest in ETFs. ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, ETFs seek to track a specified securities index or a basket of securities that an “index provider” selects as representative of a market, market segment or industry sector. An ETF portfolio generally holds the same stocks or bonds as the index it tracks or it may hold a representative sample of such securities. Thus, an ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Fund will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

Turner monitors the market and the Fund’s positions to attempt to maintain appropriate levels of risk and volatility. Turner attempts to identify, quantify and manage portfolio risks over potential investment horizons to seek to optimize performance. When in Turner’s opinion trading losses or volatility reach unacceptable levels, the Fund will seek to reduce or eliminate exposure to such positions, which may result in temporary investments in cash and cash equivalents.

The investments and strategies described throughout this Prospectus are those that the Fund uses under normal conditions.  During normal market conditions, in order to meet applicable margin requirements or otherwise, the Fund may maintain a significant portion of its assets in cash or cash equivalents. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, repurchase agreements and short-term obligations that would not ordinarily be consistent with the Fund’s objectives. The Fund will do so only if Turner believes that the risk of loss in using the Fund’s normal strategies and investments outweighs the opportunity for gains.

Fund Risks

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments, and the prices of these companies’ securities may decline in response.  These factors contribute to price volatility, which is the principal risk of investing in the Fund.  You could lose all, or a substantial portion, of your investment in the Fund.  In addition, many of the equity securities purchased by the Fund are common stocks.  Common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of liquidation.

The Fund is subject to the risks associated with selling securities short. A short sale results in a gain if the price of the securities sold short declines between the date of the short sale and the date on which securities are purchased to replace those borrowed. A short sale results in a loss if the price of the securities sold short increases. Any gain is decreased, and any loss is increased, by the amount of any payment, dividend or interest that the Fund may be required to pay with respect to the borrowed securities, offset (wholly or partly) by short interest credits. In a generally rising market, short positions may be more likely to result in losses because securities sold short may be more likely to increase in value. A short sale involves a finite opportunity for appreciation, but a theoretically unlimited risk of loss.

The Fund is subject to risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. The stocks held by the Fund may underperform other types of stocks, and may not increase or may decline in value.

Investing in issuers headquartered or otherwise located in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers.

14

These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investment.

The Fund is subject to risks associated with the use of options, including: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while the Fund will receive a premium when it writes call options, it may not participate fully in a rise in the market value of the underlying security.

The Fund is subject to risks associated with investments in ETFs. An investment in an ETF generally presents the same primary risks as an investment in a conventional open-end fund that has the same investment objectives, strategies, and policies. Additionally, the risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile.

The Fund may participate in initial public offerings (“IPOs”).  Some successful IPOs may have a significant impact on the Fund’s performance, especially if the Fund has lower asset levels.  There is no guarantee that there will be successful IPOs or that the Fund will have access to successful IPOs.  In addition, as Fund assets grow, the positive impact of successful IPOs on Fund performance tends to decrease.

The Fund may invest in companies that experience certain events, such as a restructuring, merger, leveraged buyout, takeover or similar action that causes a decline in market value or credit quality of the corporation’s stocks or bonds due to factors including unfavorable market response or a resulting increase in the company’s debt.  Such added debt may significantly reduce the credit quality and/or market value of a company’s bonds.

Turner’s investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

TURNER MEDICAL SCIENCES LONG/SHORT FUND

Fund Strategy

The Turner Medical Sciences Long/Short Fund invests primarily (at least 80% of its assets) in stocks of companies engaged in the health care sector using a long/short growth strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets.  This is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders.

The Fund may invest and trade, both long and short, in a broad range of domestic and foreign securities and other investment instruments including the following: depositary receipts, ETFs and other registered investment companies, swaps, forwards, repurchase and reverse repurchase agreements, equities (including, common stock, preferred stock, securities convertible into common stock, or securities (or other instruments) with prices linked to the value of common stocks), listed and over-the-counter options, futures, foreign currency futures contracts, index futures contracts, structured derivative products and initial public offerings. The Fund may also invest in various types of instruments providing investment exposure to underlying securities.

15

The Fund utilizes short sales. A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. To make delivery to the buyer, the Fund must borrow the security, and the Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund. When the Fund makes a short sale in the United States, it must leave the proceeds thereof with the broker and it must also deposit with, or pledge to, the broker an amount of cash or U.S. Government or other securities sufficient under current margin regulations to collateralize its obligation to replace the borrowed securities that have been sold. Local law will govern short sale transactions conducted on a foreign exchange.

The extent to which the Fund will engage in short sales will depend upon Turner’s perception of market direction. The Fund has no policy limiting the amount of its capital it may deposit to collateralize its obligation to replace borrowed securities sold short.

The Fund may utilize options. A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an “opening transaction.” In order to close out an option position, the Fund may enter into a “closing transaction,” which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If the Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

The Fund may invest in ETFs. ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, ETFs seek to track a specified securities index or a basket of securities that an “index provider” selects as representative of a market, market segment or industry sector. An ETF portfolio generally holds the same stocks or bonds as the index it tracks or it may hold a representative sample of such securities. Thus, an ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Fund will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

Turner monitors the market and the Fund’s positions to attempt to maintain appropriate levels of risk and volatility. Turner attempts to identify, quantify and manage portfolio risks over potential investment horizons to seek to optimize performance. When in Turner’s opinion trading losses or volatility reach unacceptable levels, the Fund will seek to reduce or eliminate exposure to such positions, which may result in temporary investments in cash and cash equivalents.

The investments and strategies described throughout this Prospectus are those that the Fund uses under normal conditions.  During normal market conditions, in order to meet applicable margin requirements or otherwise, the Fund may maintain a significant portion of its assets in cash or cash equivalents. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, repurchase agreements and short-term obligations that would not ordinarily be consistent with the Fund’s objectives. The Fund will do so only if Turner believes that the risk of loss in using the Fund’s normal strategies and investments outweighs the opportunity for gains.

16

Fund Risks

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments, and the prices of these companies’ securities may decline in response.  These factors contribute to price volatility, which is the principal risk of investing in the Fund.  You could lose all, or a substantial portion, of your investment in the Fund.  In addition, many of the equity securities purchased by the Fund are common stocks.  Common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of liquidation.

The Fund is subject to the risks associated with selling securities short. A short sale results in a gain if the price of the securities sold short declines between the date of the short sale and the date on which securities are purchased to replace those borrowed. A short sale results in a loss if the price of the securities sold short increases. Any gain is decreased, and any loss is increased, by the amount of any payment, dividend or interest that the Fund may be required to pay with respect to the borrowed securities, offset (wholly or partly) by short interest credits. In a generally rising market, short positions may be more likely to result in losses because securities sold short may be more likely to increase in value. A short sale involves a finite opportunity for appreciation, but a theoretically unlimited risk of loss.

The Fund is subject to risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. The stocks held by the Fund may underperform other types of stocks, and may not increase or may decline in value.

Investing in issuers headquartered or otherwise located in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investment.

The Fund is subject to risks associated with the use of options, including: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while the Fund will receive a premium when it writes call options, it may not participate fully in a rise in the market value of the underlying security.

The Fund is subject to risks associated with investments in ETFs. An investment in an ETF generally presents the same primary risks as an investment in a conventional open-end fund that has the same investment objectives, strategies, and policies. Additionally, the risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile.

The Fund may participate in IPOs.  Some successful IPOs may have a significant impact on the Fund’s performance, especially if the Fund has lower asset levels.  There is no guarantee that there will be successful IPOs or that the Fund will have access to successful IPOs.  In addition, as Fund assets grow, the positive impact of successful IPOs on Fund performance tends to decrease.

17

The Fund may invest in companies that experience certain events, such as a restructuring, merger, leveraged buyout, takeover or similar action that causes a decline in market value or credit quality of the corporation’s stocks or bonds due to factors including unfavorable market response or a resulting increase in the company’s debt.  Such added debt may significantly reduce the credit quality and/or market value of a company’s bonds.

Turner’s investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

TURNER TITAN FUND

Fund Strategy

The Turner Titan Fund invests in stocks of companies with primarily large capitalization ranges across all major industry sectors using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets.  This is a non-fundamental investment policy that can be changed without shareholder approval.

The Fund may invest and trade, both long and short, in a broad range of domestic and foreign securities and other investment instruments including the following: depositary receipts, ETFs and other registered investment companies, swaps, forwards, repurchase and reverse repurchase agreements, equities (including, common stock, preferred stock, securities convertible into common stock, or securities (or other instruments) with prices linked to the value of common stocks), listed and over-the-counter options, futures, foreign currency futures contracts, index futures contracts, structured derivative products, real estate investment trusts and initial public offerings. The Fund may also invest in various types of instruments providing investment exposure to underlying securities.

The Fund utilizes short sales. A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. To make delivery to the buyer, the Fund must borrow the security, and the Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund. When the Fund makes a short sale in the United States, it must leave the proceeds thereof with the broker and it must also deposit with, or pledge to, the broker an amount of cash or U.S. Government or other securities sufficient under current margin regulations to collateralize its obligation to replace the borrowed securities that have been sold. Local law will govern short sale transactions conducted on a foreign exchange. The Fund may also make paired trades, taking both long and short positions in various companies in an effort to reduce the market and sector impact on performance. The Fund will not hold a security both long and short at the same time.

The extent to which the Fund will engage in short sales will depend upon Turner’s perception of market direction. The Fund has no policy limiting the amount of its capital it may deposit to collateralize its obligation to replace borrowed securities sold short.

The Fund may utilize options. A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an “opening transaction.” In order to close out an option position, the Fund may enter into a “closing transaction,” which is simply the sale (purchase) of an option contract on the same security

18

with the same exercise price and expiration date as the option contract originally opened. If the Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

The Fund may invest in ETFs. ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, ETFs seek to track a specified securities index or a basket of securities that an “index provider” selects as representative of a market, market segment or industry sector. An ETF portfolio generally holds the same stocks or bonds as the index it tracks or it may hold a representative sample of such securities. Thus, an ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Fund will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

Turner monitors the market and the Fund’s positions to attempt to maintain appropriate levels of risk and volatility. Turner attempts to identify, quantify and manage portfolio risks over potential investment horizons to seek to optimize performance. When in Turner’s opinion trading losses or volatility reach unacceptable levels, the Fund will seek to reduce or eliminate exposure to such positions, which may result in temporary investments in cash and cash equivalents.

The investments and strategies described throughout this Prospectus are those that the Fund uses under normal conditions.  During normal market conditions, in order to meet applicable margin requirements or otherwise, the Fund may maintain a significant portion of its assets in cash or cash equivalents. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, repurchase agreements and short-term obligations that would not ordinarily be consistent with the Fund’s objectives. The Fund will do so only if Turner believes that the risk of loss in using the Fund’s normal strategies and investments outweighs the opportunity for gains.

Fund Risks

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments, and the prices of these companies’ securities may decline in response.  These factors contribute to price volatility, which is the principal risk of investing in the Fund.  You could lose all, or a substantial portion, of your investment in the Fund.  In addition, many of the equity securities purchased by the Fund are common stocks.  Common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of liquidation.

The Fund is subject to the risks associated with selling securities short. A short sale results in a gain if the price of the securities sold short declines between the date of the short sale and the date on which securities are purchased to replace those borrowed. A short sale results in a loss if the price of the securities sold short increases. Any gain is decreased, and any loss is increased, by the amount of any payment, dividend or interest that the Fund may be required to pay with respect to the borrowed securities, offset (wholly or partly) by short interest credits. In a generally rising market, short positions may be more likely to result in losses because securities sold short may be more likely to increase in value. A short sale involves a finite opportunity for appreciation, but a theoretically unlimited risk of loss.

19

The Fund is subject to risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. The stocks held by the Fund may underperform other types of stocks, and may not increase or may decline in value.

Investing in issuers headquartered or otherwise located in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investment.

The Fund is subject to risks associated with the use of options, including: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while the Fund will receive a premium when it writes call options, it may not participate fully in a rise in the market value of the underlying security.

The Fund is subject to risks associated with investments in ETFs. An investment in an ETF generally presents the same primary risks as an investment in a conventional open-end fund that has the same investment objectives, strategies, and policies. Additionally, the risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile.

The Fund may participate in IPOs.  Some successful IPOs may have a significant impact on the Fund’s performance, especially if the Fund has lower asset levels.  There is no guarantee that there will be successful IPOs or that the Fund will have access to successful IPOs.  In addition, as Fund assets grow, the positive impact of successful IPOs on Fund performance tends to decrease.

The Fund may invest in companies that experience certain events, such as a restructuring, merger, leveraged buyout, takeover or similar action that causes a decline in market value or credit quality of the corporation’s stocks or bonds due to factors including unfavorable market response or a resulting increase in the company’s debt.  Such added debt may significantly reduce the credit quality and/or market value of a company’s bonds.

The Fund may invest in real estate investment trusts (“REITs”), which pool investors’ money for investment in income producing commercial real estate or real estate related loans or interests.  A shareholder in the Fund should realize that by investing in REITs indirectly through the Fund, he or she will bear not only his or her proportionate share of the expenses of the Fund, but also indirectly, similar expenses of underlying REITs. The Fund may be subject to certain risks associated with the direct investments of the REITs including: 1) REITs may be affected by changes in their underlying properties and by defaults by borrowers or tenants; 2) mortgage REITs may be affected by the quality of the credit extended and are subject to prepayment risk; and 3) REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.  Furthermore, REITs are dependent on specialized management skills.  REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations.  In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code or its failure to maintain exemption from registration under the Investment Company Act of 1940, as amended.

20

Turner’s investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

21

INVESTMENTS AND PORTFOLIO MANAGEMENT

More Information about Fund Investments

In addition to the investments and strategies described in this Prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices.  These investments and strategies, as well as those described in this Prospectus, are further described in our Statement of Additional Information (“SAI”).

In order to generate additional income, a Fund may lend its securities pursuant to one or more securities lending agreements (each a “Lending Agreement”).  Unless otherwise agreed, security loans made pursuant to a Lending Agreement are required at all times to be continuously secured by collateral consisting of cash or securities of the U.S. government or its agencies or other liquid securities equal to at least 100% of the market value of the loaned securities. Collateral is marked to market daily.  The Funds receive an annual fee for their participation in a Lending Agreement, and cash collateral received may be invested pursuant to terms approved by the Trust’s Board of Trustees (the “Board”) (including, among other things, into money market funds).  All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses.  Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund’s ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

A complete schedule of each Fund’s portfolio holdings, current as of month-end, will be available on the Turner Funds’ website at www.turnerinvestments.com within 15 business days after the end of each calendar month.  This information will remain available on the website at least until updated for the next month or until the Funds file with the Securities and Exchange Commission their semi-annual/annual shareholder report or quarterly portfolio holdings report that includes such period.  The Funds may terminate or modify this policy at any time without further notice to shareholders.  A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the SAI.

Investment Adviser

Turner, an SEC-registered adviser, serves as the investment adviser to the Funds. As the Funds’ investment adviser, Turner makes investment decisions for the Funds and continuously reviews, supervises and administers the Funds’ investment programs. Turner and the Funds’ Chief Compliance Officer also ensure compliance with the Funds’ investment policies and guidelines.

As of [                 ], 2010, Turner and its subsidiaries had approximately $[   ] billion in assets under management.

A discussion regarding the basis for the Board’s approval of the investment advisory contracts for the Funds will be available in the Funds’ semi-annual report for the period ended March 31, 2011.

Prior Performance Information for All Similar Market Neutral Accounts Managed By Turner

Turner has experience in managing other accounts with investment objectives substantially similar to the Market Neutral Fund (the “Other Market Neutral Accounts”). Included within these accounts is a private investment partnership (“Market Neutral Partnership”) that has an investment objective, policies and strategies substantially similar to the Market Neutral Fund.  The table below shows the returns for the Other Market Neutral Accounts (including the Market Neutral Partnership and any other substantially

22

similar accounts of the Other Market Neutral Accounts) managed by Turner compared with the S&P 500 Index for the periods shown.  The performance history has been calculated in accordance with [Global Investment Professional Standards] and has been adjusted to show the performance net of all Market Neutral Fund fees and expenses.  Such performance reflects the reinvestment of dividends and other earnings, if any.  While the management fees of the Other Market Neutral Accounts (including the Market Neutral Partnership, which also pays an incentive allocation) were generally lower than the investment advisory fee of the Market Neutral Fund, the net returns shown on the next page as adjusted in the matter described herein, may exceed the actual performance obtained by any investor in the Other Market Neutral Accounts because, in addition to the Market Neutral Partnership’s management fee and other fees and expenses, the general partner of the Market Neutral Partnership receives an incentive allocation from each limited partner’s capital account, generally equal to 20% of any profits achieved in a fiscal year after recoupment of prior losses.  The returns of the S&P 500 Index assume all dividends and distributions have been reinvested.

	Total Return
Calendar Year	Gross	Net of Fund fees and expenses	S&P 500 Index
2008	7.9%
2009	28.9%
2010
Since Inception (4/1/08)	6.7%

This information is designed to demonstrate the historical track record of Turner.  It does not indicate how any Turner Fund has performed or will perform in the future.  Performance will vary based on many factors, including market conditions, the composition of the Market Neutral Fund’s holdings and the Market Neutral Fund’s expenses.  The Market Neutral Partnership is not subject to the same liquidity requirements, diversification requirements, specific tax restrictions and investment limitations imposed on the Market Neutral Fund by the Investment Company Act of 1940 and subchapter M of the Internal Revenue Code.  Consequently, the performance results of Turner could have been adversely affected if all of the accounts had been regulated as investment companies under the federal securities laws.  In addition, securities held by the Market Neutral Fund will not be identical to the securities held by the Market Neutral Partnership for the periods shown above.  Accordingly, future performance of the Market Neutral Fund will differ from the performance of the Market Neutral Partnership.

Prior Performance Information for All Similar Medical Sciences Long/Short Accounts Managed By Turner

Turner has experience in managing other accounts with investment objectives substantially similar to the Medical Sciences Long/Short Fund (the “Other Medical Sciences Long/Short Accounts”). Included within these accounts is a private investment partnership (“Medical Sciences Long/Short Partnership”) that has an investment objective, policies and strategies substantially similar to the Medical Sciences Long/Short Fund.  The table below shows the returns for the Other Medical Sciences Long/Short Accounts (including the Medical Sciences Long/Short Partnership and any other substantially similar accounts of the Other Medical Sciences Long/Short Accounts) managed by Turner compared with the S&P 500 Healthcare Index for the periods shown.  The performance history has been calculated in accordance with [Global Investment Professional Standards] and has been adjusted to show the performance net of all Medical Sciences Long/Short Fund fees and expenses.  Such performance reflects the reinvestment of dividends and other earnings, if any.  While the management fees of the Other

23

Medical Sciences Long/Short Accounts (including the Medical Sciences Long/Short Partnership, which also pays an incentive allocation) were generally equal to the investment advisory fee of the Medical Sciences Long/Short Fund, the net returns shown on the next page as adjusted in the matter described herein, may exceed the actual performance obtained by any investor in the Other Medical Sciences Long/Short Accounts because, in addition to the Medical Sciences Long/Short Partnership’s management fee and other fees and expenses, the general partner of the Medical Sciences Long/Short Partnership receives an incentive allocation from each limited partner’s capital account, generally equal to 20% of any profits achieved in a fiscal year after recoupment of prior losses.  The returns of the S&P 500 Healthcare Index assume all dividends and distributions have been reinvested.

	Total Return
Calendar Year	Gross	Net of Fund fees and expenses	S&P 500 Healthcare Index
2008	3.6%
2009	23.3%
2010
Since Inception (1/1/08)	10.4%

This information is designed to demonstrate the historical track record of Turner.  It does not indicate how any Turner Fund has performed or will perform in the future.  Performance will vary based on many factors, including market conditions, the composition of the Medical Sciences Long/Short Fund’s holdings and the Medical Sciences Long/Short Fund’s expenses.  The Medical Sciences Long/Short Partnership is not subject to the same liquidity requirements, diversification requirements, specific tax restrictions and investment limitations imposed on the Medical Sciences Long/Short Fund by the Investment Company Act of 1940 and subchapter M of the Internal Revenue Code.  Consequently, the performance results of Turner could have been adversely affected if all of the accounts had been regulated as investment companies under the federal securities laws.  In addition, securities held by the Medical Sciences Long/Short Fund will not be identical to the securities held by the Medical Sciences Long/Short Partnership for the periods shown above.  Accordingly, future performance of the Medical Sciences Long/Short Fund will differ from the performance of the Medical Sciences Long/Short Partnership.

Prior Performance Information for All Similar Titan Accounts Managed By Turner

Turner has experience in managing other accounts with investment objectives substantially similar to the Titan Fund (the “Other Titan Accounts”). Included within these accounts is a private investment partnership (“Titan Partnership”) that has an investment objective, policies and strategies substantially similar to the Titan Fund.  The table below shows the returns for the Other Titan Accounts (including the Titan Partnership and any other substantially similar accounts of the Other Titan Accounts) managed by Turner compared with the S&P 500 Index for the periods shown.  The performance history has been calculated in accordance with [Global Investment Professional Standards] and has been adjusted to show the performance net of all Titan Fund fees and expenses.  Such performance reflects the reinvestment of dividends and other earnings, if any.  While the management fees of the Other Titan Accounts (including the Titan Partnership, which also pays an incentive allocation) were generally lower than the investment advisory fee of the Titan Fund, the net returns shown on the next page as adjusted in the matter described herein, may exceed the actual performance obtained by any investor in the Other Titan Accounts because, in addition to the Titan Partnership’s management fee and other fees and expenses, the general partner of the Titan Partnership receives an incentive allocation from each limited partner’s capital account,

24

generally equal to 20% of any profits achieved in a fiscal year after recoupment of prior losses.  The returns of the S&P 500 Index assume all dividends and distributions have been reinvested.

	Total Return
Calendar Month 2010	Gross	Net of Fund fees and expenses	S&P 500 Index
July	3.6%		7.0%
August	(0.5)%		(4.5)%
September	4.6%		8.9%
October
November
December
Since Inception (7/1/10)	7.9%		11.3%

This information is designed to demonstrate the historical track record of Turner.  It does not indicate how any Turner Fund has performed or will perform in the future.  Performance will vary based on many factors, including market conditions, the composition of the Titan Fund’s holdings and the Titan Fund’s expenses.  The Titan Partnership is not subject to the same liquidity requirements, diversification requirements, specific tax restrictions and investment limitations imposed on the Titan Fund by the Investment Company Act of 1940 and subchapter M of the Internal Revenue Code.  Consequently, the performance results of Turner could have been adversely affected if all of the accounts had been regulated as investment companies under the federal securities laws.  In addition, securities held by the Titan Fund will not be identical to the securities held by the Titan Partnership for the periods shown above.  Accordingly, future performance of the Titan Fund will differ from the performance of the Titan Partnership.

Administrator

Turner Investment Partners, Inc. also serves as Administrator to all Funds, for which it will receive an annual administration fee of 0.15% of the Turner Funds’ aggregate average daily net assets up to $2 billion and 0.12% of such assets in excess of $2 billion.  Under a separate sub-administration agreement between Turner and Citi Fund Services Ohio, Inc. (“Citi”), Citi provides sub-administrative services to the Funds.

More Information about Fund Management

On March 22, 2002, the Securities and Exchange Commission granted an exemptive order to the Turner Funds and Turner that permits Turner to use a “manager of managers” approach in providing investment advisory services to the Turner Funds.  Pursuant to the terms of the order, Turner, subject to the supervision and approval of the Board, is permitted to hire, terminate and replace investment sub-advisers or make material changes to investment sub-advisory agreements without shareholder approval.  When hiring a new sub-adviser, Turner would, however, furnish shareholders with information that is equivalent to what would be provided in a proxy statement requesting approval of a new sub-adviser.  The order also permits Turner and the Turner Funds to disclose to shareholders the aggregate sub-advisory fees paid to sub-advisers, without disclosing the precise amount paid to each sub-adviser.

Turner is not currently using a multi-manager approach to manage the Turner Funds.  It may employ such an approach when one of several situations arises.  For example, if Turner determines that it does not have the expertise in an investment style or sector that it thinks a Turner Fund should track, it may select a sub-adviser that can fulfill this task.  Also, if Turner or one of the Turner Funds’ sub-advisers reaches “capacity” on assets managed within a Turner Fund, Turner may select another sub-adviser if the Turner

25

Fund needs to add capacity.  Therefore, even where Turner does implement the “manager of managers” approach, all of the Turner Funds might not rely on the approach at any given time.

When and if Turner determines to use the multi-manager approach, it will provide detailed information about the sub-adviser to the Board and make recommendations regarding the appropriate allocation of assets to each sub-adviser.  The sub-adviser, in turn, will make investment decisions for the assets allocated to it and continuously review, supervise and administer the applicable Turner Fund’s investment programs.  It is expected that the “manager of managers” approach, when used from time to time by Turner and the Turner Funds, will (i) reduce fund expenses to the extent that a manager of managers Turner Fund will not have to prepare and solicit proxies each time a sub-advisory agreement is entered into or modified; (ii) promote efficient hiring and termination according to the judgment of the Board and Turner; and (iii) relieve shareholders of the very responsibility that they are paying Turner to assume, that is, the selection, termination and replacement of sub-advisers. Shareholder approval will be obtained before the “manager of managers” structure is used for any particular Turner Fund.

As investment adviser to the Turner Funds, Turner has the ultimate responsibility over any sub-adviser and is responsible for the investment performance of the Turner Funds.

Portfolio Managers

Matthew D. Glaser, Chief of Investment Strategies and Executive Managing Director, joined Turner in 2007.  He is the lead portfolio manager of the Market Neutral Fund.  Prior to joining Turner, Mr. Glaser was employed with Susquehanna International Group and was managing director at JP Morgan Chase and Robertson Stephens & Company.  He has 16 years of investment experience.  Mr. Glasser is supported by a team of investment professionals.

Vijay Shankaran, MD, PhD, Security Analyst/Portfolio Manager, is lead manager of the Medical Sciences Long/Short Fund and the Global Medical Sciences Strategy in the Spectrum Fund. Mr. Shankaran joined Turner in 2006. Prior to joining Turner, Mr. Shankaran was employed by Caxton Associates, MedImmune, Inc. and RiverVest Ventures.  He has 9 years of investment experience and covers stocks in the healthcare sector.  Mr. Shankaran is supported by a team of investment professionals.

Christopher Baggini, CFA, Senior Portfolio Manager/Security Analyst is the lead portfolio manager of the Titan Fund.  He is also lead manager of the Titan Strategy in the Spectrum Fund. Mr. Baggini joined Turner in 2010.  Prior to joining Turner, Mr. Baggini was employed with Aberdeen Asset Management from 2007 to 2010, and Nationwide Financial Services from 2000 to 2007.  He has 23 years of investment experience.  Mr. Baggini is supported by a team of investment professionals.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds.

26

PURCHASING, SELLING AND EXCHANGING CLASS C SHARES OF THE TURNER FUNDS

Investors may not purchase, sell or exchange shares directly. Shares may be purchased, exchanged, or redeemed only through retirement plans, broker-dealers, bank trust departments, financial advisors, or other financial intermediaries. Shares made available through full service broker-dealers are primarily available only through wrap accounts under which such broker-dealers impose additional fees for services connected to the wrap account. The Funds may not be available through certain of these intermediaries and not all financial intermediaries offer all classes of shares. Because you are investing through a financial institution, you will have to follow its procedures, which may differ from the procedures for investing directly with us. For example, in order for your transaction to be processed on the day that the order is placed, your financial institution may require you to place your order at an earlier time in the day than would be required if you were placing the order directly with the Funds. This allows the financial institution time to process your order and transmit it to the Funds’ Transfer Agent. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Funds. For more information about how to purchase, sell or exchange Fund shares through your financial institution, you should contact your financial institution directly.

All purchases, exchanges, redemptions, or other account activity must be processed through your financial intermediary or plan sponsor. Your financial intermediary or plan sponsor is responsible for promptly transmitting purchase, redemption, and other requests to the Funds under the arrangements made between your financial intermediary or plan sponsor and its customers. The Funds are not responsible for the failure of any financial intermediary or plan sponsor to carry out its obligations to its customers.

How To Buy Shares

Purchases of Shares may generally be made only through institutional channels such as retirement plans, broker-dealers, and other financial intermediaries. Contact your financial intermediary or refer to your plan documents for information on how to invest in the Funds, including additional information on minimum initial or subsequent investment requirements. Your financial intermediary may charge you a separate or additional fee for processing purchases of shares. Only certain financial intermediaries are authorized to receive purchase orders on the Funds’ behalf.

Minimum Initial Investments

•      In general, the Funds’ minimum initial investment is $2,500 for Class C Shares;

•      The minimum initial investment for the Systematic Investment Plan is $1,000 for Class C Shares; and

•      The minimum initial investment for Individual Retirement Accounts is $2,000 for Class C Shares.

We reserve the right to waive the minimum initial investment requirement.

Minimum Subsequent Investments

•      $50 for Class C Shares; and

•      $50 for Class C Shares through the Systematic Investment Plan.

We reserve the right to waive the minimum subsequent investment requirement.  We may waive this minimum for persons investing in the Funds through a “wrap” or managed account program, or through an employer-sponsored retirement plan.  Investors purchasing shares of a Fund through a wrap or managed account program may incur expenses in addition to those charged by the Fund.  Investors should consult their program sponsor concerning such additional expenses.

27

Minimum Account Size

•      In general, you must maintain a minimum account balance of $1,000 for Class C Shares.  If your account drops below $1,000 for Class C Shares due to redemptions, you may be required to sell your shares.

•      You will receive at least 60 days’ written notice to give you time to add to your account and avoid the sale of your shares.

Please note that you may incur a tax liability as a result of a redemption.

Systematic Investing

You may arrange for periodic purchases by authorizing your financial intermediary to withdraw the amount of your investment from your bank account on a day or days you specify. Not all financial intermediaries offer this plan. Contact your financial intermediary for details.

Commission on Class C Shares

Foreside Fund Services, LLC (the “Distributor”) may compensate your financial intermediary at the time of sale at a commission rate of 1.00% of the net asset value of the Class C Shares purchased.  Service providers to qualified plans will not receive this amount if they receive Plan Fees (as defined below) from the time of initial investment of qualified plan assets in Class C Shares.

Choosing Institutional Class, Investor Class and Class C Shares

•      Institutional Class, Investor Class and Class C Shares have different expenses and other characteristics.  Institutional Class Shares have lower annual expenses while Investor Class Shares have higher annual expenses than Institutional Class Shares.  Class C Shares have higher expenses than Institutional Class and Investor Class Shares.  The performance of each of these share classes will differ due to differences in expenses.

•      Institutional Class Shares are for individual investors and for certain institutional investors investing for their own or their customers’ accounts.

•      Investor Class Shares are for investments made through certain financial institutions or intermediaries.

•      Class C Shares are for investments made through certain financial institutions or intermediaries.

When Can You Purchase, Sell or Exchange Shares?

•      You may purchase, sell or exchange shares on any day that the New York Stock Exchange (“NYSE”) is open for business.  We define this as a “Business Day.”

•      You may purchase, sell or exchange shares on any Business Day between 9:00 A.M. and 4:00 P.M.

•      In order to receive the current Business Day’s net asset value (NAV) all trades must be received by DST Systems, Inc., the Funds’ transfer agent (the “Transfer Agent”), or a designated financial intermediary by 4:00 P.M. (Eastern time).  Trades received after that time will be executed at the following Business Day’s closing price.

How Fund Prices Are Calculated

•      The price per share (also referred to as the offering price) will be the NAV determined after the Funds’ Transfer Agent or a designated financial intermediary receive your purchase order in Good Order (as defined on page [   ]).

28

•      The Funds’ NAV is calculated once each Business Day at the regularly scheduled close of normal trading on the NYSE (usually 4:00 P.M. Eastern time).  Shares are not priced on days on which the NYSE is closed for trading.

•      In calculating the NAV, a Fund generally values its investment portfolio at market price.  If market prices for a security are unavailable or the Funds believe that they are unreliable, the Funds’ Fair Value Pricing Committee may determine, in good faith using methods approved by, and under the ultimate supervision of, the Board, the fair value of such security.  A significant event may cause the market price for a security held by a Fund to become unavailable or unreliable.  Such events include, but are not limited to: market disruptions or closings; governmental actions; corporate actions, such as reorganizations, mergers or buy-outs; corporate announcements on earnings; significant litigation; and regulatory developments.  While the use of fair valuations may reduce stale pricing arbitrage opportunities, it involves the risk that the values used by the Funds to price their investments may be different from those used by other mutual funds to price the same investments.

Limitations on Purchases, Sales and Exchanges

•      The Funds’ Transfer Agent will only accept purchase requests that are in good order (“Good Order”).  Good Order requires that the purchaser provide a completed and signed account application, including the purchaser’s social security number, tax identification number, and other identification required by law or regulation.  We may require that you provide photo identification such as a driver’s license or passport, and may telephone you to verify information you have provided.  If you do not provide the required information, or if we are unable to verify your identity, the Funds and their Transfer Agent reserve the right to not open or to close your account or to take such other steps as we deem reasonable, including initiating further identity verification procedures.  Purchases may be made only in U.S. dollars drawn on U.S. banks.  Cash, cashier’s checks, traveler’s checks, money orders, credit cards, credit card checks, or third-party checks (except for properly endorsed IRA rollover checks) will not be accepted.  The Funds may reject or cancel any purchase orders, including the purchase component of an exchange, for any reason.  Generally, cancellation notices will be sent via U.S. mail on the business day after a purchase order is received.

•      The Funds will normally send your sale proceeds to you within three Business Days after its Transfer Agent receives your redemption request, but it may take up to seven days.  If you recently purchased your shares by check or through Automated Clearing House (ACH), redemption proceeds may not be available, or exchange requests may not be permitted, until your investment has cleared (which for checks may take up to 15 days from the date of purchase).

•      As described more fully in the SAI, the Funds may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons as permitted by the SEC.

•      Excessive, short-term trading in Fund shares and other abusive trading practices (“abusive trading”) may disrupt portfolio management strategies, harm Fund performance, dilute the value of Fund shares and increase brokerage and administrative costs.  The Board has adopted policies in order to discourage abusive trading in the Funds.  The policies, which apply to all accounts investing in the Funds, prohibit the Funds’ service providers from knowingly:  (i) opening accounts for the purpose of market timing the Funds; (ii) entering client trades for the purpose of market timing; (iii) processing exchanges or switches for the purpose of market timing; and (iv) assisting a shareholder in commingling multiple clients’ funds in an omnibus account for the purpose of market timing.  The policies also require the Adviser to maintain policies and procedures designed to detect and deter abusive trading.  While these policies and procedures seek to discourage abusive trading in the Funds, neither the Funds nor the Adviser can guarantee that such policies and procedures will be successful in doing so, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus accounts maintained by brokers, retirement plan sponsors and other financial intermediaries. The Funds and their service providers may, in certain circumstances, request access to information

29

about individual shareholder transactions made through such omnibus arrangements. However, the Funds cannot assure that their policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares) or otherwise, and as a result frequent trading could adversely affect the Funds and their long-term shareholders as discussed above.

•      The Funds reserve the right to reject any purchase order (including an exchange order) from any shareholder that the Funds, in their sole discretion, believe has a history of engaging in abusive trading or whose trading activity, in the Funds’ judgment, has been or may be disruptive to the Funds.  In making this determination, the Funds may consider trading done in multiple accounts under common ownership or control.

•      Shareholders are currently permitted to make up to 4 “roundtrip” transactions between Turner Funds in any calendar year.  A roundtrip transaction is a redemption or exchange of shares of a Fund followed by a purchase back into that same Fund.  If a shareholder exceeds 4 roundtrip transactions per calendar year, or if the Funds determine, in their sole discretion, that a shareholder’s exchange activity is short-term in nature or otherwise not in the best interest of the Funds, the Funds may bar the shareholder from making further exchanges or purchases.  We may change or cancel our exchange policy at any time upon 60 days’ notice.

•      The Funds may be unable to compel all financial intermediaries who offer Fund shares to apply the limitations set forth above to curtail frequent trading.  The Funds reserve the right, in their sole discretion, to allow financial intermediaries to apply alternative abusive trading policies and trading restrictions reasonably designed to reduce incentives to engage in abusive trading.

HOW TO SELL SHARES

Redemptions, like purchases, may generally be effected only through retirement plans, broker-dealers, and other financial intermediaries.  Please contact your financial intermediary or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the redemption of shares.

Contingent Deferred Sales Charges

A 1.00% contingent deferred sales charge (“CDSC”) will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless a CDSC waiver applies.  The CDSC will be based on the lower of the original purchase price or the value of the Class C Shares redeemed.

CDSC Waivers

There are certain cases in which you may be exempt from a CDSC charged to Class C Shares.  Among others, these include:

•      Upon the death or disability of an account owner;

•      Retirement plans and certain other accounts held through a financial intermediary that have entered into an agreement with Foreside Fund Services, LLC to waive CDSCs for such accounts;

•      Retirement plan shareholders taking required minimum distributions;

•      The redemption of Class C Shares acquired through reinvestment of Fund dividends or distributions;

•      The portion of the redemption representing appreciation as a result of an increase in NAV above the total amount of payments for Class C Shares during the period during which the CDSC applies; or

•      If a Fund chooses to liquidate or involuntarily redeem shares in your account.

To keep the CDSC as low as possible, Class C Shares not subject to any CDSC will be redeemed first, followed by shares held longest.

30

Systematic Withdrawal Plan

You may arrange for periodic redemptions of Class C Shares by authorizing your financial intermediary to redeem a specified amount from your account on a day or days you specify.  Any resulting CDSC may be waived through financial intermediaries that have entered into an agreement with the Distributor.  The maximum annual rate at which shares subject to a CDSC may be redeemed, pursuant to a systematic withdrawal plan, without paying a CDSC, is 12% of the net asset value of the account.  Certain other terms and minimums may apply.  Not all financial intermediaries offer this plan.  Contact your financial intermediary for details.

HOW TO EXCHANGE SHARES

Exchanges, like purchases and redemptions, may generally be effected only through retirement plans, broker-dealers, and other financial intermediaries.  Please contact your financial intermediary or refer to the appropriate plan documents for details. Your financial intermediary may charge a processing or service fee in connection with the exchange of shares.

•      Generally, Class C Shares of the Funds may be exchanged for Class C Shares of any other Turner Fund.

•      Class C Shares received through an exchange of Class C Shares of another Fund of the Trust will not be subject to any applicable CDSC at the time of the exchange.  Any CDSC applicable to redemptions of Class C Shares will continue to be measured on the shares received by exchange from the date of your original purchase.

•      When you exchange shares, you are selling your shares and buying other Fund shares, which is a taxable event.  Your sale price and purchase price will be based on the NAV next calculated after the Funds’ Transfer Agent or a designated financial intermediary receives your exchange request.

31

OTHER POLICIES

Additional Information Regarding Fund Fees and Expenses

“Other Expenses” listed in the fee table on page [  ](“Table”) include dividends and interest on securities that the Funds sell short (“short sale dividends and interest”).  Short sale dividends and interest are treated as an expense, and increase each Fund’s total expense ratio.  The “Shareholder Servicing Fee” listed in the Table is included as a part of each Fund’s “Other Expenses” and is included in the Table for information purposes only.  Finally, the “Acquired Fund Fees and Expenses” listed in the Table include the expense of acquired funds (e.g., available cash that is temporarily invested in money market funds) in which each Fund invests.

Foreign Investors

The Funds do not generally accept investments by non-U.S. persons (for these purposes, the United States includes its territories and possessions).  Non-U.S. persons are not permitted to open new accounts with the Turner Funds.  Please contact Turner Funds’ Investor Services Team, at 1-800-224-6312, for more information.

Customer Identification and Verification

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you.  This information will be verified to ensure the identity of all persons opening a mutual fund account.

The Funds are required by law to reject your new account application if you do not provide the required identifying information.

In certain instances, the Funds are required to collect documents to fulfill its legal obligation.  Documents provided in connection with your application will be used solely to establish and verify your identity, and the Funds shall have no obligation with respect to the terms of any such document.

The Funds will attempt to collect any missing information required on the application by contacting you or, if applicable, your broker.  If the Funds are unable to obtain this information within a timeframe established in its sole discretion (e.g., 72 hours), which may change from time to time, your application will be rejected.

Upon receipt of your application by the Funds’ Transfer Agent or a designated financial intermediary in Good Order (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV per share next determined after receipt of your application in Good Order.

However, the Funds reserve the right to close your account at the then-current day’s NAV and remit proceeds to you via check if it is unable to verify your identity.  The Funds will attempt to verify your identity within a timeframe established in its sole discretion (e.g., 96 hours), which may change from time to time.  The Funds further reserve the right to hold your proceeds until your check for the purchase of Fund shares clears the bank, which may take up to 15 days from the date of purchase.  In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

32

Anti-Money Laundering Program

Customer identification and verification is part of the Fund’s overall obligation to deter money laundering under Federal law.  The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities.  In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority or by applicable law.

Redemptions In-Kind

The Funds generally pay sale (redemption) proceeds in cash.  However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds’ remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind).  Although it is highly unlikely that your shares would ever be redeemed in-kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale, as with any redemption.  In addition, you will be subject to the risk that the value of the securities distributed to you may change until you sell them.

Householding

To reduce expenses and demonstrate respect for the environment, we will deliver a single copy of the Funds’ financial reports, prospectuses, proxy statements and other similar documents to multiple investors who: share a post office box or residential street address; and either have the same last name or we reasonably believe to be members of the same family, unless we receive contrary instructions from you. If you wish to receive individual delivery of the documents, please contact us at 1-800-224-6312, and individual delivery of the documents will begin within 30 days of your request. Otherwise, delivery of a single copy of the documents to multiple investors will continue indefinitely.

Closing the Funds to New Investors

We believe that there are limits to the amount an investment adviser can effectively invest in certain asset classes.  Too many advisers try to manage more money regardless of their capacity to find attractive investments.  Turner and the Funds will not do this.  A Fund will be closed to new investors (with the limited exceptions explained elsewhere in this Prospectus) once assets under management reach certain specified levels.  Turner and the Funds may reopen investment styles should asset levels fall below capacity limits. Existing shareholders of a Fund will be notified before it is closed to new investors.

If a Fund is closed to new investors, existing shareholders of that Fund and, at the discretion of the closed Fund, third party plan administrators that have existing agreements with Turner and/or any of the Funds, may: (i) make investments in the closed Fund, (ii) reinvest dividends and capital gains distributions in the closed Fund, and (iii) open additional accounts with the Fund, provided the new accounts are registered in the same shareholder name or have the same taxpayer identification or social security number assigned to them.

Shareholder Services

The Funds have adopted Shareholder Services Plans (the “Service Plans”) that allow Class C Shares of the Funds to pay service fees to the Distributor (as defined below) and other service providers (together, the “Service Providers”).  Under the Service Plans, if a Service Provider provides shareholder services, including responding to shareholder inquiries and assisting shareholders with their accounts, a Fund may

33

pay shareholder service fees, directly and/or through the Distributor, to Service Providers at an annual rate not to exceed 0.25% of its Class C Shares’ average daily net assets.  Currently, Class C Shares of all Funds pay 0.25% in shareholder servicing fees.  Because these fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of charges.

Distribution of Fund Shares

Foreside Fund Services, LLC (the “Distributor”), a registered broker-dealer, serves as Distributor of the Funds.  The Distributor may enter into arrangements with banks, broker-dealers and other financial institutions through which investors may purchase or redeem shares.  The Distributor is not affiliated with the Adviser, Transfer Agent, Citi, or their affiliates.

The Funds have adopted Distribution Plans for Class C Shares (the “12b-1 Plans” and, together with the Service Plan, the “Plans”) that allows Class C Shares of the Funds to pay distribution fees to the Distributor and other Service Providers.  Under the 12b-1 Plans, if a Service Provider provides distribution services, a Fund may pay distribution fees pursuant to Rule 12b-1 of the Investment Company Act of 1940 to the Distributor at an annual rate not to exceed 0.75% of the Fund’s Class C Shares’ average daily net assets.  Currently, Class C Shares of all Funds pay the Distributor 0.75% in distribution fees.  The Distributor may pay any or all amounts received under the Rule 12b-1 Plan to other persons, including the Adviser or its affiliates, for any distribution activity.  Because these fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of charges.

Payments for Distribution, Shareholder Servicing and Other Sales Support Activities

The Distributor or Adviser is entitled to retain all fees related to the Service Plans and the 12b-1 Plans (together, “Plan Fees”) for the first 12 months on any investment in Class C Shares to recoup its expenses with respect to the payment of commissions on sales of Class C Shares. Financial intermediaries will become eligible for compensation under the Plans beginning in the 13th month following the purchase of Class C Shares, although the Distributor or Adviser may, pursuant to a written agreement between the Distributor or Adviser and a particular financial intermediary, pay such financial intermediary Plan Fees prior to the 13th month following the purchase of Class C Shares.  Up-front payments to broker-dealers or financial advisors are financed solely by the Adviser or the Distributor and are not financed by investors or the Fund.  The Distributor or Adviser is entitled to retain some or all Plan Fees in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record.

Turner or its affiliates are permitted to make payments relating to distribution, servicing and sales support activities out of their profits or other sources available to them (and not as an additional charge to the Funds).  Turner or its affiliates may pay affiliated and unaffiliated service organizations compensation for the sale and distribution of shares of the Funds or for other services to the Funds and shareholders.  These payments (“Additional Payments”) would be in addition to Fund payments described in this Prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the service organization, or may be based on a percentage of the value of shares sold to, or held by, customers of the service organization.  The aggregate amount of Additional Payments may be substantial.  The Additional Payments include amounts that are sometimes referred to as “revenue sharing” payments.  In some circumstances, these revenue sharing payments may create an incentive for a service organization, its employees or associated persons to recommend or sell shares of a Fund to you.  Please contact your

34

service organization for details about Additional Payments it may receive.  For more information on Additional Payments, see the Statement of Additional Information.  Turner does not direct portfolio transactions to broker-dealers in exchange for sales of Fund shares or to receive preferential marketing treatment.

Prime Broker

Citigroup Global Prime Brokerage (the “Prime Broker”) serves as prime broker of the Funds.  The Prime Broker has no responsibility for the preparation or accuracy of this Prospectus.

35

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Funds distribute their income annually as a dividend to shareholders.

The Funds make distributions of capital gains, if any, at least annually.  If you own Fund shares on the Fund’s record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash.  To elect cash payment, you must notify the Funds in writing prior to the date of the distribution.  Your election will be effective for dividends and distributions paid after we receive your written notice.  To cancel your election, simply send written notice to the Fund.

Taxes

The following is a summary of certain U.S. tax considerations relevant under current law, which may be subject to change in the future.  Except where otherwise indicated, the discussion relates to investors who are individual U.S. citizens or residents.  You should consult your tax adviser for further information regarding federal, state, local and foreign tax consequences relevant to your specific situation.

Distributions

Each Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss).  In general, the Funds’ distributions will be taxable to you for federal, state and local income tax purposes.  Distributions are taxable whether they are received in cash or reinvested in Fund shares.  For federal tax purposes, Fund distributions attributable to short-term capital gains and net investment income are taxable to you as ordinary income.  Distributions attributable to the net capital gain of a Fund generally are taxable to you as long-term capital gain.  This is true no matter how long you own your shares.

Under current provisions of the Internal Revenue Code, the maximum long-term capital gain tax rate applicable to individuals, estates, and trusts is 15%.  Also, Fund distributions to noncorporate shareholders attributable to dividends received by a Fund from U.S. and certain foreign corporations will generally be taxed at the long-term capital gain rate of 15%, as long as certain other requirements are met.  The amount of a Fund’s distributions that qualify for this favorable tax treatment may be reduced as a result of the Fund’s securities lending activities, a high portfolio turnover rate or investments in debt securities or “non-qualified” foreign corporations.  For these lower rates to apply to Fund distributions, the noncorporate shareholders must have owned their Fund shares for at least 61 days during the 121-day period beginning 60 days before a Fund’s ex-dividend date.  (These lower rates are currently scheduled to sunset after 2010.)

After 2010, the maximum rate for long-term capital gains for individuals, estates and trusts is scheduled to increase to 20%, while dividends become taxable at the same rates as apply to ordinary income.  In addition, beginning in 2013, taxpayers with income of $200,000 or more for individuals or $250,000 or more for joint filers will be subject to an additional tax of 3.8% on “unearned income,” including capital gains and dividends.

Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in October, November or December but paid in January are taxable as if they were paid on December 31.

36

A percentage of the Funds’ dividends paid to corporate shareholders may be eligible for the corporate dividends-received deduction.  This percentage may, however, be reduced as a result of the Fund’s securities lending activities, by a high portfolio turnover rate or by investments in debt securities or foreign corporations.

The Funds may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities.  If more than 50% of the value of the total assets of a Fund consists of stocks and securities (including debt securities) of foreign corporations at the close of a taxable year, the Fund may elect, for federal income tax purposes, to treat certain foreign taxes paid by it, including generally any withholding and other foreign income taxes, as paid by its shareholders. If a Fund makes this election, the amount of those foreign taxes paid by the Fund will be included in its shareholders’ income pro rata (in addition to taxable distributions actually received by them), and each such shareholder will be entitled either (1) to credit that proportionate amount of taxes against U.S. federal income tax liability as a foreign tax credit or (2) to take that amount as an itemized deduction. If the Fund is not eligible or chooses not to make this election the Fund will be entitled to deduct any such foreign taxes in computing the amounts it is required to distribute.

You should note that if you purchase shares of a Fund just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital.  This is known as “buying into a dividend.”

Sales and Exchanges

You will generally recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange of your shares of one Fund for shares of another Turner Fund, in an amount equal to the difference between your tax basis in the shares and the amount you receive for them.  Generally, this gain or loss is long-term or short-term depending on whether your holding period exceeds twelve months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares.  Additionally, any loss realized on a disposition of shares of a Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund.  If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

IRAs and Other Tax-Qualified Plans

The one major exception to the tax principles described above is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Backup Withholding

If you (a) have provided either an incorrect Social Security Number or Taxpayer Identification Number or no number at all, (b) are subject to withholding by the Internal Revenue Service for prior failure to properly include reportable interest or dividends on your return, or (c) have failed to certify to Turner Funds, when required to do so, that you are not subject to backup withholding or are an “exempt recipient,” then Turner Funds will be required in certain cases to withhold and remit to the Internal Revenue Service 28% of the dividends and distributions payable to you.

37

U.S. Tax Treatment of Foreign Shareholders

For nonresident aliens, foreign corporations and other foreign investors, Fund distributions attributable to net long-term capital gains in a Fund will generally be exempt from U.S. tax, but all other Fund distributions will generally be subject to a 30% withholding tax. The withholding tax may, however, be reduced (and, in some cases, eliminated) under an applicable tax treaty between the United States and a shareholder’s country of residence or incorporation, provided that the shareholder furnishes the Fund with a properly completed Form W-8BEN to establish entitlement for these treaty benefits.

Foreign shareholders will generally not be subject to U.S. tax on gains realized on sale, exchange or redemption of shares in a Fund.

Different U.S. tax rules apply to a foreign shareholder, however, if an investment in a Fund is connected to a trade or business of the shareholder in the United States or the shareholder is present in the United States for 183 days or more in a year.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

State and Local Taxes

You may also be subject to state and local taxes on income from Fund shares.  State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on U.S. government securities.

Your investment in the Funds could have additional tax consequences. You should consult your tax professional for information regarding all tax consequences applicable to your investments in the Fund.  This short summary is not intended as a substitute for careful tax planning.

More information is contained in the Statement of Additional Information.

38

TURNER FUNDS

INVESTMENT ADVISER

Turner Investment Partners, Inc.

1205 Westlakes Drive, Suite 100

Berwyn, PA 19312

DISTRIBUTOR

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated [              ], 2011 includes information about the Funds.  The SAI is on file with the SEC and is incorporated by reference into this Prospectus.  This means that the SAI, for legal purposes, is a part of this Prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports contain information about each Fund’s holdings, investment strategies, recent market conditions and trends, and their impact on Fund performance.  These reports also contain detailed financial information about the Funds.

To obtain an SAI, Annual or Semi-Annual Report (when available), without charge, upon request, or to request other information about the Funds or to make shareholder inquiries:

BY TELEPHONE: Call 1-800-224-6312

BY MAIL:	Write to Turner Funds at:
P.O. Box 219805
Kansas City, MO 64121-9805

BY INTERNET:  www.turnerinvestments.com

FROM THE SEC:

You can also obtain the SAI or the Annual and Semi-Annual Reports (when available), as well as other information about Turner Funds, from the EDGAR Database on the SEC’s website (www.sec.gov).  You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090).  You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to:

Securities and Exchange Commission

Public Reference Section

Washington, DC 20549-0102.

You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

Turner Funds’ Investment Company Act registration number is 811-07527.

(TUR-                       )

39

SUBJECT TO COMPLETION

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED.  WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE.  THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

TURNER FUNDS

PROSPECTUS

[           ], 2011

Long/Short Equity Funds

Turner Market Neutral Fund

•                  Institutional Class ([             ])

•                  Investor Class ([           ])

Turner Medical Sciences Long/Short Fund

•                  Institutional Class ([             ])

•                  Investor Class ([           ])

Turner Titan Fund

•                  Institutional Class ([             ])

•                  Investor Class ([           ])

Investment Adviser:

Turner Investment Partners, Inc.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of this Prospectus.  Any representation to the contrary is a criminal offense.

ABOUT THIS PROSPECTUS

This Prospectus has been arranged into different sections so that you can easily review this important information.

[      ]       Summary Section

[    ]Turner Market Neutral Fund

[    ]Turner Medical Sciences Long/Short Fund

[    ]Turner Titan Fund

[      ]       Additional Information about Fund Strategies and Risks

[      ]       Investments and Portfolio Management

[      ]       Purchasing, Selling and Exchanging Shares of the Turner Funds

[      ]       Other Policies

[      ]       Dividends, Distributions and Taxes

To obtain more information about Turner Funds, please refer to the back cover of this Prospectus.

SUMMARY SECTION

TURNER MARKET NEUTRAL FUND

Investment Objective

The Turner Market Neutral Fund seeks capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class Shares		Investor Class Shares
Investment Advisory Fees	1.50%		1.50%
Distribution (12b-1) Fees	None		None
Other Expenses	0.60	%(1)	0.60	%(1)
Shareholder Servicing Fee	None		0.25%
Acquired Fund Fees and Expenses	[ ]	%(2)	[ ]	%(2)
Total Annual Fund Operating Expenses	[ ]	%	[ ]	%
Fee Waivers and Expense Reimbursements	([ ]	)%(3)	([ ]	)%(3)

Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements	1.95%		2.20%

(1)                 “Other Expenses” are based on estimated amounts for the current fiscal year.

(2)                 Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

(3)                 Turner Investment Partners, Inc. (“Turner” or the “Adviser”) has contractually agreed to waive fees and reimburse Fund expenses to keep the “Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements” of Institutional Class Shares and Investor Class Shares from exceeding 1.95% and 2.20%, respectively, through [              ], 2012.  Turner may discontinue this arrangement at any time after [           ], 2012.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses will remain the same as stated under “Total Annual Fund Operating Expenses” and that you reinvest all dividends and distributions.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years
Turner Market Neutral Fund – Institutional Class Shares	$	[ ]	$	[ ]
Turner Market Neutral Fund – Investor Class Shares	$	[ ]	$	[ ]

Portfolio Turnover

The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, will affect the Fund’s performance.

1

Principal Strategy

The Turner Market Neutral Fund invests in stocks of companies with any capitalization range using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets.  Primarily, the Fund takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price.  The Fund’s holdings may range from small companies with over $100 million in market capitalization at the time of purchase to larger, established firms in a variety of industries and sectors.

It is anticipated that the Fund will typically hold between 10 and 40 securities long, and between 10 and 40 securities short, with a typical allocation generally resulting in a market neutral exposure, although there can be no assurance that will be the case.  Generally, the Adviser will attempt to maintain an approximately equal weighting among each of the Fund’s positions.  However, these weightings are expected to vary over time as a result of market fluctuations.

The Fund may invest and trade, both long and short, in a broad range of domestic and foreign equities (including, common stock, preferred stock, or securities convertible into common stock).  The Fund’s investments in foreign stocks may include emerging market securities.

The Fund may buy and sell securities frequently as part of its investment strategy.

Principal Risks

The Fund is intended for investors seeking long-term growth of capital.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  You could lose all, or a substantial portion, of your investment in the Fund.

The Fund may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund’s net asset value and total return.

The Fund is subject to the risks associated with selling securities short. A short sale results in a loss if the price of the securities sold short increases. In a generally rising market, short positions may be more likely to result in losses because securities sold short may be more likely to increase in value.

The Fund is subject to the risk that small, medium and large capitalization stocks may underperform other segments of the equity market or the equity markets as a whole. The Fund invests long in companies that Turner believes are favorably priced in relation to their fundamental value and will likely appreciate over time and short in securities of companies that Turner believes are overpriced in relation to their fundamental value and will likely depreciate over time.

The smaller and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and medium capitalization companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, smaller and medium capitalization stocks may be more volatile than those of larger companies.

The Fund is subject to risks due to its foreign investments. The Fund may also enter into foreign currency exchange contracts to hedge the currency risk of portfolio securities denominated in a foreign currency. Foreign investments may be riskier than U.S. investments because of factors such as foreign government

2

restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks. The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund’s investments will generate taxable income and realized capital gains.  Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The Fund’s ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities.

Performance Information

Prior to [             ], 2011, the Fund had not yet commenced operations and therefore does not have a performance history.

Investment Adviser

Turner Investment Partners, Inc. (“Turner” or the “Adviser”) serves as the investment adviser to the Market Neutral Fund.  For more information about the Adviser, please see Investments and Portfolio Management in the prospectus.

Portfolio Managers

Matthew D. Glaser, Chief of Investment Strategies and Executive Managing Director is the lead portfolio manager of the Market Neutral Fund. Mr. Glaser joined Turner in 2007.  Mr. Glaser is supported by a team of investment professionals.

Purchase and Sale of Fund Shares

Investors may purchase and redeem fund shares by phone, mail, wire or online, or through the Systematic Investment/Withdrawal Plan, on any day that the New York Stock Exchange (“NYSE”) is open for business, between 9:00 A.M. and 4:00 P.M.

By Phone, Wire or through a Systematic Plan: contact a Turner Funds’ representative at 1-800-224-6312

By Mail: write to Turner Funds at: P.O. Box 219805, Kansas City, MO 64121-9805

By Internet: www.turnerinvestments.com

Minimum Initial Investments

•                  In general, the Fund’s minimum initial investment is $100,000 for Institutional Class Shares and $2,500 for Investor Class Shares;

•                  The minimum initial investment for the Systematic Investment Plan is $100,000 for Institutional Class Shares and $1,000 for Investor Class Shares; and

•                  The minimum initial investment for Individual Retirement Accounts is $100,000 for Institutional Class Shares and $2,000 for Investor Class Shares.

Minimum Subsequent Investments

•                  $5,000 for Institutional Class Shares and $50 for Investor Class Shares by phone, mail, wire or online; and

3

•                  $5,000 for Institutional Class Shares and $50 for Investor Class Shares through the Systematic Investment Plan.

For more information about the purchase and sale of Fund shares, please see Purchasing, Selling and Exchanging Shares of the Turner Funds in the prospectus.

Tax Information

The Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss).  In general, the Fund’s distributions will be taxable to you for federal, state and local income tax purposes as ordinary income or capital gains, except that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your financial representative or visit your financial intermediary’s website for more information.

4

TURNER MEDICAL SCIENCES LONG/SHORT FUND

Investment Objective

The Turner Medical Sciences Long/Short Fund seeks capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class Shares		Investor Class Shares
Investment Advisory Fees	1.50%		1.50%
Distribution (12b-1) Fees	None		None
Other Expenses	0.60	%(1)	0.60	%(1)
Shareholder Servicing Fee	None		0.25%
Acquired Fund Fees and Expenses	[ ]	%(2)	[ ]	%(2)
Total Annual Fund Operating Expenses	[ ]	%	[ ]	%
Fee Waivers and Expense Reimbursements	([ ]	)%(3)	([ ]	)%(3)

Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements	1.95%		2.20%

(1)                 “Other Expenses” are based on estimated amounts for the current fiscal year.

(2)                 Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

(3)                 Turner Investment Partners, Inc. (“Turner” or the “Adviser”) has contractually agreed to waive fees and reimburse Fund expenses to keep the “Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements” of Institutional Class Shares and Investor Class Shares from exceeding 1.95% and 2.20%, respectively, through [              ], 2012.  Turner may discontinue this arrangement at any time after [           ], 2012.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses will remain the same as stated under “Total Annual Fund Operating Expenses” and that you reinvest all dividends and distributions.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years
Turner Medical Sciences Long/Short Fund – Institutional Class Shares	$	[ ]	$	[ ]
Turner Medical Sciences Long/Short Fund – Investor Class Shares	$	[ ]	$	[ ]

Portfolio Turnover

The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, will affect the Fund’s performance.

5

Principal Strategy

The Turner Medical Sciences Long/Short Fund invests primarily (at least 80% of its assets) in stocks of companies engaged in the health care sector using a long/short growth strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets.  This is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders.  Primarily, the Fund takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price.  The Fund’s holdings may generally range from small companies with over $250 million in market capitalization at the time of purchase to larger, established firms in the health care industry. Investments may also be made in other sectors of the equity markets.

It is anticipated that the Fund will typically hold between 15 and 75 securities long, and between 15 and 75 securities short, with a typical allocation generally resulting in a net long exposure, although there can be no assurance that will be the case.

The Fund may invest and trade, both long and short, in a broad range of domestic and foreign equities (including, common stock, preferred stock, or securities convertible into common stock).  The Fund’s investments in foreign stocks may include emerging market securities.

The Fund may buy and sell securities frequently as part of its investment strategy.

Principal Risks

The Fund is intended for investors seeking long-term growth of capital.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  You could lose all, or a substantial portion, of your investment in the Fund.

The Fund is subject to the risks associated with health care-related companies. Many health care-related companies are smaller and less seasoned than companies in other sectors. Health care-related companies may also be strongly affected by scientific or technological developments and their products may quickly become obsolete. Finally, many health care-related companies offer products and services that are subject to governmental regulation and may be adversely affected by changes in governmental policies or laws.

The Fund is subject to the risks associated with selling securities short. A short sale results in a loss if the price of the securities sold short increases. In a generally rising market, short positions may be more likely to result in losses because securities sold short may be more likely to increase in value.

The Fund is subject to the risk that small, medium and large capitalization stocks may underperform other segments of the equity market or the equity markets as a whole. The Fund invests long in companies that Turner believes are favorably priced in relation to their fundamental value and will likely appreciate over time and short in securities of companies that Turner believes are overpriced in relation to their fundamental value and will likely depreciate over time.

The smaller and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and medium capitalization companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, smaller and medium capitalization stocks may be more volatile than those of larger companies.

6

The Fund is subject to risks due to its foreign investments. The Fund may also enter into foreign currency exchange contracts to hedge the currency risk of portfolio securities denominated in a foreign currency. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks. The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund’s investments will generate taxable income and realized capital gains.  Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The Fund’s ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities.

Performance Information

Prior to [             ], 2011, the Fund had not yet commenced operations and therefore does not have a performance history.

Investment Adviser

Turner Investment Partners, Inc. (“Turner” or the “Adviser”) serves as the investment adviser to the Medical Sciences Long/Short Fund.  For more information about the Adviser, please see Investments and Portfolio Management in the prospectus.

Portfolio Managers

Vijay Shankaran, MD, PhD, Security Analyst/Portfolio Manager, is lead manager of the Medical Sciences Long/Short Fund.  Mr. Shankaran joined Turner in 2006. Mr. Shankaran is supported by a team of investment professionals.

Purchase and Sale of Fund Shares

Investors may purchase and redeem fund shares by phone, mail, wire or online, or through the Systematic Investment/Withdrawal Plan, on any day that the New York Stock Exchange (“NYSE”) is open for business, between 9:00 A.M. and 4:00 P.M.

By Phone, Wire or through a Systematic Plan: contact a Turner Funds’ representative at 1-800-224-6312

By Mail: write to Turner Funds at: P.O. Box 219805, Kansas City, MO 64121-9805

By Internet: www.turnerinvestments.com

Minimum Initial Investments

•                  In general, the Fund’s minimum initial investment is $100,000 for Institutional Class Shares and $2,500 for Investor Class Shares;

•                  The minimum initial investment for the Systematic Investment Plan is $100,000 for Institutional Class Shares and $1,000 for Investor Class Shares; and

•                  The minimum initial investment for Individual Retirement Accounts is $100,000 for Institutional Class Shares and $2,000 for Investor Class Shares.

7

Minimum Subsequent Investments

•                  $5,000 for Institutional Class Shares and $50 for Investor Class Shares by phone, mail, wire or online; and

•                  $5,000 for Institutional Class Shares and $50 for Investor Class Shares through the Systematic Investment Plan.

For more information about the purchase and sale of Fund shares, please see Purchasing, Selling and Exchanging Shares of the Turner Funds in the prospectus.

Tax Information

The Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss).  In general, the Fund’s distributions will be taxable to you for federal, state and local income tax purposes as ordinary income or capital gains, except that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your financial representative or visit your financial intermediary’s website for more information.

8

TURNER TITAN FUND

Investment Objective

The Turner Titan Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Institutional Class Shares		Investor Class Shares
Investment Advisory Fees	1.50%		1.50%
Distribution (12b-1) Fees	None		None
Other Expenses	0.60	%(1)	0.60	%(1)
Shareholder Servicing Fee	None		0.25%
Acquired Fund Fees and Expenses	[ ]	%(2)	[ ]	%(2)
Total Annual Fund Operating Expenses	[ ]	%	[ ]	%
Fee Waivers and Expense Reimbursements	([ ]	)%(3)	([ ]	)%(3)

Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements	1.95%		2.20%

(1)                 “Other Expenses” are based on estimated amounts for the current fiscal year.

(2)                 Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

(3)                 Turner Investment Partners, Inc. (“Turner” or the “Adviser”) has contractually agreed to waive fees and reimburse Fund expenses to keep the “Total Annual Fund Operating Expenses after Fee Waivers and Expense Reimbursements” of Institutional Class Shares and Investor Class Shares from exceeding 1.95% and 2.20%, respectively, through [              ], 2012.  Turner may discontinue this arrangement at any time after [           ], 2012.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses will remain the same as stated under “Total Annual Fund Operating Expenses” and that you reinvest all dividends and distributions.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years
Turner Titan Fund – Institutional Class Shares	$	[ ]	$	[ ]
Turner Titan Fund – Investor Class Shares	$	[ ]	$	[ ]

Portfolio Turnover

The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, will affect the Fund’s performance.  The Adviser expects a high portfolio turnover rate in excess of 300%.

Principal Strategy

The Turner Titan Fund invests in stocks of companies with primarily large capitalization ranges across all major industry sectors using a long/short strategy in seeking to capture alpha, reduce volatility, and

9

preserve capital in declining markets.  Primarily, the Fund takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price. For long positions, the Adviser uses a fundamental, bottom-up equity investment style focused on intensive, first-hand research and company evaluation.  For short positions, the Adviser focuses on companies that it believes have deteriorating fundamentals and quality characteristics such as: 1) stock prices that appear to already reflect earnings; 2) expectations of adverse events that would affect long-term earnings; 3) poorly performing management; 4) indicators that the company is likely to fail to meet expected performance; or 5) companies that exist in industries with structural weaknesses. The Fund’s holdings will be global and diversified.

It is anticipated that the Fund will typically hold between 20 and 60 securities long, and between 20 and 60 securities short.  Generally, the Adviser will attempt to maintain a typical long position size per holding and a typical short position size per holding between 0.5% to 5.0% of the Fund’s net assets.  However, these weightings are expected to vary over time as a result of market fluctuations.  The Adviser expects to attempt to rebalance the Fund’s portfolio periodically.

The Fund may invest and trade, both long and short, in a broad range of domestic and foreign equities (including, common stock, preferred stock, or securities convertible into common stock).  The Fund’s investments in foreign stocks may include emerging market securities.

The Fund may buy and sell securities frequently as part of its investment strategy.

Principal Risks

The Fund is intended for investors seeking long-term growth of capital.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  You could lose all, or a substantial portion, of your investment in the Fund.

The Fund may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the Fund’s net asset value and total return.

The Fund is subject to the risks associated with selling securities short. A short sale results in a loss if the price of the securities sold short increases. In a generally rising market, short positions may be more likely to result in losses because securities sold short may be more likely to increase in value.

The Fund is subject to the risk that small, medium and large capitalization stocks may underperform other segments of the equity market or the equity markets as a whole. The Fund invests long in companies that Turner believes are favorably priced in relation to their fundamental value and will likely appreciate over time and short in securities of companies that Turner believes are overpriced in relation to their fundamental value and will likely depreciate over time.

The smaller and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and medium capitalization companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, smaller and medium capitalization stocks may be more volatile than those of larger companies.

10

The Fund is subject to risks due to its foreign investments. The Fund may also enter into foreign currency exchange contracts to hedge the currency risk of portfolio securities denominated in a foreign currency. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks. The risks associated with foreign investments are heightened when investing in emerging markets. The government and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

The Fund’s investments will generate taxable income and realized capital gains.  Shareholder redemptions may force the Fund to sell securities at an inappropriate time, also resulting in realized gains.

The Fund’s ability to buy and sell securities frequently may result in higher transaction costs and additional tax liabilities.

Performance Information

Prior to [             ], 2011, the Fund had not yet commenced operations and therefore does not have a performance history.

Investment Adviser

Turner Investment Partners, Inc. (“Turner” or the “Adviser”) serves as the investment adviser to the Titan Fund.  For more information about the Adviser, please see Investments and Portfolio Management in the prospectus.

Portfolio Managers

Christopher Baggini, CFA and Senior Portfolio Manager/Security Analyst is the lead portfolio manager of the Titan Fund. Mr. Baggini joined Turner in 2010.  Mr. Baggini is supported by a team of investment professionals.

Purchase and Sale of Fund Shares

Investors may purchase and redeem fund shares by phone, mail, wire or online, or through the Systematic Investment/Withdrawal Plan, on any day that the New York Stock Exchange (“NYSE”) is open for business, between 9:00 A.M. and 4:00 P.M.

By Phone, Wire or through a Systematic Plan: contact a Turner Funds’ representative at 1-800-224-6312

By Mail: write to Turner Funds at: P.O. Box 219805, Kansas City, MO 64121-9805

By Internet: www.turnerinvestments.com

Minimum Initial Investments

•                  In general, the Fund’s minimum initial investment is $100,000 for Institutional Class Shares and $2,500 for Investor Class Shares;

•                  The minimum initial investment for the Systematic Investment Plan is $100,000 for Institutional Class Shares and $1,000 for Investor Class Shares; and

•                  The minimum initial investment for Individual Retirement Accounts is $100,000 for Institutional Class Shares and $2,000 for Investor Class Shares.

11

Minimum Subsequent Investments

•                  $5,000 for Institutional Class Shares and $50 for Investor Class Shares by phone, mail, wire or online; and

•                  $5,000 for Institutional Class Shares and $50 for Investor Class Shares through the Systematic Investment Plan.

For more information about the purchase and sale of Fund shares, please see Purchasing, Selling and Exchanging Shares of the Turner Funds in the prospectus.

Tax Information

The Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss).  In general, the Fund’s distributions will be taxable to you for federal, state and local income tax purposes as ordinary income or capital gains, except that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your financial representative or visit your financial intermediary’s website for more information.

12

ADDITIONAL INFORMATION ABOUT FUND STRATEGIES AND RISKS

Turner Funds (the “Trust” or the “Turner Funds”) is a mutual fund family that offers different classes of shares in separate investment portfolios.  This Prospectus gives you important information about Institutional Class and Investor Class Shares of the Turner Market Neutral, Turner Medical Sciences Long/Short and Turner Titan Funds that you should know before investing.  Shareholders may purchase shares in the Funds through three separate classes, Institutional Class, Investor Class and Class C.  Class C Shares are described in a separate prospectus.

TURNER MARKET NEUTRAL FUND

Fund Strategy

The Turner Market Neutral Fund invests in stocks of companies with any capitalization range using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets.  This is a non-fundamental investment policy that can be changed without shareholder approval.

The Fund may invest and trade, both long and short, in a broad range of domestic and foreign securities and other investment instruments including the following: depositary receipts, exchange traded funds (“ETFs”) and other registered investment companies, swaps, forwards, repurchase and reverse repurchase agreements, equities (including, common stock, preferred stock, securities convertible into common stock, or securities (or other instruments) with prices linked to the value of common stocks), listed and over-the-counter options, futures, foreign currency futures contracts, index futures contracts, structured derivative products and initial public offerings. The Fund may also invest in various types of instruments providing investment exposure to underlying securities.

The Fund utilizes short sales. A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. To make delivery to the buyer, the Fund must borrow the security, and the Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund. When the Fund makes a short sale in the United States, it must leave the proceeds thereof with the broker and it must also deposit with, or pledge to, the broker an amount of cash or U.S. Government or other securities sufficient under current margin regulations to collateralize its obligation to replace the borrowed securities that have been sold. Local law will govern short sale transactions conducted on a foreign exchange.

The extent to which the Fund will engage in short sales will depend upon Turner’s perception of market direction. The Fund has no policy limiting the amount of its capital it may deposit to collateralize its obligation to replace borrowed securities sold short.

The Fund may utilize options. A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an “opening transaction.” In order to close out an option position, the Fund may enter into a “closing transaction,” which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If the Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

13

The Fund may invest in ETFs. ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, ETFs seek to track a specified securities index or a basket of securities that an “index provider” selects as representative of a market, market segment or industry sector. An ETF portfolio generally holds the same stocks or bonds as the index it tracks or it may hold a representative sample of such securities. Thus, an ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Fund will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

Turner monitors the market and the Fund’s positions to attempt to maintain appropriate levels of risk and volatility. Turner attempts to identify, quantify and manage portfolio risks over potential investment horizons to seek to optimize performance. When in Turner’s opinion trading losses or volatility reach unacceptable levels, the Fund will seek to reduce or eliminate exposure to such positions, which may result in temporary investments in cash and cash equivalents.

The investments and strategies described throughout this Prospectus are those that the Fund uses under normal conditions.  During normal market conditions, in order to meet applicable margin requirements or otherwise, the Fund may maintain a significant portion of its assets in cash or cash equivalents. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, repurchase agreements and short-term obligations that would not ordinarily be consistent with the Fund’s objectives. The Fund will do so only if Turner believes that the risk of loss in using the Fund’s normal strategies and investments outweighs the opportunity for gains.

Fund Risks

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments, and the prices of these companies’ securities may decline in response.  These factors contribute to price volatility, which is the principal risk of investing in the Fund.  You could lose all, or a substantial portion, of your investment in the Fund.  In addition, many of the equity securities purchased by the Fund are common stocks.  Common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of liquidation.

The Fund is subject to the risks associated with selling securities short. A short sale results in a gain if the price of the securities sold short declines between the date of the short sale and the date on which securities are purchased to replace those borrowed. A short sale results in a loss if the price of the securities sold short increases. Any gain is decreased, and any loss is increased, by the amount of any payment, dividend or interest that the Fund may be required to pay with respect to the borrowed securities, offset (wholly or partly) by short interest credits. In a generally rising market, short positions may be more likely to result in losses because securities sold short may be more likely to increase in value. A short sale involves a finite opportunity for appreciation, but a theoretically unlimited risk of loss.

The Fund is subject to risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. The stocks held by the Fund may underperform other types of stocks, and may not increase or may decline in value.

Investing in issuers headquartered or otherwise located in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers.

14

These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investment.

The Fund is subject to risks associated with the use of options, including: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while the Fund will receive a premium when it writes call options, it may not participate fully in a rise in the market value of the underlying security.

The Fund is subject to risks associated with investments in ETFs. An investment in an ETF generally presents the same primary risks as an investment in a conventional open-end fund that has the same investment objectives, strategies, and policies. Additionally, the risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile.

The Fund may participate in initial public offerings (“IPOs”).  Some successful IPOs may have a significant impact on the Fund’s performance, especially if the Fund has lower asset levels.  There is no guarantee that there will be successful IPOs or that the Fund will have access to successful IPOs.  In addition, as Fund assets grow, the positive impact of successful IPOs on Fund performance tends to decrease.

The Fund may invest in companies that experience certain events, such as a restructuring, merger, leveraged buyout, takeover or similar action that causes a decline in market value or credit quality of the corporation’s stocks or bonds due to factors including unfavorable market response or a resulting increase in the company’s debt.  Such added debt may significantly reduce the credit quality and/or market value of a company’s bonds.

Turner’s investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

TURNER MEDICAL SCIENCES LONG/SHORT FUND

Fund Strategy

The Turner Medical Sciences Long/Short Fund invests primarily (at least 80% of its assets) in stocks of companies engaged in the health care sector using a long/short growth strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets.  This is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders.

The Fund may invest and trade, both long and short, in a broad range of domestic and foreign securities and other investment instruments including the following: depositary receipts, ETFs and other registered investment companies, swaps, forwards, repurchase and reverse repurchase agreements, equities (including, common stock, preferred stock, securities convertible into common stock, or securities (or other instruments) with prices linked to the value of common stocks), listed and over-the-counter options, futures, foreign currency futures contracts, index futures contracts, structured derivative products and initial public offerings. The Fund may also invest in various types of instruments providing investment exposure to underlying securities.

15

The Fund utilizes short sales. A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. To make delivery to the buyer, the Fund must borrow the security, and the Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund. When the Fund makes a short sale in the United States, it must leave the proceeds thereof with the broker and it must also deposit with, or pledge to, the broker an amount of cash or U.S. Government or other securities sufficient under current margin regulations to collateralize its obligation to replace the borrowed securities that have been sold. Local law will govern short sale transactions conducted on a foreign exchange.

The extent to which the Fund will engage in short sales will depend upon Turner’s perception of market direction. The Fund has no policy limiting the amount of its capital it may deposit to collateralize its obligation to replace borrowed securities sold short.

The Fund may utilize options. A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an “opening transaction.” In order to close out an option position, the Fund may enter into a “closing transaction,” which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If the Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

The Fund may invest in ETFs. ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, ETFs seek to track a specified securities index or a basket of securities that an “index provider” selects as representative of a market, market segment or industry sector. An ETF portfolio generally holds the same stocks or bonds as the index it tracks or it may hold a representative sample of such securities. Thus, an ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Fund will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

Turner monitors the market and the Fund’s positions to attempt to maintain appropriate levels of risk and volatility. Turner attempts to identify, quantify and manage portfolio risks over potential investment horizons to seek to optimize performance. When in Turner’s opinion trading losses or volatility reach unacceptable levels, the Fund will seek to reduce or eliminate exposure to such positions, which may result in temporary investments in cash and cash equivalents.

The investments and strategies described throughout this Prospectus are those that the Fund uses under normal conditions.  During normal market conditions, in order to meet applicable margin requirements or otherwise, the Fund may maintain a significant portion of its assets in cash or cash equivalents. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, repurchase agreements and short-term obligations that would not ordinarily be consistent with the Fund’s objectives. The Fund will do so only if Turner believes that the risk of loss in using the Fund’s normal strategies and investments outweighs the opportunity for gains.

16

Fund Risks

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments, and the prices of these companies’ securities may decline in response.  These factors contribute to price volatility, which is the principal risk of investing in the Fund.  You could lose all, or a substantial portion, of your investment in the Fund.  In addition, many of the equity securities purchased by the Fund are common stocks.  Common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of liquidation.

The Fund is subject to the risks associated with selling securities short. A short sale results in a gain if the price of the securities sold short declines between the date of the short sale and the date on which securities are purchased to replace those borrowed. A short sale results in a loss if the price of the securities sold short increases. Any gain is decreased, and any loss is increased, by the amount of any payment, dividend or interest that the Fund may be required to pay with respect to the borrowed securities, offset (wholly or partly) by short interest credits. In a generally rising market, short positions may be more likely to result in losses because securities sold short may be more likely to increase in value. A short sale involves a finite opportunity for appreciation, but a theoretically unlimited risk of loss.

The Fund is subject to risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. The stocks held by the Fund may underperform other types of stocks, and may not increase or may decline in value.

Investing in issuers headquartered or otherwise located in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investment.

The Fund is subject to risks associated with the use of options, including: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while the Fund will receive a premium when it writes call options, it may not participate fully in a rise in the market value of the underlying security.

The Fund is subject to risks associated with investments in ETFs. An investment in an ETF generally presents the same primary risks as an investment in a conventional open-end fund that has the same investment objectives, strategies, and policies. Additionally, the risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile.

The Fund may participate in IPOs.  Some successful IPOs may have a significant impact on the Fund’s performance, especially if the Fund has lower asset levels.  There is no guarantee that there will be successful IPOs or that the Fund will have access to successful IPOs.  In addition, as Fund assets grow, the positive impact of successful IPOs on Fund performance tends to decrease.

17

The Fund may invest in companies that experience certain events, such as a restructuring, merger, leveraged buyout, takeover or similar action that causes a decline in market value or credit quality of the corporation’s stocks or bonds due to factors including unfavorable market response or a resulting increase in the company’s debt.  Such added debt may significantly reduce the credit quality and/or market value of a company’s bonds.

Turner’s investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

TURNER TITAN FUND

Fund Strategy

The Turner Titan Fund invests in stocks of companies with primarily large capitalization ranges across all major industry sectors using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets.  This is a non-fundamental investment policy that can be changed without shareholder approval.

The Fund may invest and trade, both long and short, in a broad range of domestic and foreign securities and other investment instruments including the following: depositary receipts, ETFs and other registered investment companies, swaps, forwards, repurchase and reverse repurchase agreements, equities (including, common stock, preferred stock, securities convertible into common stock, or securities (or other instruments) with prices linked to the value of common stocks), listed and over-the-counter options, futures, foreign currency futures contracts, index futures contracts, structured derivative products, real estate investment trusts and initial public offerings. The Fund may also invest in various types of instruments providing investment exposure to underlying securities.

The Fund utilizes short sales. A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. To make delivery to the buyer, the Fund must borrow the security, and the Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund. When the Fund makes a short sale in the United States, it must leave the proceeds thereof with the broker and it must also deposit with, or pledge to, the broker an amount of cash or U.S. Government or other securities sufficient under current margin regulations to collateralize its obligation to replace the borrowed securities that have been sold. Local law will govern short sale transactions conducted on a foreign exchange. The Fund may also make paired trades, taking both long and short positions in various companies in an effort to reduce the market and sector impact on performance. The Fund will not hold a security both long and short at the same time.

The extent to which the Fund will engage in short sales will depend upon Turner’s perception of market direction. The Fund has no policy limiting the amount of its capital it may deposit to collateralize its obligation to replace borrowed securities sold short.

The Fund may utilize options. A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an “opening transaction.” In order to close out an option position, the Fund may enter into a “closing transaction,” which is simply the sale (purchase) of an option contract on the same security

18

with the same exercise price and expiration date as the option contract originally opened. If the Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

The Fund may invest in ETFs. ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. In general, ETFs seek to track a specified securities index or a basket of securities that an “index provider” selects as representative of a market, market segment or industry sector. An ETF portfolio generally holds the same stocks or bonds as the index it tracks or it may hold a representative sample of such securities. Thus, an ETF is designed so that its performance will correspond closely with that of the index it tracks. As a shareholder in an ETF, the Fund will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

Turner monitors the market and the Fund’s positions to attempt to maintain appropriate levels of risk and volatility. Turner attempts to identify, quantify and manage portfolio risks over potential investment horizons to seek to optimize performance. When in Turner’s opinion trading losses or volatility reach unacceptable levels, the Fund will seek to reduce or eliminate exposure to such positions, which may result in temporary investments in cash and cash equivalents.

The investments and strategies described throughout this Prospectus are those that the Fund uses under normal conditions.  During normal market conditions, in order to meet applicable margin requirements or otherwise, the Fund may maintain a significant portion of its assets in cash or cash equivalents. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, repurchase agreements and short-term obligations that would not ordinarily be consistent with the Fund’s objectives. The Fund will do so only if Turner believes that the risk of loss in using the Fund’s normal strategies and investments outweighs the opportunity for gains.

Fund Risks

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments, and the prices of these companies’ securities may decline in response.  These factors contribute to price volatility, which is the principal risk of investing in the Fund.  You could lose all, or a substantial portion, of your investment in the Fund.  In addition, many of the equity securities purchased by the Fund are common stocks.  Common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company’s assets in the event of liquidation.

The Fund is subject to the risks associated with selling securities short. A short sale results in a gain if the price of the securities sold short declines between the date of the short sale and the date on which securities are purchased to replace those borrowed. A short sale results in a loss if the price of the securities sold short increases. Any gain is decreased, and any loss is increased, by the amount of any payment, dividend or interest that the Fund may be required to pay with respect to the borrowed securities, offset (wholly or partly) by short interest credits. In a generally rising market, short positions may be more likely to result in losses because securities sold short may be more likely to increase in value. A short sale involves a finite opportunity for appreciation, but a theoretically unlimited risk of loss.

19

The Fund is subject to risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. The stocks held by the Fund may underperform other types of stocks, and may not increase or may decline in value.

Investing in issuers headquartered or otherwise located in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investment.

The Fund is subject to risks associated with the use of options, including: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while the Fund will receive a premium when it writes call options, it may not participate fully in a rise in the market value of the underlying security.

The Fund is subject to risks associated with investments in ETFs. An investment in an ETF generally presents the same primary risks as an investment in a conventional open-end fund that has the same investment objectives, strategies, and policies. Additionally, the risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile.

The Fund may participate in IPOs.  Some successful IPOs may have a significant impact on the Fund’s performance, especially if the Fund has lower asset levels.  There is no guarantee that there will be successful IPOs or that the Fund will have access to successful IPOs.  In addition, as Fund assets grow, the positive impact of successful IPOs on Fund performance tends to decrease.

The Fund may invest in companies that experience certain events, such as a restructuring, merger, leveraged buyout, takeover or similar action that causes a decline in market value or credit quality of the corporation’s stocks or bonds due to factors including unfavorable market response or a resulting increase in the company’s debt.  Such added debt may significantly reduce the credit quality and/or market value of a company’s bonds.

The Fund may invest in real estate investment trusts (“REITs”), which pool investors’ money for investment in income producing commercial real estate or real estate related loans or interests.  A shareholder in the Fund should realize that by investing in REITs indirectly through the Fund, he or she will bear not only his or her proportionate share of the expenses of the Fund, but also indirectly, similar expenses of underlying REITs. The Fund may be subject to certain risks associated with the direct investments of the REITs including: 1) REITs may be affected by changes in their underlying properties and by defaults by borrowers or tenants; 2) mortgage REITs may be affected by the quality of the credit extended and are subject to prepayment risk; and 3) REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.  Furthermore, REITs are dependent on specialized management skills.  REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations.  In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code or its failure to maintain exemption from registration under the Investment Company Act of 1940, as amended.

20

Turner’s investment approach may be out of favor at times, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to the stock selection and portfolio construction process.

21

INVESTMENTS AND PORTFOLIO MANAGEMENT

More Information about Fund Investments

In addition to the investments and strategies described in this Prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices.  These investments and strategies, as well as those described in this Prospectus, are further described in our Statement of Additional Information (“SAI”).

In order to generate additional income, a Fund may lend its securities pursuant to one or more securities lending agreements (each a “Lending Agreement”).  Unless otherwise agreed, security loans made pursuant to a Lending Agreement are required at all times to be continuously secured by collateral consisting of cash or securities of the U.S. government or its agencies or other liquid securities equal to at least 100% of the market value of the loaned securities. Collateral is marked to market daily.  The Funds receive an annual fee for their participation in a Lending Agreement, and cash collateral received may be invested pursuant to terms approved by the Trust’s Board of Trustees (the “Board”) (including, among other things, into money market funds).  All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses.  Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund’s ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

A complete schedule of each Fund’s portfolio holdings, current as of month-end, will be available on the Turner Funds’ website at www.turnerinvestments.com within 15 business days after the end of each calendar month.  This information will remain available on the website at least until updated for the next month or until the Funds file with the Securities and Exchange Commission their semi-annual/annual shareholder report or quarterly portfolio holdings report that includes such period.  The Funds may terminate or modify this policy at any time without further notice to shareholders.  A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the SAI.

Investment Adviser

Turner, an SEC-registered adviser, serves as the investment adviser to the Funds. As the Funds’ investment adviser, Turner makes investment decisions for the Funds and continuously reviews, supervises and administers the Funds’ investment programs. Turner and the Funds’ Chief Compliance Officer also ensure compliance with the Funds’ investment policies and guidelines.

As of [                 ], 2010, Turner and its subsidiaries had approximately $[   ] billion in assets under management.

A discussion regarding the basis for the Board’s approval of the investment advisory contracts for the Funds will be available in the Funds’ semi-annual report for the period ended March 31, 2011.

Prior Performance Information for All Similar Market Neutral Accounts Managed By Turner

Turner has experience in managing other accounts with investment objectives substantially similar to the Market Neutral Fund (the “Other Market Neutral Accounts”). Included within these accounts is a private investment partnership (“Market Neutral Partnership”) that has an investment objective, policies and strategies substantially similar to the Market Neutral Fund.  The table below shows the returns for the Other Market Neutral Accounts (including the Market Neutral Partnership and any other substantially

22

similar accounts of the Other Market Neutral Accounts) managed by Turner compared with the S&P 500 Index for the periods shown.  The performance history has been calculated in accordance with [Global Investment Professional Standards] and has been adjusted to show the performance net of all Market Neutral Fund fees and expenses.  Such performance reflects the reinvestment of dividends and other earnings, if any.  While the management fees of the Other Market Neutral Accounts (including the Market Neutral Partnership, which also pays an incentive allocation) were generally lower than the investment advisory fee of the Market Neutral Fund, the net returns shown on the next page as adjusted in the matter described herein, may exceed the actual performance obtained by any investor in the Other Market Neutral Accounts because, in addition to the Market Neutral Partnership’s management fee and other fees and expenses, the general partner of the Market Neutral Partnership receives an incentive allocation from each limited partner’s capital account, generally equal to 20% of any profits achieved in a fiscal year after recoupment of prior losses.  The returns of the S&P 500 Index assume all dividends and distributions have been reinvested.

	Total Return
Calendar Year	Gross	Net of Fund fees and expenses	S&P 500 Index
2008	7.9%
2009	28.9%
2010
Since Inception (4/1/08)	6.7%

This information is designed to demonstrate the historical track record of Turner.  It does not indicate how any Turner Fund has performed or will perform in the future.  Performance will vary based on many factors, including market conditions, the composition of the Market Neutral Fund’s holdings and the Market Neutral Fund’s expenses.  The Market Neutral Partnership is not subject to the same liquidity requirements, diversification requirements, specific tax restrictions and investment limitations imposed on the Market Neutral Fund by the Investment Company Act of 1940 and subchapter M of the Internal Revenue Code.  Consequently, the performance results of Turner could have been adversely affected if all of the accounts had been regulated as investment companies under the federal securities laws.  In addition, securities held by the Market Neutral Fund will not be identical to the securities held by the Market Neutral Partnership for the periods shown above.  Accordingly, future performance of the Market Neutral Fund will differ from the performance of the Market Neutral Partnership.

Prior Performance Information for All Similar Medical Sciences Long/Short Accounts Managed By Turner

Turner has experience in managing other accounts with investment objectives substantially similar to the Medical Sciences Long/Short Fund (the “Other Medical Sciences Long/Short Accounts”). Included within these accounts is a private investment partnership (“Medical Sciences Long/Short Partnership”) that has an investment objective, policies and strategies substantially similar to the Medical Sciences Long/Short Fund.  The table below shows the returns for the Other Medical Sciences Long/Short Accounts (including the Medical Sciences Long/Short Partnership and any other substantially similar accounts of the Other Medical Sciences Long/Short Accounts) managed by Turner compared with the S&P 500 Healthcare Index for the periods shown.  The performance history has been calculated in accordance with [Global Investment Professional Standards] and has been adjusted to show the performance net of all Medical Sciences Long/Short Fund fees and expenses.  Such performance reflects the reinvestment of dividends and other earnings, if any.  While the management fees of the Other

23

Medical Sciences Long/Short Accounts (including the Medical Sciences Long/Short Partnership, which also pays an incentive allocation) were generally equal to the investment advisory fee of the Medical Sciences Long/Short Fund, the net returns shown on the next page as adjusted in the matter described herein, may exceed the actual performance obtained by any investor in the Other Medical Sciences Long/Short Accounts because, in addition to the Medical Sciences Long/Short Partnership’s management fee and other fees and expenses, the general partner of the Medical Sciences Long/Short Partnership receives an incentive allocation from each limited partner’s capital account, generally equal to 20% of any profits achieved in a fiscal year after recoupment of prior losses.  The returns of the S&P 500 Healthcare Index assume all dividends and distributions have been reinvested.

	Total Return
Calendar Year	Gross	Net of Fund fees and expenses	S&P 500 Healthcare Index
2008	3.6%
2009	23.3%
2010
Since Inception (1/1/08)	10.4%

This information is designed to demonstrate the historical track record of Turner.  It does not indicate how any Turner Fund has performed or will perform in the future.  Performance will vary based on many factors, including market conditions, the composition of the Medical Sciences Long/Short Fund’s holdings and the Medical Sciences Long/Short Fund’s expenses.  The Medical Sciences Long/Short Partnership is not subject to the same liquidity requirements, diversification requirements, specific tax restrictions and investment limitations imposed on the Medical Sciences Long/Short Fund by the Investment Company Act of 1940 and subchapter M of the Internal Revenue Code.  Consequently, the performance results of Turner could have been adversely affected if all of the accounts had been regulated as investment companies under the federal securities laws.  In addition, securities held by the Medical Sciences Long/Short Fund will not be identical to the securities held by the Medical Sciences Long/Short Partnership for the periods shown above.  Accordingly, future performance of the Medical Sciences Long/Short Fund will differ from the performance of the Medical Sciences Long/Short Partnership.

Prior Performance Information for All Similar Titan Accounts Managed By Turner

Turner has experience in managing other accounts with investment objectives substantially similar to the Titan Fund (the “Other Titan Accounts”). Included within these accounts is a private investment partnership (“Titan Partnership”) that has an investment objective, policies and strategies substantially similar to the Titan Fund.  The table below shows the returns for the Other Titan Accounts (including the Titan Partnership and any other substantially similar accounts of the Other Titan Accounts) managed by Turner compared with the S&P 500 Index for the periods shown.  The performance history has been calculated in accordance with [Global Investment Professional Standards] and has been adjusted to show the performance net of all Titan Fund fees and expenses.  Such performance reflects the reinvestment of dividends and other earnings, if any.  While the management fees of the Other Titan Accounts (including the Titan Partnership, which also pays an incentive allocation) were generally lower than the investment advisory fee of the Titan Fund, the net returns shown on the next page as adjusted in the matter described herein, may exceed the actual performance obtained by any investor in the Other Titan Accounts because, in addition to the Titan Partnership’s management fee and other fees and expenses, the general partner of the Titan Partnership receives an incentive allocation from each limited partner’s capital account,

24

generally equal to 20% of any profits achieved in a fiscal year after recoupment of prior losses.  The returns of the S&P 500 Index assume all dividends and distributions have been reinvested.

	Total Return
Calendar Month 2010	Gross	Net of Fund fees and expenses	S&P 500 Index
July	3.6%		7.0%
August	(0.5)%		(4.5)%
September	4.6%		8.9%
October
November
December
Since Inception (7/1/10)	7.9%		11.3%

This information is designed to demonstrate the historical track record of Turner.  It does not indicate how any Turner Fund has performed or will perform in the future.  Performance will vary based on many factors, including market conditions, the composition of the Titan Fund’s holdings and the Titan Fund’s expenses.  The Titan Partnership is not subject to the same liquidity requirements, diversification requirements, specific tax restrictions and investment limitations imposed on the Titan Fund by the Investment Company Act of 1940 and subchapter M of the Internal Revenue Code.  Consequently, the performance results of Turner could have been adversely affected if all of the accounts had been regulated as investment companies under the federal securities laws.  In addition, securities held by the Titan Fund will not be identical to the securities held by the Titan Partnership for the periods shown above.  Accordingly, future performance of the Titan Fund will differ from the performance of the Titan Partnership.

Administrator

Turner Investment Partners, Inc. also serves as Administrator to all Funds, for which it will receive an annual administration fee of 0.15% of the Turner Funds’ aggregate average daily net assets up to $2 billion and 0.12% of such assets in excess of $2 billion.  Under a separate sub-administration agreement between Turner and Citi Fund Services Ohio, Inc. (“Citi”), Citi provides sub-administrative services to the Funds.

More Information about Fund Management

On March 22, 2002, the Securities and Exchange Commission granted an exemptive order to the Turner Funds and Turner that permits Turner to use a “manager of managers” approach in providing investment advisory services to the Turner Funds.  Pursuant to the terms of the order, Turner, subject to the supervision and approval of the Board, is permitted to hire, terminate and replace investment sub-advisers or make material changes to investment sub-advisory agreements without shareholder approval.  When hiring a new sub-adviser, Turner would, however, furnish shareholders with information that is equivalent to what would be provided in a proxy statement requesting approval of a new sub-adviser.  The order also permits Turner and the Turner Funds to disclose to shareholders the aggregate sub-advisory fees paid to sub-advisers, without disclosing the precise amount paid to each sub-adviser.

Turner is not currently using a multi-manager approach to manage the Turner Funds.  It may employ such an approach when one of several situations arises.  For example, if Turner determines that it does not have the expertise in an investment style or sector that it thinks a Turner Fund should track, it may select a sub-adviser that can fulfill this task.  Also, if Turner or one of the Turner Funds’ sub-advisers reaches “capacity” on assets managed within a Turner Fund, Turner may select another sub-adviser if the Turner

25

Fund needs to add capacity.  Therefore, even where Turner does implement the “manager of managers” approach, all of the Turner Funds might not rely on the approach at any given time.

When and if Turner determines to use the multi-manager approach, it will provide detailed information about the sub-adviser to the Board and make recommendations regarding the appropriate allocation of assets to each sub-adviser.  The sub-adviser, in turn, will make investment decisions for the assets allocated to it and continuously review, supervise and administer the applicable Turner Fund’s investment programs.  It is expected that the “manager of managers” approach, when used from time to time by Turner and the Turner Funds, will (i) reduce fund expenses to the extent that a manager of managers Turner Fund will not have to prepare and solicit proxies each time a sub-advisory agreement is entered into or modified; (ii) promote efficient hiring and termination according to the judgment of the Board and Turner; and (iii) relieve shareholders of the very responsibility that they are paying Turner to assume, that is, the selection, termination and replacement of sub-advisers. Shareholder approval will be obtained before the “manager of managers” structure is used for any particular Turner Fund.

As investment adviser to the Turner Funds, Turner has the ultimate responsibility over any sub-adviser and is responsible for the investment performance of the Turner Funds.

Portfolio Managers

Matthew D. Glaser, Chief of Investment Strategies and Executive Managing Director, joined Turner in 2007.  He is the lead portfolio manager of the Market Neutral Fund.  Prior to joining Turner, Mr. Glaser was employed with Susquehanna International Group and was managing director at JP Morgan Chase and Robertson Stephens & Company.  He has 16 years of investment experience.  Mr. Glasser is supported by a team of investment professionals.

Vijay Shankaran, MD, PhD, Security Analyst/Portfolio Manager, is lead manager of the Medical Sciences Long/Short Fund and the Global Medical Sciences Strategy in the Spectrum Fund. Mr. Shankaran joined Turner in 2006. Prior to joining Turner, Mr. Shankaran was employed by Caxton Associates, MedImmune, Inc. and RiverVest Ventures.  He has 9 years of investment experience and covers stocks in the healthcare sector.  Mr. Shankaran is supported by a team of investment professionals.

Christopher Baggini, CFA, Senior Portfolio Manager/Security Analyst is the lead portfolio manager of the Titan Fund.  He is also lead manager of the Titan Strategy in the Spectrum Fund. Mr. Baggini joined Turner in 2010.  Prior to joining Turner, Mr. Baggini was employed with Aberdeen Asset Management from 2007 to 2010, and Nationwide Financial Services from 2000 to 2007.  He has 23 years of investment experience.  Mr. Baggini is supported by a team of investment professionals.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds.

26

PURCHASING, SELLING AND EXCHANGING SHARES OF THE TURNER FUNDS

No Sales Charges

There are no sales charges when you purchase Institutional Class or Investor Class Shares of the Turner Funds.

How To Buy Shares (See chart on page [    ] for details)

•                  By phone, mail, wire or online at www.turnerinvestments.com;

•                  Through the Systematic Investment Plan; and

•                  Through exchanges from another Turner Fund.

Minimum Initial Investments

•                  In general, each Fund’s minimum initial investment is $100,000 for Institutional Class Shares and $2,500 for Investor Class Shares;

•                  The minimum initial investment for the Systematic Investment Plan is $100,000 for Institutional Class Shares and $1,000 for Investor Class Shares; and

•                  The minimum initial investment for Individual Retirement Accounts is $100,000 for Institutional Class Shares and $2,000 for Investor Class Shares.

We reserve the right to waive the minimum initial investment requirement.

Minimum Subsequent Investments

•                  $5,000 for Institutional Class Shares and $50 for Investor Class Shares by phone, mail, wire or online; and

•                  $5,000 for Institutional Class Shares and $50 for Investor Class Shares through the Systematic Investment Plan.

We reserve the right to waive the minimum subsequent investment requirement.  We may waive this minimum for persons investing in the Funds through a “wrap” or managed account program, or through an employer-sponsored retirement plan.  Investors purchasing shares of a Fund through a wrap or managed account program may incur expenses in addition to those charged by the Fund.  Investors should consult their program sponsor concerning such additional expenses.

Systematic Investing

•                  Our Systematic Investment Plan allows you to purchase shares automatically through regular deductions from your bank checking or savings account in order to reach the applicable minimum investment.  Please contact us for information regarding participating banks.

•                  You will need a minimum investment of $1,000 for Investor Class Shares and $100,000 for Institutional Class Shares to open your account and scheduled investments of at least $25 for Investor Class Shares and $25,000 for Institutional Class Shares.

•                  If you stop your scheduled investments before reaching the applicable minimum investment, we reserve the right to close your account.  We will provide 60 days’ written notice to give you time to add to your account, and avoid the sale of your shares.

Systematic Withdrawal Plan

If you have at least $10,000 for Investor Class Shares and $100,000 for Institutional Class Shares in your account, you may use the Systematic Withdrawal Plan.  Under the plan, you may arrange for monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 for Investor Class Shares and $25,000 for Institutional Class Shares from any Fund.  The proceeds of each withdrawal will be mailed to

27

you by check or, if you have a checking or savings account with a bank, through electronic transfer to your account.

Minimum Account Size

•                  In general, you must maintain a minimum account balance of $1,000 for Investor Class Shares and $100,000 for Institutional Class Shares.  If your account drops below $1,000 for Investor Class Shares and $100,000 for Institutional Class Shares due to redemptions, you may be required to sell your shares.

•                  You will receive at least 60 days’ written notice to give you time to add to your account and avoid the sale of your shares.

Please note that you may incur a tax liability as a result of a redemption.

Choosing Institutional Class and Investor Class Shares

•                  Institutional Class and Investor Class Shares have different expenses and other characteristics.  Institutional Class Shares have lower annual expenses while Investor Class Shares have higher annual expenses than Institutional Class Shares.  The performance of each of these share classes will differ due to differences in expenses.

•                  Institutional Class Shares are for individual investors and for certain institutional investors investing for their own or their customers’ accounts.

•                  Investor Class Shares are for investments made through certain financial institutions or intermediaries.

When Can You Purchase, Sell or Exchange Shares?

•                  You may purchase, sell or exchange shares on any day that the New York Stock Exchange (“NYSE”) is open for business.  We define this as a “Business Day.”

•                  You may purchase, sell or exchange shares by phone on any Business Day between 9:00 A.M. and 4:00 P.M.

•                  In order to receive the current Business Day’s net asset value (NAV) all trades (including trades requested over the phone) must be received by DST Systems, Inc., the Funds’ transfer agent (the “Transfer Agent”), or a designated financial intermediary by 4:00 P.M. (Eastern time).  Trades received after that time will be executed at the following Business Day’s closing price.

How Fund Prices Are Calculated

•                  The price per share (also referred to as the offering price) will be the NAV determined after the Funds’ Transfer Agent or a designated financial intermediary receive your purchase order in Good Order (as defined on page [  ]).

•                  The Funds’ NAV is calculated once each Business Day at the regularly scheduled close of normal trading on the NYSE (usually 4:00 P.M. Eastern time).  Shares are not priced on days on which the NYSE is closed for trading.

•                  In calculating the NAV, a Fund generally values its investment portfolio at market price.  If market prices for a security are unavailable or the Funds believe that they are unreliable, the Funds’ Fair Value Pricing Committee may determine, in good faith using methods approved by, and under the ultimate supervision of, the Board, the fair value of such security.  A significant event may cause the market price for a security held by a Fund to become unavailable or unreliable.  Such events include, but are not limited to: market disruptions or closings; governmental actions; corporate actions, such as reorganizations, mergers or buy-outs; corporate announcements on earnings; significant litigation; and regulatory developments.  While the use of fair valuations may reduce stale pricing arbitrage

28

opportunities, it involves the risk that the values used by the Funds to price their investments may be different from those used by other mutual funds to price the same investments.

Exchanging Shares

•                  Institutional Class Shares of a Fund may be exchanged for Institutional Class Shares of another Turner Fund and Investor Class Shares of a Fund may be exchanged for Investor Class Shares of another Turner Fund, subject to any applicable limitations resulting from the closing of Turner Funds to new investors.

•                  Existing shareholders of Investor Class Shares of the Funds that are eligible to hold Institutional Class Shares may exchange their Investor Class Shares for Institutional Class Shares.

•                  When you exchange shares, you are selling your shares and buying other fund shares, which is a taxable event.  Your sale price and purchase price will be based on the NAV next calculated after the Funds’ Transfer Agent or a designated financial intermediary receives your exchange request in Good Order (as defined below).

Purchases, Sales and Exchanges through Financial Institutions

You may also purchase, sell or exchange shares through accounts with brokers and other financial institutions that are authorized to place trades in Fund shares for customers.  If you invest through an authorized institution, you will have to follow its procedures, which may differ from the procedures for investing directly with us.  For example, in order for your transaction to be processed on the day that the order is placed, your financial institution may require you to place your order at an earlier time in the day than would be required if you were placing the order directly with the Funds.  This allows the financial institution time to process your order and transmit it to the Funds’ Transfer Agent.

Your broker or institution may charge a fee for its services, in addition to the fees charged by the Funds.  For more information about how to purchase, sell or exchange Fund shares through your financial institution, you should contact your financial institution directly.

Limitations on Purchases, Sales and Exchanges

•                  The Funds’ Transfer Agent will only accept purchase requests that are in good order (“Good Order”).  Good Order requires that the purchaser provide a completed and signed account application, including the purchaser’s social security number, tax identification number, and other identification required by law or regulation.  We may require that you provide photo identification such as a driver’s license or passport, and may telephone you to verify information you have provided.  If you do not provide the required information, or if we are unable to verify your identity, the Funds and their Transfer Agent reserve the right to not open or to close your account or to take such other steps as we deem reasonable, including initiating further identity verification procedures.  Purchases may be made only in U.S. dollars drawn on U.S. banks.  Cash, cashier’s checks, traveler’s checks, money orders, credit cards, credit card checks, or third-party checks (except for properly endorsed IRA rollover checks) will not be accepted.  The Funds may reject or cancel any purchase orders, including the purchase component of an exchange, for any reason.  Generally, cancellation notices will be sent via U.S. mail on the business day after a purchase order is received.

•                  The Funds will normally send your sale proceeds to you within three Business Days after its Transfer Agent receives your redemption request, but it may take up to seven days.  If you recently purchased your shares by check or through Automated Clearing House (ACH), redemption proceeds may not be available, or exchange requests may not be permitted, until your investment has cleared (which for checks may take up to 15 days from the date of purchase).

•                  As described more fully in the SAI, the Funds may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons as permitted by the SEC.

29

•                  Excessive, short-term trading in Fund shares and other abusive trading practices (“abusive trading”) may disrupt portfolio management strategies, harm Fund performance, dilute the value of Fund shares and increase brokerage and administrative costs.  The Board has adopted policies in order to discourage abusive trading in the Funds.  The policies, which apply to all accounts investing in the Funds, prohibit the Funds’ service providers from knowingly:  (i) opening accounts for the purpose of market timing the Funds; (ii) entering client trades for the purpose of market timing; (iii) processing exchanges or switches for the purpose of market timing; and (iv) assisting a shareholder in commingling multiple clients’ funds in an omnibus account for the purpose of market timing.  The policies also require the Adviser to maintain policies and procedures designed to detect and deter abusive trading.  While these policies and procedures seek to discourage abusive trading in the Funds, neither the Funds nor the Adviser can guarantee that such policies and procedures will be successful in doing so, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus accounts maintained by brokers, retirement plan sponsors and other financial intermediaries. The Funds and their service providers may, in certain circumstances, request access to information about individual shareholder transactions made through such omnibus arrangements. However, the Funds cannot assure that their policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares) or otherwise, and as a result frequent trading could adversely affect the Funds and their long-term shareholders as discussed above.

•                  The Funds reserve the right to reject any purchase order (including an exchange order) from any shareholder that the Funds, in their sole discretion, believe has a history of engaging in abusive trading or whose trading activity, in the Funds’ judgment, has been or may be disruptive to the Funds.  In making this determination, the Funds may consider trading done in multiple accounts under common ownership or control.

•                  Shareholders are currently permitted to make up to 4 “roundtrip” transactions between Turner Funds in any calendar year.  A roundtrip transaction is a redemption or exchange of shares of a Fund followed by a purchase back into that same Fund.  If a shareholder exceeds 4 roundtrip transactions per calendar year, or if the Funds determine, in their sole discretion, that a shareholder’s exchange activity is short-term in nature or otherwise not in the best interest of the Funds, the Funds may bar the shareholder from making further exchanges or purchases.  We may change or cancel our exchange policy at any time upon 60 days’ notice.

•                  The Funds may be unable to compel all financial intermediaries who offer Fund shares to apply the limitations set forth above to curtail frequent trading.  The Funds reserve the right, in their sole discretion, to allow financial intermediaries to apply alternative abusive trading policies and trading restrictions reasonably designed to reduce incentives to engage in abusive trading.

How to Open an Account

By Telephone

Call 1-800-224-6312 (Option 3) between 9:00 A.M. and 4:00 P.M. (Eastern Time).  You must authorize each type of transaction on your account application that accompanies this Prospectus.  If you call, the Funds’ representative may request personal identification and record the call.

If you already have an account and you have authorized telephone transactions, you may open an account in another Turner Fund.  The registration on the accounts must be identical.

By Internet

You can open an account online only if you already have an existing Turner Funds account.  The registration on the account must be identical.

30

By Mail

Send the completed application that accompanies this Prospectus and a check payable to the Turner Funds to:

The Turner Funds

c/o DST Systems Inc.

P.O. Box 219805

Kansas City, MO 64121-9805

By express or overnight mail to:

The Turner Funds

c/o DST Systems Inc.

430 W. 7th Street

Kansas City, MO 64105

Checks must be in U.S. dollars and drawn on U.S. banks.  The Transfer Agent will not accept third party checks, credit card checks, checks issued by internet banks or cash.

By Wire

Please contact a Turner Funds’ representative at 1-800-224-6312 (Option 3) to let us know that you intend to make your initial investment by wire.  You will be given a fax number to which you should send your completed account application.  You will receive a telephone call from our representatives with your new account number.  Wire funds to:

United Missouri Bank of Kansas NA

ABA #10-10-00695

Account # 98-7060-116-8

Further credit: [include name of Fund, shareholder name and your Turner Funds account number]

Automatic Transactions

You can open an account through our Systematic Investment Plan for $100 for Investor Class Shares and $100,000 for Institutional Class Shares.  You must elect this option on your account application.  Please call a Turner Funds representative at 1-800-224-6312 for assistance.

How to Add to an Account

By Telephone

Current shareholders may purchase shares by telephone if they have previously requested this privilege on the account application.  Call 1-800-224-6312 (Option 3) and provide your account number to the Turner Funds representative.  You must then instruct your bank to wire the money.  Please see the wire instructions below.

By Internet

You can make additional investments by going to our website at www.turnerinvestments.com.  Use your existing account number and tax ID number to create a personal identification number (PIN).  These investments will be made via Automated Clearing House (ACH) and will be deducted from your bank

31

account.  Your account will be credited with the additional shares on the trade date, but the dollar amount will not post until it clears the banking system.

By Mail

Please send your check payable to the Turner Funds along with a signed letter stating the name of the Fund and your account number, to the address listed under “By Mail” in the How to Open an Account section above.  Do not send requests to buy, sell or exchange shares to the Funds’ Adviser or Distributor.

By Wire

Please contact a Turner Funds’ representative at 1-800-224-6312 to let us know that you intend to send money by wire.  Wire funds to:

United Missouri Bank of Kansas NA

ABA #101000695

Account # 9870601168

Further credit: [include name of Fund, shareholder name and your Turner Funds account number]

Automatic Transactions

Regularly scheduled investments ($25 for Investor Class Shares and $25,000 for Institutional Class Shares) can be deducted automatically from your bank checking or savings account. You can arrange monthly, quarterly, semi-annual or annual automatic investments.

How to Sell Shares

By Telephone

You may sell shares by calling 1-800-224-6312 (Option 3) provided that you have previously requested this privilege on your account application.  The Funds will send money only to the address of record via check, ACH or by wire (your bank may charge you a wire fee).  The sale price of each share will be the next NAV determined after the Funds’ Transfer Agent or a designated financial intermediary receives your request in Good Order.

By Internet

Existing shareholders can sell shares via our website at www.turnerinvestments.com.  The sale price of each share will be the next NAV determined after the Transfer Agent receives your request in Good Order.  Redemptions will be funded via check, ACH or wire to the instructions of record.

By Mail

Please send a letter with your name, Fund name, account number and the amount of your request, to the address listed under “By Mail” in the How to Open an Account section above.  Do not send requests to buy, sell or exchange shares to the Funds’ Adviser or Distributor.  All letters must be signed by the owners of the account.  The sale price of each share will be the next NAV determined after the Funds’ Transfer Agent receives your request in Good Order.  All proceeds will be mailed or wired (depending on instructions given) to the address or instructions given to us when the account was opened.

By Wire

Proceeds from the sale of shares from your account may be wired to your bank account.  Your bank may charge you a fee for this service.  Please follow the instructions for “How to Sell Shares” by telephone above.

32

Automatic Transactions

If you have at least $10,000 for Investor Class Shares and $100,000 for Institutional Class Shares in your account, you may use the Systematic Withdrawal Plan.  Under this Plan, you can arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 for Investor Class Shares and $25,000 for Institutional Class Shares from any Fund.  The proceeds will be mailed to you by check or electronically transferred to your bank checking or savings account.

How to Exchange Shares

By Telephone

You may exchange shares on any Business Day by calling the Funds at 1-800-224-6312, or by placing the order through your financial institution (if applicable).  If you recently purchased shares by check or through ACH, you may not be able to exchange your shares until your investment has cleared (which may take up to 15 days from the date of purchase).

By Internet

Go to www.turnerinvestments.com.

By Mail

You may exchange shares on any Business Day by writing to the Funds, or by placing the order through your financial institution (if applicable).  If you recently purchased shares by check or through ACH, you may not be able to exchange your shares until your investment has cleared (which may take up to 15 days from the date of purchase).

By Wire

Not applicable

Automatic Transactions

Not applicable

33

OTHER POLICIES

Additional Information Regarding Fund Fees and Expenses

“Other Expenses” listed in the fee table on page [  ](“Table”) include dividends and interest on securities that the Funds sell short (“short sale dividends and interest”).  Short sale dividends and interest are treated as an expense, and increase each Fund’s total expense ratio.  The “Shareholder Servicing Fee” listed in the Table is included as a part of each Fund’s “Other Expenses” and is included in the Table for information purposes only.  Finally, the “Acquired Fund Fees and Expenses” listed in the Table include the expense of acquired funds (e.g., available cash that is temporarily invested in money market funds) in which each Fund invests.

Foreign Investors

The Funds do not generally accept investments by non-U.S. persons (for these purposes, the United States includes its territories and possessions).  Non-U.S. persons are not permitted to open new accounts with the Turner Funds.  Please contact Turner Funds’ Investor Services Team, at 1-800-224-6312, for more information.

Customer Identification and Verification

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you.  This information will be verified to ensure the identity of all persons opening a mutual fund account.

The Funds are required by law to reject your new account application if you do not provide the required identifying information.

In certain instances, the Funds are required to collect documents to fulfill its legal obligation.  Documents provided in connection with your application will be used solely to establish and verify your identity, and the Funds shall have no obligation with respect to the terms of any such document.

The Funds will attempt to collect any missing information required on the application by contacting you or, if applicable, your broker.  If the Funds are unable to obtain this information within a timeframe established in its sole discretion (e.g., 72 hours), which may change from time to time, your application will be rejected.

Upon receipt of your application by the Funds’ Transfer Agent or a designated financial intermediary in Good Order (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the NAV per share next determined after receipt of your application in Good Order.

However, the Funds reserve the right to close your account at the then-current day’s NAV and remit proceeds to you via check if it is unable to verify your identity.  The Funds will attempt to verify your identity within a timeframe established in its sole discretion (e.g., 96 hours), which may change from time to time.  The Funds further reserve the right to hold your proceeds until your check for the purchase of Fund shares clears the bank, which may take up to 15 days from the date of purchase.  In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

34

Anti-Money Laundering Program

Customer identification and verification is part of the Fund’s overall obligation to deter money laundering under Federal law.  The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities.  In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority or by applicable law.

Redemptions In-Kind

The Funds generally pay sale (redemption) proceeds in cash.  However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds’ remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind).  Although it is highly unlikely that your shares would ever be redeemed in-kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale, as with any redemption.  In addition, you will be subject to the risk that the value of the securities distributed to you may change until you sell them.

Telephone/Online Transactions

Purchasing, selling and exchanging Fund shares over the telephone or via the website is extremely convenient, but not without risk.  Turner Funds has established certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions.  So long as these safeguards and procedures are followed, Turner Funds generally will not be responsible for any losses or costs incurred by following telephone or web instructions we reasonably believe to be genuine.  If you or your financial institution transacts business with Turner Funds over the telephone or via our website, you will generally bear the risk of any loss.

Signature Guarantees

A signature guarantee is a widely accepted way to protect shareholders by verifying the signature in certain circumstances including:

•                  Written requests for redemptions in excess of $50,000;

•                  All written requests to wire redemption proceeds to a bank other than the bank previously designated on the account application; and

•                  Redemption requests that provide that the proceeds should be sent to an address other than the address of record or to a person other than the registered shareholder(s) for the account.

Signature guarantees can be obtained from any of the following institutions: a national or state bank, a trust company, a credit union, a federal savings and loan association, or a broker-dealer that is a member of a national securities exchange.  A notarized signature from a notary public is not sufficient.

Householding

To reduce expenses and demonstrate respect for the environment, we will deliver a single copy of the Funds’ financial reports, prospectuses, proxy statements and other similar documents to multiple investors who: share a post office box or residential street address; and either have the same last name or we reasonably believe to be members of the same family, unless we receive contrary instructions from

35

you. If you wish to receive individual delivery of the documents, please contact us at 1-800-224-6312, and individual delivery of the documents will begin within 30 days of your request. Otherwise, delivery of a single copy of the documents to multiple investors will continue indefinitely.

Closing the Funds to New Investors

We believe that there are limits to the amount an investment adviser can effectively invest in certain asset classes.  Too many advisers try to manage more money regardless of their capacity to find attractive investments.  Turner and the Funds will not do this.  A Fund will be closed to new investors (with the limited exceptions explained elsewhere in this Prospectus) once assets under management reach certain specified levels.  Turner and the Funds may reopen investment styles should asset levels fall below capacity limits. Existing shareholders of a Fund will be notified before it is closed to new investors.

If a Fund is closed to new investors, existing shareholders of that Fund and, at the discretion of the closed Fund, third party plan administrators that have existing agreements with Turner and/or any of the Funds, may: (i) make investments in the closed Fund, (ii) reinvest dividends and capital gains distributions in the closed Fund, and (iii) open additional accounts with the Fund, provided the new accounts are registered in the same shareholder name or have the same taxpayer identification or social security number assigned to them.

Shareholder Services

The Funds have adopted Shareholder Services Plans (the “Service Plans”) that allow Investor Class Shares of the Funds to pay service fees to Service Providers.  Under the Service Plans, if a Service Provider provides shareholder services, including responding to shareholder inquiries and assisting shareholders with their accounts, a Fund may pay shareholder service fees at an annual rate not to exceed 0.25% of its Investor Class Shares’ average daily net assets.  Currently, Investor Class Shares of all Funds pay 0.25% in shareholder servicing fees.  Because these fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of charges.

Distribution of Fund Shares

Foreside Fund Services, LLC (the “Distributor”), a registered broker-dealer, serves as Distributor of the Funds.  The Distributor may enter into arrangements with banks, broker-dealers and other financial institutions through which investors may purchase or redeem shares.  The Distributor is not affiliated with the Adviser, Transfer Agent, Citi, or their affiliates.

Turner or its affiliates are permitted to make payments relating to distribution, servicing and sales support activities out of their profits or other sources available to them (and not as an additional charge to the Funds).  Turner or its affiliates may pay affiliated and unaffiliated service organizations compensation for the sale and distribution of shares of the Funds or for other services to the Funds and shareholders.  These payments (“Additional Payments”) would be in addition to Fund payments described in this Prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the service organization, or may be based on a percentage of the value of shares sold to, or held by, customers of the service organization.  The aggregate amount of Additional Payments may be substantial.  The Additional Payments include amounts that are sometimes referred to as “revenue sharing” payments.  In some circumstances, these revenue sharing payments may create an incentive for a service organization, its employees or associated persons to recommend or sell shares of a Fund to you.  Please contact your service organization for details about Additional Payments it may receive.  For more information on Additional Payments, see the Statement of Additional Information.  Turner does not direct portfolio

36

transactions to broker-dealers in exchange for sales of Fund shares or to receive preferential marketing treatment.

Prime Broker

Citigroup Global Prime Brokerage (the “Prime Broker”) serves as prime broker of the Funds.  The Prime Broker has no responsibility for the preparation or accuracy of this Prospectus.

37

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Funds distribute their income annually as a dividend to shareholders.

The Funds make distributions of capital gains, if any, at least annually.  If you own Fund shares on the Fund’s record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash.  To elect cash payment, you must notify the Funds in writing prior to the date of the distribution.  Your election will be effective for dividends and distributions paid after we receive your written notice.  To cancel your election, simply send written notice to the Fund.

Taxes

The following is a summary of certain U.S. tax considerations relevant under current law, which may be subject to change in the future.  Except where otherwise indicated, the discussion relates to investors who are individual U.S. citizens or residents.  You should consult your tax adviser for further information regarding federal, state, local and foreign tax consequences relevant to your specific situation.

Distributions

Each Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss).  In general, the Funds’ distributions will be taxable to you for federal, state and local income tax purposes.  Distributions are taxable whether they are received in cash or reinvested in Fund shares.  For federal tax purposes, Fund distributions attributable to short-term capital gains and net investment income are taxable to you as ordinary income.  Distributions attributable to the net capital gain of a Fund generally are taxable to you as long-term capital gain.  This is true no matter how long you own your shares.

Under current provisions of the Internal Revenue Code, the maximum long-term capital gain tax rate applicable to individuals, estates, and trusts is 15%.  Also, Fund distributions to noncorporate shareholders attributable to dividends received by a Fund from U.S. and certain foreign corporations will generally be taxed at the long-term capital gain rate of 15%, as long as certain other requirements are met.  The amount of a Fund’s distributions that qualify for this favorable tax treatment may be reduced as a result of the Fund’s securities lending activities, a high portfolio turnover rate or investments in debt securities or “non-qualified” foreign corporations.  For these lower rates to apply to Fund distributions, the noncorporate shareholders must have owned their Fund shares for at least 61 days during the 121-day period beginning 60 days before a Fund’s ex-dividend date.  (These lower rates are currently scheduled to sunset after 2010.)

After 2010, the maximum rate for long-term capital gains for individuals, estates and trusts is scheduled to increase to 20%, while dividends become taxable at the same rates as apply to ordinary income.  In addition, beginning in 2013, taxpayers with income of $200,000 or more for individuals or $250,000 or more for joint filers will be subject to an additional tax of 3.8% on “unearned income,” including capital gains and dividends.

Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in October, November or December but paid in January are taxable as if they were paid on December 31.

38

A percentage of the Funds’ dividends paid to corporate shareholders may be eligible for the corporate dividends-received deduction.  This percentage may, however, be reduced as a result of the Fund’s securities lending activities, by a high portfolio turnover rate or by investments in debt securities or foreign corporations.

The Funds may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities.  If more than 50% of the value of the total assets of a Fund consists of stocks and securities (including debt securities) of foreign corporations at the close of a taxable year, the Fund may elect, for federal income tax purposes, to treat certain foreign taxes paid by it, including generally any withholding and other foreign income taxes, as paid by its shareholders. If a Fund makes this election, the amount of those foreign taxes paid by the Fund will be included in its shareholders’ income pro rata (in addition to taxable distributions actually received by them), and each such shareholder will be entitled either (1) to credit that proportionate amount of taxes against U.S. federal income tax liability as a foreign tax credit or (2) to take that amount as an itemized deduction. If the Fund is not eligible or chooses not to make this election the Fund will be entitled to deduct any such foreign taxes in computing the amounts it is required to distribute.

You should note that if you purchase shares of a Fund just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital.  This is known as “buying into a dividend.”

Sales and Exchanges

You will generally recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange of your shares of one Fund for shares of another Turner Fund, in an amount equal to the difference between your tax basis in the shares and the amount you receive for them.  Generally, this gain or loss is long-term or short-term depending on whether your holding period exceeds twelve months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares.  Additionally, any loss realized on a disposition of shares of a Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund.  If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

IRAs and Other Tax-Qualified Plans

The one major exception to the tax principles described above is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Backup Withholding

If you (a) have provided either an incorrect Social Security Number or Taxpayer Identification Number or no number at all, (b) are subject to withholding by the Internal Revenue Service for prior failure to properly include reportable interest or dividends on your return, or (c) have failed to certify to Turner Funds, when required to do so, that you are not subject to backup withholding or are an “exempt recipient,” then Turner Funds will be required in certain cases to withhold and remit to the Internal Revenue Service 28% of the dividends and distributions payable to you.

39

U.S. Tax Treatment of Foreign Shareholders

For nonresident aliens, foreign corporations and other foreign investors, Fund distributions attributable to net long-term capital gains in a Fund will generally be exempt from U.S. tax, but all other Fund distributions will generally be subject to a 30% withholding tax. The withholding tax may, however, be reduced (and, in some cases, eliminated) under an applicable tax treaty between the United States and a shareholder’s country of residence or incorporation, provided that the shareholder furnishes the Fund with a properly completed Form W-8BEN to establish entitlement for these treaty benefits.

Foreign shareholders will generally not be subject to U.S. tax on gains realized on sale, exchange or redemption of shares in a Fund.

Different U.S. tax rules apply to a foreign shareholder, however, if an investment in a Fund is connected to a trade or business of the shareholder in the United States or the shareholder is present in the United States for 183 days or more in a year.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.

State and Local Taxes

You may also be subject to state and local taxes on income from Fund shares.  State income taxes may not apply, however, to the portions of a Fund’s distributions, if any, that are attributable to interest on U.S. government securities.

Your investment in the Funds could have additional tax consequences. You should consult your tax professional for information regarding all tax consequences applicable to your investments in the Fund.  This short summary is not intended as a substitute for careful tax planning.

More information is contained in the Statement of Additional Information.

40

TURNER FUNDS

INVESTMENT ADVISER

Turner Investment Partners, Inc.

1205 Westlakes Drive, Suite 100

Berwyn, PA 19312

DISTRIBUTOR

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated [              ], 2011 includes information about the Funds.  The SAI is on file with the SEC and is incorporated by reference into this Prospectus.  This means that the SAI, for legal purposes, is a part of this Prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports contain information about each Fund’s holdings, investment strategies, recent market conditions and trends, and their impact on Fund performance.  These reports also contain detailed financial information about the Funds.

To obtain an SAI, Annual or Semi-Annual Report (when available), without charge, upon request, or to request other information about the Funds or to make shareholder inquiries:

BY TELEPHONE: Call 1-800-224-6312

BY MAIL:	Write to Turner Funds at:
P.O. Box 219805
Kansas City, MO 64121-9805

BY INTERNET:  www.turnerinvestments.com

FROM THE SEC:

You can also obtain the SAI or the Annual and Semi-Annual Reports (when available), as well as other information about Turner Funds, from the EDGAR Database on the SEC’s website (www.sec.gov).  You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090).  You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to:

Securities and Exchange Commission

Public Reference Section

Washington, DC 20549-0102.

You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

Turner Funds’ Investment Company Act registration number is 811-07527.

(TUR-                       )

41

SUBJECT TO COMPLETION

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THE STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

TURNER FUNDS

Turner Market Neutral Fund

•                  Class C ([             ])

Turner Medical Sciences Long/Short Fund

•                  Class C ([             ])

Turner Titan Fund

•                  Class C ([             ])

[             ], 2011

Investment Adviser:

TURNER INVESTMENT PARTNERS, INC.

This Statement of Additional Information is not a prospectus and relates only to the Class C Shares of the Turner Market Neutral Fund, Turner Medical Sciences Long/Short Fund and Turner Titan Fund.  It is intended to provide additional information regarding the activities and operations of the Turner Funds and should be read in conjunction with the Turner Funds’ Prospectus dated [        ], 2011.  The Prospectus may be obtained without charge by calling 1-800-224-6312.  The Funds’ Annual and Semi-Annual Reports (when available) may be obtained by calling the toll-free number above.

THE TRUST		1

INVESTMENT OBJECTIVES		1

INVESTMENT POLICIES		1

GENERAL INVESTMENT POLICIES		2

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS		3

DISCLOSURE OF PORTFOLIO HOLDINGS		25

INVESTMENT LIMITATIONS		26

THE ADVISER		28

THE ADMINISTRATOR		32

SHAREHOLDER SERVICES		33

DISTRIBUTION		33

TRUSTEES AND OFFICERS OF THE TRUST		35

COMPUTATION OF YIELD AND TOTAL RETURN		42

PURCHASE AND REDEMPTION OF SHARES		43

DETERMINATION OF NET ASSET VALUE		45

TAXES		45

PORTFOLIO TRANSACTIONS		47

VOTING		48

DESCRIPTION OF SHARES		48

SHAREHOLDER LIABILITY		49

LIMITATION OF TRUSTEES’ LIABILITY		49

CODE OF ETHICS		49

PROXY VOTING		49

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS		50

CUSTODIAN		50

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM		50

LEGAL COUNSEL		50

APPENDIX A	DESCRIPTION OF SECURITIES RATINGS	A - 1

APPENDIX B	PROXY VOTING POLICIES AND PROCEDURES	B - 1

THE TRUST

This Statement of Additional Information (“SAI”) relates to the Class C Shares of the Turner Market Neutral Fund, Turner Medical Sciences Long/Short Fund and Turner Titan Fund (each a “Fund” and, together the “Funds”).

Each Fund is a separate series of Turner Funds (the “Trust” or the “Funds”), an open-end management investment company established as a Massachusetts business trust under an Agreement and Declaration of Trust dated January 26, 1996, as amended on February 21, 1997 and August 17, 2001 (the “Declaration of Trust”), which consists of both diversified and non-diversified funds.  The Declaration of Trust permits the Trust to offer separate series of units of beneficial interest (the “shares”) and separate classes of shares within each such separate series.  Each series is a separate mutual fund and each share of each series represents an equal proportionate interest in that series.  Shareholders may purchase shares in each Fund through three separate classes, Institutional Class, Investor Class and Class C.  Institutional Class Shares and Investor Class Shares are described in a separate prospectus and statement of additional information.  Except for differences among the share classes pertaining to certain expenses, each share of each series represents an equal proportionate interest in that series.  Please see “Description of Shares” for more information.  The Trust also offers 13 other mutual funds, which are described in separate prospectuses and statements of additional information.

Turner Investment Partners, Inc. (“Turner” or the “Adviser”) serves as the investment adviser for each Fund.

Capitalized terms not defined herein are defined in the Prospectus.

INVESTMENT OBJECTIVES

Turner Market Neutral Fund:  The Turner Market Neutral Fund seeks capital appreciation.

Turner Medical Sciences Long/Short Fund:  The Turner Medical Sciences Long/Short Fund seeks capital appreciation.

Turner Titan Fund:  The Turner Titan Fund seeks long-term capital appreciation.

There can be no assurance that any Fund will achieve its investment objective.

INVESTMENT POLICIES

Turner Market Neutral Fund: The Turner Market Neutral Fund invests in stocks of companies with any capitalization range using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets.  Primarily, the Fund takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the

Adviser as overvalued and likely to decrease in price.  The Fund’s holdings may range from small companies with over $100 million in market capitalization at the time of purchase to larger, established firms in a variety of industries and sectors.

Turner Medical Sciences Long/Short Fund: The Turner Medical Sciences Long/Short Fund invests primarily (at least 80% of its assets) in stocks of companies engaged in the health care sector using a long/short growth strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets.  This is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders.  Primarily, the Fund takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price.  The Fund’s holdings may generally range from small companies with over $250 million in market capitalization at the time of purchase to larger, established firms in the health care industry. Investments may also be made in other sectors of the equity markets.

Turner Titan Fund: The Turner Titan Fund invests in stocks of companies with primarily large capitalization ranges across all major industry sectors using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets.  Primarily, the Fund takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price. For long positions, the Adviser uses a fundamental, bottom-up equity investment style focused on intensive, first-hand research and company evaluation.  For short positions, the Adviser focuses on companies that it believes have deteriorating fundamentals and quality characteristics such as: 1) stock prices that appear to already reflect earnings; 2) expectations of adverse events that would affect long-term earnings; 3) poorly performing management; 4) indicators that the company is likely to fail to meet expected performance; or 5) companies that exist in industries with structural weaknesses. The Fund’s holdings will be global and diversified.

GENERAL INVESTMENT POLICIES

Each Fund may purchase securities on a when-issued basis and borrow money.

Each Fund may enter into futures and options transactions.

Each Fund may hold and invest up to 15% of its net assets in illiquid securities.

Each Fund may purchase convertible securities.

Each Fund may enter into repurchase agreements.

Each Fund may purchase fixed income securities, including variable and floating rate instruments and zero coupon securities.

Each Fund may purchase Rule 144A securities and other restricted securities.

Each Fund may purchase obligations of supranational entities.

Each Fund may, for temporary defensive purposes, invest up to 100% of its total assets in money market instruments (including U.S. government securities, bank obligations, commercial paper rated in the highest rating category by a nationally recognized statistical rating organization (a “NRSRO”) and repurchase agreements involving the foregoing securities), shares of money market investment companies (to the extent permitted by applicable law and subject to certain restrictions) and cash.

During normal market conditions, in order to meet applicable margin requirements or otherwise, each Fund may maintain a significant portion of its assets in cash or cash equivalents.

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

Each Fund may invest in each of the investments listed below, or engage in each of the investment techniques listed below unless otherwise indicated.

American Depositary Receipts (“ADRs”)

ADRs are securities, typically issued by a U.S. financial institution (a “depositary”), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary.  ADRs may be available through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security.  Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility.  The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

The Funds may also invest in sponsored or unsponsored, European Depositary Receipts (“EDRs”) or Global Depositary Receipts (“GDRs”).  EDRs also represent securities of foreign issuers and are designed for use in European markets.  A GDR represents ownership in a non-U.S. company’s publicly traded securities that are traded on foreign stock exchanges or foreign over-the-counter markets.  Holders of unsponsored ADRs, EDRs or GDRs generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute investor communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

Asset-Backed Securities

Asset-backed securities are secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables.  Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets.  Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.

Borrowing

The Funds may borrow money equal to 5% of their total assets for temporary purposes to meet redemptions or to pay dividends.  Borrowing may exaggerate changes in the net asset value of a Fund’s shares and in the return on the Fund’s portfolio.  Although the principal of any borrowing will be fixed, a Fund’s assets may change in value during the time the borrowing is outstanding.  The Funds may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to any borrowing.  The Funds may be required to earmark or segregate liquid assets in an amount sufficient to meet their obligations in connection with such borrowings.  In an interest rate arbitrage transaction, a Fund borrows money at one interest rate and lends the proceeds at another, higher interest rate.  These transactions involve a number of risks, including the risk that the borrower will fail or otherwise become insolvent or that there will be a significant change in prevailing interest rates.

Convertible Securities

Convertible securities are corporate securities that are exchangeable for a set number of another security at a prestated price. Convertible securities typically have characteristics of both fixed income and equity securities.  Because of the conversion feature, the market value of a convertible security tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions.

Corporate Events

The Funds may invest in companies that experience certain events, such as a restructuring, merger, leveraged buyout, takeover or similar action that causes a decline in market value or credit quality of the corporation’s stocks or bonds due to factors including unfavorable market response or a resulting increase in the company’s debt.  Added debt may significantly reduce the credit quality and market value of a company’s bonds.

Derivatives

Derivatives are securities that derive their value from other securities, financial instruments or indices.  The following are considered derivative securities: options on futures, futures, options (e.g., puts and calls), swap agreements, mortgage-backed securities (e.g., collateralized mortgage obligations (“CMOs”)), real estate mortgage investment conduits (“REMICs”), interest-only  (“IOs”) and principal-only (“POs”), when issued securities and forward commitments, floating and variable rate securities, convertible securities, “stripped” U.S. Treasury securities (e.g., receipts and separately traded registered interest and principal securities (“STRIPS”)), privately issued stripped securities (e.g., TGRs, TRs, and CATS).

Equity Securities

Equity securities include common stocks, preferred stocks, warrants, rights to acquire common or preferred stocks, and securities convertible into or exchangeable for common stocks.  Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time.  The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision.  Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of the Fund to fluctuate.  An investment in a Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations.

Fixed Income Securities

The market value of fixed income investments will change in response to interest rate changes and other factors.  During periods of falling interest rates, the values of outstanding fixed income securities generally rise.  Conversely, during periods of rising interest rates, the values of such securities generally decline.  Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.  Changes by an NRSRO in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments.  Changes in the value of these securities will not necessarily affect cash income derived from these securities, but will affect the investing Fund’s net asset value.

Investment grade bonds include securities rated BBB by S&P or Baa by Moody’s, which may be regarded as having speculative characteristics as to repayment of principal. If a security is downgraded, Turner will review the situation and take appropriate action.

Foreign Investments

Investments in foreign securities require consideration of certain risks typically not associated with investing in U.S. securities or property.  Such risks include, among other things, trade balances and imbalances and related economic policies, unfavorable currency exchange rate fluctuations, imposition of exchange control regulation by the United States or foreign governments, United States and foreign withholding taxes, limitations on the removal of funds or other assets, policies of governments with respect to possible nationalization of their industries, political difficulties, including expropriation of assets, confiscatory taxation and economic or political instability in foreign nations.  There may be less publicly available information about certain foreign companies than would be the case for comparable companies in the United States and certain foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to or as uniform as those of United States’ companies.  Securities markets outside the United States, while growing in volume, have for the most part substantially less volume than U.S. markets, and many securities traded on these foreign markets are less liquid and their prices more volatile than securities of comparable United States’ companies.  In addition, settlement of trades in some non-U.S. markets is much slower and more subject to failure than in U.S. markets.  There also may be less extensive regulation of the securities markets in particular countries than in the United States.

The Funds may invest in emerging market countries. Developing countries may impose restrictions on a Fund’s ability to repatriate investment income or capital. Even if there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of the Funds. For example, funds may be withdrawn from the People’s Republic of China only in U.S. or Hong Kong dollars and only at an exchange rate established by the government once each week.

Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain developing countries face serious exchange constraints.

Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest in the country. As such, government actions in the future could have a significant effect on economic conditions in developing countries in these regions, which could affect private sector companies, the Funds and the value of their securities.  Furthermore, certain developing countries are among the largest debtors to commercial banks and foreign governments. Trading in debt obligations issued or guaranteed by such governments or their agencies and instrumentalities involves a high degree of risk.

Forward Foreign Currency Contracts

The Funds may enter into forward foreign currency contracts to manage foreign currency exposure and as a hedge against possible variations in foreign exchange rates. The Funds may enter into forward foreign currency contracts to hedge a specific security transaction or to hedge a portfolio position. These contracts may be bought or sold to protect the Funds, to some degree, against possible losses resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar. The Funds also may invest in foreign currency futures and in options on currencies. Forward foreign currency contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. A Fund may enter into a contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund’s securities denominated in such foreign currency.  Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Fund to establish a rate of exchange for a future point in time. At the maturity of a forward contract, the Fund may either sell a Fund security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an ‘‘offsetting’’ contract with the same currency trader, obligating the Fund to purchase, on the same maturity date, the same amount of the foreign currency.  The Fund may realize a gain or loss from currency transactions.

When entering into a contract for the purchase or sale of a security in a foreign currency, a Fund may enter into a forward foreign currency contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

Also, when Turner anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, a Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of its securities denominated in such foreign currency.  With respect to any such forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures.  In addition, while forward currency contracts may offer protection from losses resulting from declines in value of a particular foreign currency, they also limit potential gains which might result from increases in the value of such currency.  A Fund will also incur costs in connection with forward foreign currency contracts and conversions of foreign currencies into U.S. dollars. A Fund will place assets in a segregated account to assure that its obligations under forward foreign currency contracts are covered.

Forward Trading

The Funds may trade forward contracts.  Forward contracts and options thereon, unlike futures contracts, are not traded on exchanges and are not standardized; rather banks and dealers act as principals in these markets, negotiating each transaction on an individual basis. Forward and “cash” trading is substantially unregulated; there is no limitation on daily price movements and speculative position limits are not applicable. The principals who deal in the forward markets are not required to continue to make markets in the currencies or commodities they trade and these markets can experience periods of illiquidity, sometimes of significant duration. There have been periods during which certain participants in these markets have refused to quote prices for certain currencies or commodities or have quoted prices with an unusually wide spread between the price at which they were prepared to buy and that at which they were prepared to sell. Disruptions can occur in any market traded by the Funds due to unusually high trading volume, political intervention or other factors. The imposition of controls by governmental authorities might also limit such forward (and futures) trading to less than that which the Adviser would otherwise recommend, to the possible detriment of the Funds. Neither the Commodities Futures Trading Commission (“CFTC”) nor banking authorities regulate forward currency trading through banks. In respect of such trading, the Funds are subject to the risk of bank failure or the inability or refusal by a bank to perform with respect to such contracts. Market illiquidity or disruption could result in major losses to the Funds.

Futures Contracts and Options on Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund may use futures contracts and related options for bona fide hedging purposes, to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. A Fund will minimize the risk that it will be unable to close out a futures contract by entering only into futures contracts which are traded on national futures exchanges.  In addition, a Fund will sell only covered futures contracts and options on futures contracts.

Stock and bond index futures are futures contracts for various stock and bond indices that are traded on registered securities exchanges.  Stock and bond index futures contracts obligate the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock or bond index at the close of the last trading day of the contract and the price at which the agreement is made.

Stock and bond index futures contracts are bilateral agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock or bond index value at the close of trading of the contract and the price at which the futures contract is originally struck.  No physical delivery of the stocks or bonds comprising the index is made; generally contracts are closed out prior to the expiration date of the contracts.

No price is paid upon entering into futures contracts. Instead, a Fund would be required to deposit an amount of cash or U.S. Treasury securities known as “initial margin.” Subsequent payments, called “variation margin,” to and from the broker, would be made on a daily basis as the value of the futures position varies (a process known as “marking to market”). The margin is in the nature of a performance bond or good-faith deposit on a futures contract.

There are risks associated with these activities, including the following: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and futures options.

A Fund may enter into futures contracts and options on futures contracts traded on an exchange regulated by the CFTC.  Before a Fund trades futures contracts or options on futures contracts, it will file a notice of eligibility for exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act with the CFTC and the National Futures Association, which regulate trading in the futures markets and, therefore, will not be subject to registration or regulation as a pool operator under that Act with respect to the Fund.

A Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices.  Some strategies reduce a Fund’s exposure to price fluctuations, while others tend to increase its market exposure.  Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact a Fund’s return.  In order to avoid leveraging and related risks, when a Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities, equal to the market value of the futures positions held, less margin deposits, in a segregated account with its custodian, Citibank, N.A. (the “Custodian”).  Collateral equal to the current market value of the futures position will be marked to market on a daily basis.

Health Care-related Securities

The Medical Sciences Long/Short Fund may invest in a variety of industries within the general health care sector.  Many health care-related companies share common risks. Many health care-related companies are smaller and less seasoned than companies in other sectors. Health care-related companies may also be strongly affected by scientific or technological developments and their products may quickly become obsolete. Finally, many health care-related companies offer products and services that are subject to governmental regulation and may be adversely affected by changes in governmental policies or laws. A number of legislative proposals concerning health care have been introduced or considered by the U.S. Congress in recent years. These span a wide range of topics, including cost control, national health insurance, incentives for compensation in the provision of health care services, tax incentives and penalties related to health care insurance premiums, and promotion of prepaid health care plans. The Medical Sciences Long/Short Fund cannot predict what proposals will be enacted or what effect they may have on health care-related companies.

Hedging Transactions

Subject to applicable law, the Funds may utilize financial instruments such as forward contracts, currency options and interest rate swaps, caps and floors both for investment purposes and to seek to hedge against fluctuations in the relative values of each Fund’s portfolio positions as a result of changes in currency exchange rates and market interest rates. Hedging against a decline in the value of a portfolio position does not eliminate fluctuations in the values of portfolio positions or prevent losses if the values of such positions decline, but establishes other positions taken to seek to gain from those same developments, thus seeking to moderate the decline in the portfolio positions’ value. Such hedging transactions also limit the opportunity for gain if the value of the portfolio position should increase. Moreover, it may not be possible for a Fund to hedge against an exchange rate or interest rate fluctuation that is so generally anticipated because the Fund is not able to enter into a hedging transaction at a price sufficient to protect the Fund from the decline in value of the portfolio position anticipated as a result of such a fluctuation.

The success of a Fund’s hedging transactions will be subject to the Adviser’s ability to correctly predict movements in the direction of currency and interest rates. Therefore, while a Fund may enter into such transactions to seek to reduce currency exchange rate and interest rate risks, unanticipated changes in currency or interest rates may result in a poorer overall performance for the Fund than if it had not engaged in any such hedging transaction. In addition, the degree of correlation between price movements of the instruments used in a hedging strategy and price movements in the portfolio position being hedged may vary. Moreover, for a variety of reasons, the Adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent a Fund from achieving the intended hedge and expose the Fund to risk of loss.

Illiquid Securities

Illiquid securities are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on a Fund’s books. Illiquid securities include demand instruments with demand notice periods exceeding seven days, securities for which there is no active secondary market, and repurchase agreements with maturities of over seven days in length. The Funds may invest in securities that are neither listed on a stock exchange nor traded over the counter, including privately placed securities.  Investing in such unlisted emerging country equity securities, including investments in new and early stage companies, may involve a high degree of business and financial risk that can result in substantial losses.  As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities.  Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund, or less than what may be considered the fair value of such securities.  Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration.

In addition, the Funds believe that carefully selected investments in joint ventures, cooperatives, partnerships, private placements, unlisted securities and other similar situations (collectively, ‘‘special situations’’) could enhance the Funds’ capital appreciation potential.  To the extent these investments are deemed illiquid, the Funds’ investment in them will be consistent with their 15% restriction on investment in illiquid securities.  Investments in special situations and certain other instruments may be liquid, as determined by the Adviser based on criteria approved by the Board of Trustees.

Initial Public Offerings (“IPOs”)

Due to the typically small size of the IPO allocation available to the Funds and the nature and market capitalization of the companies involved in IPOs, Turner will often purchase IPO shares that would qualify as a permissible investment for a Fund but will, instead, decide to allocate those IPO purchases to other funds advised by it.  Because IPO shares frequently are volatile in price, the Funds may hold IPO shares for a very short period of time.  This may increase the turnover of a Fund’s portfolio and may lead to increased expenses to a Fund, such as commissions and transaction costs.  By selling shares, a Fund may realize taxable capital gains that it will subsequently distribute to shareholders.

Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned companies.  Companies involved in IPOs generally have limited operating histories, and their prospects for future profitability are uncertain.  These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets and economic conditions.  They may be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital.  They may also be dependent on limited product lines and uncertain property rights and need regulatory approvals.  Investors in IPOs can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.  Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information.

Investment Company Shares

Each Fund may invest in shares of other investment companies, including exchange-traded funds (“ETFs”), to the extent permitted by applicable law and subject to certain restrictions.  These investment companies typically incur fees that are separate from those fees incurred directly by the Fund.  A Fund’s purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying Fund expenses.  Under applicable regulations, unless an exception is available, a Fund generally is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Fund owns more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Fund’s total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund.  See also “Investment Limitations.”

ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market.  In general, ETFs seek to track a specified securities index or a basket of securities that an “index provider” selects as representative of a market, market segment or industry sector.  An ETF portfolio generally holds the same stocks or bonds as the index it tracks or it may hold a representative sample of such securities.  Thus, an ETF is designed so that its performance will correspond closely with that of the index it tracks.  As a shareholder in an ETF, a Fund will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

The Funds are subject to risks associated with investments in ETFs.  An investment in an ETF generally presents the same primary risks as an investment in a conventional open-end fund that has the same investment objectives, strategies, and policies. Additionally, the risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile.

Leveraging

Within the limitations, including those related to borrowing, noted in this SAI and subject to applicable law, the Funds may engage in leveraging.  Leveraging a Fund creates an opportunity for increased net income, but, at the same time, creates special risk considerations.  For example, leveraging may exaggerate changes in the net asset value of a Fund’s shares and in the yield on the Fund’s portfolio.  Although the principal of such borrowings will be fixed, a Fund’s assets may change in value during the time the borrowing is outstanding.  Leveraging creates interest expenses for a Fund which could exceed the income from the assets retained.  To the extent the income derived from securities purchased with borrowed funds exceeds the interest that a Fund will have to pay, the Fund’s net income will be greater than if leveraging were not used.

Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Fund will be less than if leveraging were not used, and therefore the amount available for distribution to stockholders as dividends will be reduced.  Because the Securities and Exchange Commission (the “SEC”) staff believes both reverse repurchase agreements and dollar roll transactions are collateralized borrowings, the SEC staff believes that they create leverage, which is a speculative factor.  The requirement that such transactions be fully collateralized by assets segregated by the Funds’ Custodian imposes a practical limit on the leverage these transactions create.

Lower Rated Securities

The Funds may invest in lower rated bonds commonly referred to as “junk bonds” or high yield/high risk securities. Lower-rated securities are defined as securities rated below the fourth highest rating category by a NRSRO. Such obligations are speculative and may be in default.  There may be no bottom limit on the ratings of high yield securities that may be purchased or held by a Fund. Lower-rated or unrated (i.e., high-yield) securities are more likely to react to developments affecting issuers than are more highly rated securities, which primarily react to movements in the general level of interest rates.  The market values of fixed income securities tend to vary inversely with the level of interest rates.  Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but the market’s perception of credit quality and the outlook for economic growth.  When economic conditions appear to be deteriorating, medium to lower-rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates.

Adverse economic developments can disrupt the market for high-yield securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity which may lead to a higher incidence of default on such securities.  In addition, the secondary market for high-yield securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities.  As a result, the Adviser could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded.  Furthermore the Trust may experience difficulty in valuing certain securities at certain times.  Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating each Fund’s net asset value.

Lower-rated or unrated debt obligations also present risks based on payment expectations.  If an issuer calls the obligations for redemption, the Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors.  If the Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Fund’s investment portfolio and increasing the exposure of the Fund to the risks of high-yield securities.

Growth of High Yield, High Risk Bond Market:  The widespread expansion of government, consumer and corporate debt within the U.S. economy has made the corporate sector more vulnerable to economic downturns or increased interest rates.  Further, an economic downturn could severely disrupt the market for lower rated bonds and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest.  The market for lower rated securities may be less active, causing market price volatility and limited liquidity in the secondary market.  This may limit the Fund’s ability to sell such securities at their market value. In addition, the market for these securities may be adversely affected by legislative and regulatory developments. Credit quality in the junk bond market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks imposed by a particular security.

Sensitivity to Interest Rate and Economic Changes:  Lower rated bonds are very sensitive to adverse economic changes and corporate developments.  During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing.  If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, a Fund may incur losses or expenses in seeking recovery of amounts owed to it.  In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high yield, high risk bonds and a Fund’s net asset value.

Payment Expectations:  High yield, high risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, a Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high yield, high risk bond’s value will decrease in a rising interest rate market, as will the value of a Fund’s assets.  If a Fund experiences significant unexpected net redemptions, this may force it to sell high yield, high risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing a Fund’s rate of return.

Taxes:  A Fund may purchase debt securities (such as zero coupon or pay in kind securities) that contain original issue discount.  Original issue discount that accrues in a taxable year is treated as earned by a Fund and therefore is subject to the distribution requirements of the tax code even though the Fund has not received any interest payments on such obligations during that period.  Because the original issue discount earned by the Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of other securities and use the proceeds to make distributions to shareholders.

Money Market Instruments

Money market securities are high-quality, dollar-denominated, short-term debt instruments.  They consist of: (i) bankers’ acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks and U.S. branches of foreign banks; (ii) U.S. Treasury obligations and obligations issued or guaranteed by the agencies and instrumentalities of the U.S. government; (iii) high-quality commercial paper issued by U.S. and foreign corporations; (iv) debt obligations with a maturity of one year or less issued by corporations with outstanding high-quality commercial paper ratings; and (v) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.

Mortgage-Backed Securities

Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security.  The mortgages backing these securities include conventional fifteen- and thirty-year fixed rate mortgages, graduated payment mortgages, adjustable rate mortgages, and balloon mortgages.  During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate.  Prepayment of mortgages that underlie securities purchased at a premium often results in capital losses, while prepayment of mortgages purchased at a discount often results in capital gains.  Because of these unpredictable prepayment characteristics, it is often not possible to predict accurately the average life or realized yield of a particular issue.

Government Pass-Through Securities:  These are securities that are issued or guaranteed by a U.S. government agency representing an interest in a pool of mortgage loans.  The primary issuers or guarantors of these mortgage-backed securities are the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”).  Fannie Mae and Freddie Mac obligations are not backed by the full faith and credit of the U.S. government as GNMA certificates are, but Fannie Mae and Freddie Mac securities are supported by the instrumentalities’ right to borrow from the U.S. Treasury.  GNMA, Fannie Mae and Freddie Mac each guarantee timely distributions of interest to certificate holders.  GNMA and Fannie Mae also each guarantee timely distributions of scheduled principal.

Private Pass-Through Securities:  These are mortgage-backed securities issued by a non-governmental entity, such as a trust.  While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

CMOs:  CMOs are debt obligations of multiclass pass-through certificates issued by agencies or instrumentalities of the U.S. government or by private originators or investors in mortgage loans.  In a CMO, a series of bonds or certificates are usually issued in multiple classes.  Principal and interest paid on the underlying mortgage assets may be allocated among the several classes of a series of a CMO in a variety of ways.  Each class of a CMO is issued with a specific fixed or floating coupon rate and has a stated maturity or final distribution date.

REMICs:  A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended (the “Code”), and invests in certain mortgages principally secured by interests in real property.  Guaranteed REMIC pass-through certificates (“REMIC Certificates”) issued by Fannie Mae or Freddie Mac represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, Freddie Mac or GNMA-guaranteed mortgage pass-through certificates.

Stripped Mortgage-Backed Securities (“SMBs”):  SMBs are usually structured with two classes that receive specified proportions of the monthly interest and principal payments from a pool of mortgage securities.  One class may receive all of the interest payments, while the other class may receive all of the principal payments.  SMBs are extremely sensitive to changes in interest rates because of the impact thereon of prepayment of principal on the underlying mortgage securities.  The market for SMBs is not as fully developed as other markets; SMBs therefore may be illiquid.

Obligations of Supranational Entities

Obligations of supranational entities are obligations of entities established through the joint participation of several governments, such as the Asian Development Bank, the Inter-American Development Bank, International Bank of Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank and the Nordic Investment Bank.

Options

A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an “opening transaction.” In order to close out an option position, a Fund may enter into a “closing transaction,” which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened.  If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

A Fund may purchase put and call options to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future.  A Fund will pay a premium when purchasing put and call options.  If price movements in the underlying securities are such that exercise of the options would not be profitable for a Fund, loss of the premium paid may be offset by an increase in the value of the Fund’s securities or by a decrease in the cost of acquisition of securities by the Fund.

A Fund may write covered call options as a means of increasing the yield on its portfolio and as a means of providing limited protection against decreases in its market value.  When a Fund sells an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option.  When a call option written by a Fund is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price.  When a put option written by a Fund is exercised, the Fund will be required to purchase the underlying securities at the strike price, which may be in excess of the market value of such securities.

A Fund may purchase and write options, without limitation, on an exchange or over-the-counter.  Over-the-counter options (“OTC options”) differ from exchange-traded options in several respects.  They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer.  OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options.  Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker.  It is the position of the SEC that OTC options are generally illiquid.

A Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets), without limitation, to manage its exposure to exchange rates.  Call options on foreign currency written by a Fund will be “covered,” which means that the Fund will own an equal amount of the underlying foreign currency.  With respect to put options on foreign currency written by a Fund, the Fund will establish a segregated account with its Custodian consisting of cash or liquid, high grade debt securities in an amount equal to the amount the Fund would be required to pay upon exercise of the put.

A Fund may purchase and write put and call options on indices and enter into related closing transactions.  Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option.  This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number.  Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.  A Fund may choose to terminate an option position by entering into a closing transaction.  The ability of a Fund to enter into closing transactions depends upon the existence of a liquid secondary market for such transactions.

Each Fund will not engage in transactions involving interest rate futures contracts for speculation but only as a hedge against changes in the market values of debt securities held or intended to be purchased by the Fund and where the transactions are appropriate to reduce the Fund’s interest rate risks.  There can be no assurance that hedging transactions will be successful.  A Fund also could be exposed to risks if it cannot close out its futures or options positions because of any illiquid secondary market.

Futures and options have effective durations that, in general, are closely related to the effective duration of the securities that underlie them.  Holding purchased futures or call option positions (backed by segregated cash or other liquid securities) will lengthen the duration of a Fund’s portfolio.

Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

Portfolio Turnover

An annual portfolio turnover rate in excess of 100% may result from the Adviser’s investment strategies.  Portfolio turnover rates in excess of 100% may result in higher transaction costs, including increased brokerage commissions, and higher levels of taxable capital gain.  Please refer to the table under the section “Portfolio Transactions” for each Fund’s portfolio turnover rate.

Receipts

Receipts are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal.  This discount is accreted over the life of the security, and such accretion will constitute the income earned on a security for both accounting and tax purposes.  Because of these features, such securities may be subject to greater interest rate volatility than interest paying investments.

REITS

The Funds may invest in REITs, which pool investors’ money for investment in income producing commercial real estate or real estate related loans or interests.

A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement that it distribute to its shareholders or unitholders at least 95% of its taxable income for each taxable year.  Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs.  Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales.  Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments.  Hybrid REITs combine the characteristics of both Equity and Mortgage REITs.  A shareholder in the Fund should realize that by investing in REITs indirectly through the Fund, he or she will bear not only his or her proportionate share of the expenses of the Fund, but also indirectly, similar expenses of underlying REITs.

A Fund may be subject to certain risks associated with the direct investments of the REITs.  REITs may be affected by changes in their underlying properties and by defaults by borrowers or tenants.  Mortgage REITs may be affected by the quality of the credit extended.  Furthermore, REITs are dependent on specialized management skills.  Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.  REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations.

In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the Investment Company Act of 1940, as amended (“1940 Act”).

Repurchase Agreements

Repurchase agreements are agreements by which a Fund obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or primary securities dealer as recognized by the Federal Reserve Bank) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase.  The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security.  A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

Repurchase agreements are considered to be loans by a Fund for purposes of its investment limitations.  The repurchase agreements entered into by a Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (Turner monitors compliance with this requirement).  Under all repurchase agreements entered into by a Fund, the Funds’ Custodian or its agent must take possession of the underlying collateral.  However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale, including accrued interest, are less than the resale price provided in the agreement including interest.  In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and is required to return the underlying security to the seller’s estate.  The Funds will not invest more than 15% of their total assets in repurchase agreements.

Reverse Dollar Roll Transactions

Each Fund may enter into reverse dollar roll transactions, which involve a purchase by a Fund of an eligible security from a financial institution concurrently with an agreement by the Fund to resell a similar security to the institution at a later date at an agreed-upon price.  Reverse dollar roll transactions are fully collateralized in a manner similar to loans of the Fund’s portfolio securities.

Reverse Repurchase Agreement and Dollar Roll Transactions

A reverse repurchase agreement involves a sale by a Fund of securities that it holds to a bank, broker-dealer or other financial institution concurrently with an agreement by the Fund to repurchase the same securities at an agreed-upon price and date.  A dollar roll transaction involves a sale by a Fund of an eligible security to a financial institution concurrently with an agreement by the Fund to repurchase a similar eligible security from the institution at a later date at an agreed-upon price.  Each Fund will fully collateralize its reverse repurchase agreements and dollar roll transactions in an amount at least equal to the Fund’s obligations under the reverse repurchase agreement or dollar roll transaction by cash or other liquid securities that the Fund’s Custodian segregates from other Fund assets.  The Funds will not invest more than 15% of their total assets in reverse repurchase agreements.

Rule 144A Securities

Rule 144A securities are securities exempt from registration on resale pursuant to Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”).  Rule 144A securities are traded in the institutional market pursuant to this registration exemption, and, as a result, may not be as liquid as exchange-traded securities since they may be resold only to certain qualified institutional investors.  Due to the relatively limited size of this institutional market, these securities may affect the Fund’s liquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities.  Nevertheless, Rule 144A securities may be treated as liquid securities pursuant to guidelines adopted by the Trust’s Board of Trustees.

Securities Lending

In order to generate additional income, a Fund may lend its securities pursuant to one or more securities lending agreements (each a “Lending Agreement”).  Unless otherwise agreed, security loans made pursuant to a Lending Agreement are required at all times to be continuously secured by collateral consisting of cash, securities of the U.S. government or its agencies or other liquid securities equal to at least 100% of the market value of the loaned securities. Collateral is marked to market daily.  The Funds receive an annual fee for their participation in a Lending Agreement, and cash collateral received may be invested pursuant to terms approved by the Trust’s Board of Trustees (including, among other things, into money market funds).  All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses.  Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund’s ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

A Fund will not have the right to vote any securities having voting rights during the existence of the loan, but a Fund may call the loan in anticipation of an important vote to be taken by the holders of the securities or the giving or withholding of their consent on a material matter affecting the investment.  Turner will generally not vote nor seek to recall for voting shares on loan in connection with the Trust’s securities lending program, unless it determined that a particular vote was especially significant. Seeking to recall securities in this limited circumstance may nevertheless be unsuccessful because of operational difficulties relating to custody of the security in question that are beyond Turner’s control.

It is the Funds’ policy that the value of the securities loaned would not exceed one-third of the value of the total assets of a Fund (including the loan collateral).

Short Sales

A security is sold short when a Fund sells a security it does not own. To sell a security short, a Fund must borrow the security from a broker to deliver it to the buyer. A Fund is then obligated to replace the security borrowed by purchasing it at the market price at, or before, the time of replacement. This price may or may not be less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay the lender any dividends or interests which accrue during the period of the loan. In order to borrow the security, a Fund may also have to pay a fee which would increase the cost of the security sold. The proceeds of the short sale may be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which a Fund replaces the borrowed security. A Fund will realize a gain if the security declines in price between those two dates. The amount of any gain will be decreased and the amount of any loss will be increased by any interest, premium and transaction charges or other costs a Fund may be required to pay in connection with the short sale. Whether a Fund will be successful in utilizing a short sale will depend, in part, on Turner’s ability to correctly predict whether the price of a security it borrows to sell short will decrease.

The use of short sales is a primary investment technique of each Fund.  A Fund is required to maintain a segregated account of cash, cash equivalents or other appropriate liquid marketable securities with its Custodian in at least an amount equal to the current market value of the securities sold short (less any additional collateral held by the broker) until a Fund replaces a borrowed security. Depending on arrangements made with the broker or Custodian, a Fund may not receive any payments (including interest) on the deposits made with the broker or Custodian. Because of this asset segregation requirement, a Fund may be required to liquidate other portfolio securities that it otherwise might not have sold in order to meet its obligations, such as paying for redemption of Fund shares.  In the alternative, a Fund could cover its short positions by purchasing the security sold short in accordance with positions taken by the staff of the SEC.

There is no guarantee that a Fund will be able to close out a short position at any particular time or at an acceptable price. In short sale transactions, a Fund’s gain is limited to the price at which it sold the security short; its loss is limited only by the maximum price it must pay to acquire the security less the price at which the security was sold. In theory, losses from short sales may be unlimited. Short selling may also produce higher than normal portfolio turnover and result in increased transaction costs to a Fund. In addition, the use of short sales may result in a Fund realizing more short-term capital gains than it would if a Fund did not engage in short sales.

The Funds’ short sales will include short sales of ETFs for the purpose of hedging.  The Funds anticipate that the frequency of short sales will vary substantially in different periods.  However, no securities will be sold short unless, after effect is given to any such short sale, applicable asset coverage requirements under the 1940 Act and the SEC guidance thereunder, have been met.

Short Sales against the Box

A short sale is “against the box” if at all times during which the short position is open, a Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short.  A short sale against the box is a taxable transaction to the Fund with respect to the securities that are sold short.

Sovereign Debt

The cost of servicing sovereign debt will also generally be adversely affected by rising international interest rates, because many external debt obligations bear interest at rates that are adjusted based upon international interest rates.  The ability to service external debt will also depend on the level of the relevant government’s international currency reserves and its access to foreign exchange.  Currency devaluations may affect the ability of a sovereign obligor to obtain sufficient foreign exchange to service its external debt.

As a result of the foregoing or other factors, a governmental obligor may default on its obligations.  If such an event occurs, a Fund may have limited legal recourse against the issuer and/or guarantor.  Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign sovereign debt securities to obtain recourse may be subject to the political climate in the relevant country.  In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign sovereign debt obligations in the event of default under their commercial bank loan agreements.

Structured Derivatives

The Funds may seek to use customized derivative instruments sold by brokers and other financial institutions. “Structured” derivatives may permit the Adviser to create asymmetric performance profiles for certain of a Fund’s investments, i.e., such as in the case of a long option, where an equal movement in the market price of an underlying investment instrument may not result in an equal increase or decrease in the value of the investment.

Trading in Commodity Interests, Options and Swap Agreements

The Funds may buy and sell financial futures contracts, foreign currency futures contracts, stock index futures contracts, and bond index futures contracts. A financial futures contract is an agreement between two parties to buy or sell a specified debt security at a set price on a future date. An index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period. A futures contract on a foreign currency is an agreement to buy or sell a specified amount of a currency for a set price on a future date.

When a Fund enters into a futures contract, it must make an initial deposit, known as “initial margin,” as a partial guarantee of its performance under the contract. As the value of the security, index or currency fluctuates, either party to the contract is required to make additional margin payments, known as “variation margin,” to cover any additional obligation it may have under the contract.

U.S. Government Agency Obligations

Certain federal agencies, such as the GNMA, have been established as instrumentalities of the U.S. Government to supervise and finance certain types of activities.  Issues of these agencies, while not direct obligations of the U.S. Government, are either backed by the full faith and credit of the United States (e.g., GNMA securities) or supported by the issuing agencies’ right to borrow from the Treasury.  The issues of other agencies are supported by the credit of the instrumentality (e.g., Fannie Mae securities).

There is the risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.  Although the issuers of many U.S. Government agency obligations purchased by a Fund, such as Fannie Mae, Freddie Mac and Federal Home Loan Banks, may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States.  The maximum potential liability of the issuers of some U.S. Government agency obligations held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury.  It is possible that these issuers will not have the funds to meet their payment obligations in the future.

On September 7, 2008, Fannie Mae and Freddie Mac were placed under the conservatorship of the Federal Housing Finance Agency (“FHFA”) to provide stability in the financial markets, mortgage availability and taxpayer protection by preserving Fannie Mae and Freddie Mac’s assets and property and putting Fannie Mae and Freddie Mac in a sound and solvent condition.  Under the conservatorship, the management of Fannie Mae and Freddie Mac was replaced.  Additionally, Fannie Mae and Freddie Mac were permitted to modestly increase their mortgage-backed security portfolios through the end of 2009 and will gradually reduce such portfolios at the rate of 10 percent per year until stabilizing at a smaller size.

The U.S. Treasury, FHFA and the Federal Reserve acted in collaboration to take the following steps to support the conservatorship. First, the U.S. Treasury and FHFA have established Preferred Stock Purchase Agreements pursuant to which the U.S. Treasury receives senior preferred equity shares in Fannie Mae and Freddie Mac and warrants to purchase common stock in these entities to ensure that Fannie Mae and Freddie Mac maintain a positive net worth. Fannie Mae and Freddie Mac’s common and preferred shareholders will bear any losses ahead of the new government senior preferred shares.  Second, the U.S. Treasury established a secured lending credit facility, which expired on December 31, 2009, that was available to Fannie Mae,

Freddie Mac and Federal Home Loan Banks to assist the entities in funding their regular business activities in the capital markets until December 31, 2009.  Also, the U.S. Treasury initiated a program to purchase Fannie Mae and Freddie Mac mortgage-backed securities through December 31, 2009, to aid mortgage affordability.

U.S. Government Securities

U.S. government securities are bills, notes and bonds issued by the U.S. government and backed by the full faith and credit of the United States.

U.S. Treasury Obligations

U.S. Treasury Obligations are bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as separately traded registered interest and principal securities (“STRIPS”) and coupons under book entry safekeeping (“CUBES”).

Variable and Floating Rate Instruments

Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature.  Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices.  The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes.  There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates.  A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

Warrants and Rights

Each Fund may invest in warrants and rights. Warrants are instruments giving holders the right, but not the obligation, to buy equity or fixed income securities of a company at a specific price during a specific period of time. Rights are similar to warrants, but normally have a shorter duration and are offered or distributed to shareholders of a company. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle the holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants and rights may be considered more speculative than certain other types of equity-like securities. In addition, the values of warrants and rights do not necessarily change with the values of the underlying securities, and these instruments cease to have value if they are not exercised prior to their expiration dates.

When-Issued and Delayed Delivery Securities

When-issued or delayed delivery securities are subject to market fluctuations due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed.

Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its investment portfolio, a Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate.

Zero Coupon Securities

Zero coupon obligations are debt securities that do not bear any interest, but instead are issued at a deep discount from par.  The value of a zero coupon obligation increases over time to reflect the interest accredited.  Such obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at par and pay interest periodically.

Special Note Regarding Market Events

Events in the financial sector in recent years have resulted in reduced liquidity in credit and fixed income markets and in an unusually high degree of volatility in the financial markets, both domestically and internationally.  While entire markets have been impacted, issuers that have exposure to the real estate, mortgage and credit markets have been particularly affected.  These events and the potential for continuing market turbulence may have an  adverse effect on the Funds’ investments.  It is uncertain how long these conditions will continue.

The instability in the financial markets has led the U.S. government to take a number of unprecedented actions designed to support certain financial institutions and certain segments of the financial markets.  Federal, state and foreign governments, regulatory agencies, and self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable.  Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions.  The implications of government ownership and disposition of these assets are unclear, and such ownership or disposition may have positive or negative effects on the liquidity, valuation and performance of the Funds’ holdings.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust’s Board has adopted policies and procedures concerning the disclosure of the portfolio holdings of the Funds.  The policies and procedures provide that the Trust and its service providers will disclose information concerning securities held in the Trust’s portfolios only under the following circumstances:  (i) fifteen business days after the end of each calendar month, the Trust’s administrator will post the securities held by each of the Trust’s portfolios on the Trust’s website; (ii) the Trust or a service provider may disclose the Trust’s portfolio securities holdings to selected third parties when the Trust has a legitimate business purpose for doing so; and (iii) as required by the federal securities laws, including the 1940 Act, the Trust shall disclose its portfolio holdings in its applicable regulatory filings, including shareholder reports, reports on Forms N-CSR and N-Q or such other filings, reports or disclosure documents as the applicable regulatory authorities may require.  Examples of legitimate business purposes under which disclosure of the Trust’s portfolio securities may be appropriate include, but are not limited to:  disclosure for due diligence purposes to an investment adviser that is in merger or acquisition talks with the Trust’s investment advisers; disclosure to a newly hired investment adviser or sub-adviser prior to its commencing its duties; disclosure to third party service providers of auditing, custody, proxy voting and other services to the Trust; or disclosure to a rating or ranking organization.

Service providers who receive portfolio holdings information on a daily/real time basis include RiskMetrics Group, FactSet Research Systems Inc., Investment Technology Group, Inc., Bloomberg L.P., Turner Investment Partners, Inc., Citi Fund Services Ohio, Inc., and Citibank, N.A.  Prior to the disclosure of the Trust’s portfolio holdings to a selected third party for a legitimate business purpose, such third party shall be required to execute a confidentiality agreement and shall not trade on such information.  Turner Investment Partners, Inc., Citi Fund Services Ohio, Inc., Citibank, N.A, and DST Systems, Inc. are subject to confidentiality provisions in service provider agreements.  Neither the Trust, a service provider nor any of their affiliated persons (as that term is defined in the 1940 Act) shall receive compensation in any form, whether in cash or otherwise, in connection with the disclosure of information about the Trust’s portfolio securities.

With respect to the monthly disclosure of portfolio holdings on the Trust’s website, the Trust’s administrator is authorized to prepare and post to the Trust’s website its portfolio holdings and is also responsible for portfolio holdings disclosure to third party service providers of auditing, custody, proxy voting and other services to the Trust, or disclosure to a rating or ranking organization.  With respect to any other disclosure of the Trust’s portfolio holdings, the Trust’s President, or Turner’s President, will be authorized to disclose such information.

In order to ensure that the disclosure of the Trust’s portfolio securities is in the best interests of the Trust’s shareholders and to avoid any potential or actual conflicts of interest with the Trust’s service providers, or any affiliated person (as that term is defined in the 1940 Act) of such entities, the disclosure of any of the Trust’s portfolio securities for legitimate business purposes must be approved by the Trust’s Board of Trustees in advance of such disclosure.  This requirement will not apply to the disclosure of the Trust’s portfolio securities to the Trust’s existing service providers of auditing, custody, proxy voting and other services to the Trust in connection with the provision of their services to the Trust, or as otherwise provided in the policies and procedures.

The Board will receive quarterly reports from the service providers stating whether disclosures were made concerning the Trust’s portfolio holdings in contravention of the policies and procedures during the previous quarter, and if so, such report must describe to whom and under what circumstance such disclosures were made.

INVESTMENT LIMITATIONS

Fundamental Policies

The following investment limitations are fundamental policies of each Fund which cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund’s outstanding shares.  The term “majority of the outstanding shares” means the vote of (i) 67% or more of a Fund’s shares present at a meeting, if more than 50% of the outstanding shares of a Fund are present or represented by proxy, or (ii) more than 50% of a Fund’s outstanding shares, whichever is less.

No Fund may:

1.             With respect to 75% of the Fund’s assets: (i) purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

2.             Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities.  This limitation does not apply to the Medical Sciences Long/Short Fund.  The Medical Sciences Long/Short Fund invests 25% or more of its total assets in securities of issuers conducting their principal business activities in the same medical sciences sector.  To that extent, the Medical Sciences Long/Short Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that sector in greater proportion than funds that are more diversified.  A description of the sector in which the Medical Sciences Long/Short Fund concentrates its investments can be found in the “Investment Policies” section beginning on page [    ].

3.             Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowings.  Asset coverage of at least 300% is required for all borrowings, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets.  Each Fund will not purchase securities while its borrowings exceed 5% of its total assets.

4.             Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that each Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

5.             Purchase or sell real estate, physical commodities, or commodities contracts, except that each Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including REITs), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

6.             Issue senior securities as defined in the 1940 Act except as permitted by rule, regulation or order of the SEC.

7.             Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

8.             Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

The foregoing percentages (except with respect to the limitation on borrowing) will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs immediately after or as a result of a purchase of such security.  With respect to the restriction under number 6 above, the Funds may borrow money from banks as permitted under the 1940 Act.

No other policy, including the investment objective of each Fund, is a fundamental policy of a Fund and, except as otherwise stated in the Prospectus or this SAI, may be changed by the Board of Trustees without the approval of shareholders.

Non Fundamental Policies

The following investment limitations are non-fundamental policies of each Fund and may be changed with respect to a Fund by the Board of Trustees without shareholder approval.

No Fund may:

1.             Invest in companies for the purpose of exercising control.

2.             Invest its assets in securities of any investment company, except as permitted by the 1940 Act.

3.             Purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.  The 15% limitation on investments in illiquid securities applies both at the time of initial purchase and while the Fund holds such securities.  In such case, the Adviser will take all necessary action to cause the Fund to maintain adequate liquidity.

4.             Enter into futures contracts and options on futures contracts, except as permitted by guidelines in this SAI.

In addition, each Fund will invest no more than 5% of its net assets in each of the following: unregistered securities and futures contracts.  Unregistered securities sold in reliance on the exemption from registration in Section 4(2) of the 1933 Act and securities exempt from registration on re-sale pursuant to Rule 144A of the 1933 Act may be treated as liquid securities under procedures adopted by the Board of Trustees.

THE ADVISER

Turner, 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312, is a professional investment management firm founded in March, 1990.  Turner is an SEC-registered investment adviser.  Robert E. Turner is the Chairman and controlling shareholder of Turner.

As of [                 ], 2010, Turner and its subsidiaries had assets under management of approximately $[  ] billion.  Turner has provided investment advisory services to investment companies since 1992.

Turner serves as the investment adviser for the Funds under investment advisory agreements (the “Advisory Agreements”).  Under the Advisory Agreements, Turner makes the investment decisions for the assets of the Funds and continuously reviews, supervises and administers each Fund’s investment program, subject to the supervision of, and policies established by, the Trustees of the Trust.

The Advisory Agreements provide that Turner shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Advisory Agreements provide that if, for any fiscal year, the ratio of expenses of any Fund (including amounts payable to Turner but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds the expense on investment companies by any applicable statute or regulatory authority of any jurisdiction in which shares of the Funds are qualified for offer and sale, Turner will bear the amount of such excess.  Turner will not be required to bear expenses of any Fund to an extent that would result in the Fund’s inability to qualify as a regulated investment company under provisions of the Code.

The continuance of the Advisory Agreements as to any Fund after the first two years must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of that Fund, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” (as that term is defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval.  The Advisory Agreements will terminate automatically in the event of their assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to any Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days’ nor more than 60 days’ written notice to the Adviser, or by the Adviser without penalty on 90 days’ written notice to the Trust.

Under the Advisory Agreements, Turner is entitled to be paid fees computed daily and paid monthly, at the annual rate (as a percentage of each Fund’s average daily net assets) of 1.50%.

For the fiscal year ended September 30, 2010, the Funds were not in operation and therefore did not pay or waive any advisory fees.

Board Considerations in Approving the Advisory Agreements.  The Board of Trustees called and held a meeting to decide whether to enter the Advisory Agreements.  In preparation for the meeting, the Board of Trustees requested and reviewed a wide variety of information from Turner.  The Trustees used this information, as well as information that other Fund service providers submitted to the Board, to help them decide whether to enter the Advisory Agreements.  A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory contracts for the Funds will be available in the Funds’ semi-annual report for the period ended March 31, 2011.

Portfolio Managers — Other Accounts Managed by the Portfolio Managers

The following information is as of  September 30, 2010:

Turner Market Neutral Fund

(a)(1) Portfolio Manager’s Name (as listed in the Prospectus)	(a)(2) Number of other accounts managed within each category and the total assets in the accounts managed within each category			(a)(3) For each category in (a)(2) number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
		(B)		Registered Investment		Other Pooled
	(A)	Other		Companies		Investment Vehicles		Other Accounts
	Registered Investment Companies	Pooled Investment Vehicles	(C) Other Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Matthew D. Glaser (Lead Manager)	[ ] Accounts $[ ]	[ ] Accounts $[ ]	[ ] Accounts $[ ]	[ ] Accounts	$[ ]	[ ] Accounts	$[ ]	[ ] Accounts	$[ ]

Turner Medical Sciences Long/Short Fund

(a)(1) Portfolio Manager’s Name (as listed in the Prospectus)	(a)(2) Number of other accounts managed within each category and the total assets in the accounts managed within each category			(a)(3) For each category in (a)(2) number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	(A)	(B) Other		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Registered Investment Companies	Pooled Investment Vehicles	(C) Other Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Vijay Shankaran (Lead Manager)	[ ] Accounts $[ ]	[ ] Accounts $[ ]	[ ] Accounts $[ ]	[ ] Accounts	$[ ]	[ ] Accounts	$[ ]	[ ] Accounts	$[ ]

Turner Titan Fund

(a)(1) Portfolio Manager’s Name (as listed in the Prospectus)	(a)(2) Number of other accounts managed within each category and the total assets in the accounts managed within each category			(a)(3) For each category in (a)(2) number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	(A)	(B) Other		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Registered Investment Companies	Pooled Investment Vehicles	(C) Other Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Christopher Baggini (Lead Manager)	[ ] Accounts $[ ]	[ ] Accounts $[ ]	[ ] Accounts $[ ]	[ ] Accounts	$[ ]	[ ] Accounts	$[ ]	[ ] Accounts	$[ ]

Conflicts of Interest.  As is typical for many money managers, potential conflicts of interest may arise related to Turner’s management of accounts including the Funds where not all accounts are able to participate in a desired IPO, or other limited opportunity, relating to use of soft dollars and other brokerage practices, relating to the voting of proxies, relating to employee personal securities trading, relating to the side by side management of accounts with performance based fees and accounts with fixed fees, and relating to a variety of other circumstances. In all cases, however, Turner believes it has written policies and procedures in place reasonably designed to prevent violations of the federal securities laws and to prevent material conflicts of interest from arising. Please also see Turner’s Form ADV, Part II for a description of some of its policies and procedures in this regard.

Compensation.  Turner’s investment professionals receive a base salary commensurate with their level of experience. Turner’s goal is to maintain competitive base salaries through review of industry standards, market conditions, and salary surveys. Bonus compensation, which is a multiple of base salary, is computed annually based on the one year performance of each individual’s sector and portfolio assignments relative to appropriate market benchmarks.  In addition, each employee is eligible for equity ownership and equity owners share the firm’s profits.  Most of the members of the Investment Team and all Portfolio Managers are equity owners of Turner. This compensation and ownership structure provides incentive to attract and retain highly qualified people, as each member of the firm has the opportunity to share directly in the accomplishments of the business.

The objective performance criteria noted above accounts for 90% of the bonus calculation. The remaining 10% is based upon subjective, “good will” factors including teamwork, interpersonal relations, the individual’s contribution to overall success of the firm, media and client relations, presentation skills, and professional development.  Portfolio managers/analysts are reviewed on an annual basis. The Chief Investment Officer (“CIO”) is responsible for setting base salaries, bonus targets, and making all subjective judgments related to an investment professionals’ compensation. The CIO is also responsible for identifying investment professionals that should be considered for equity ownership on an annual basis.

Portfolio Managers — Portfolio Manager’s Ownership of Securities in the Funds

The Funds were not in operation prior to the date of this SAI.  Consequently, the Portfolio Managers did not own any shares in the Funds.

THE ADMINISTRATOR

The Trust and Turner (the “Administrator”) have entered into an administration agreement (the “Administration Agreement”).  The Administration Agreement provides that the Administrator shall perform or supervise the performance of other administrative services, such as regulatory or performance reporting, fund accounting and related accounting services, in connection with the operation of the Funds. The Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.  The Administration Agreement shall remain in effect for a period of two (2) years after its effective date and shall continue in effect for successive periods of one (1) year unless terminated by either party on not less than 90 days’ prior written notice to the other party.

Citi Fund Services Ohio, Inc. (“Citi”) serves as the Trust’s Sub-Administrator.  Citi has its principal business offices at 3435 Stelzer Road, Columbus, Ohio 43219.

For the fiscal year ended September 30, 2010, the Funds were not yet in operation and therefore did not pay or waive any administrative fees.

SHAREHOLDER SERVICES

The Funds have adopted Shareholder Services Plans (the “Shareholder Services Plans”) that allow Class C Shares of the Funds to pay service fees to the Distributor (defined below) and other service providers (together, “Service Providers”).  Under the Shareholder Services Plans, Service Providers are entitled to receive aggregate fees, directly from the Fund and/or through the Distributor, for shareholder services not exceeding twenty-five basis points (0.25%) of each Fund’s average daily net assets attributable to Class C Shares that are subject to the arrangement in return for providing a broad range of shareholder services, including: (i) maintaining accounts relating to shareholders that invest in Shares; (ii) arranging for bank wires; (iii) responding to shareholder inquiries relating to the services performed by Distributor and/or service providers; (iv) responding to inquiries from shareholders concerning their investment in the Trust; (v) assisting shareholders in changing dividend options, account designations and addresses; (vi) providing information periodically to shareholders showing their position in the Trust; (vii) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (viii) processing purchase, exchange and redemption requests from shareholders and placing orders with the Funds or their service providers; and (ix) processing dividend payments from the Funds on behalf of shareholders.  As of the date of this SAI, Class C Shares of all of the Funds pay 0.25% in shareholder servicing fees.  Because these fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of charges.

DISTRIBUTION

The Funds’ shares are offered on a continuous basis by Foreside Fund Services, LLC (the “Distributor”).  The Distributor may enter into arrangements with banks, broker-dealers and other financial intermediaries through which investors may purchase or redeem shares.  The Distributor’s principal place of business is Three Canal Plaza, Suite 100, Portland, Maine 04101.  The Distributor is not affiliated with the Adviser, the transfer agent or with Citi or their affiliates. The distribution agreement between the Trust and the Distributor (“Distribution Agreement”) shall remain in effect for a period of two years after the effective date of the agreement and is renewable annually after the initial two year period.  The Distribution Agreement may be terminated by: (i) the Distributor or a majority vote of the Trustees who are not interested persons (as that term is defined in the 1940 Act) and have no financial interest in the Distribution

Agreement upon not less than 60 days’ prior written notice by either party, without penalty; or (ii) upon its assignment.

The Funds have adopted a Distribution Plan for Class C Shares (the “Distribution Plan” and, together with the Shareholder Services Plan, the “Plans”) under which firms, including the Distributor, that provide distribution services may receive compensation.  Under the Distribution Plan, the Distributor may provide those services itself, or may enter into arrangements under which third parties provide such services and are compensated by the Distributor.  The Distributor may pay any or all amounts received under the Rule 12b-1 Plan to other persons, including the Adviser or its affiliates, for any distribution activity.  The Distributor may retain as profit any difference between the fee it receives and the amount it pays to such third parties.

In addition, the Funds may enter into such arrangements directly.  Under the Distribution Plan, which was adopted pursuant to Rule 12b-1 under the 1940 Act, the Distributor is entitled to receive aggregate fees for distribution services not exceeding seventy-five basis points (0.75%) of each Fund’s average daily net assets attributable to Class C Shares that are subject to the arrangement in return for providing a broad range of distribution services, including: (i) compensation for its services in connection with distribution assistance; or (ii) a source of payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers and mutual fund supermarkets as compensation for services or reimbursement of expenses incurred in connection with distribution assistance.  As of the date of this Prospectus, Class C Shares of all of the Funds pay the Distributor 0.75% in distribution fees.  Because these fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of charges.

The Distributor may compensate your financial intermediary at the time of sale at a commission rate of 1.00% of the net asset value of the Class C Shares purchased.  Up-front payments to broker-dealers or financial advisors are financed solely by the Adviser or the Distributor and are not financed by investors or the Fund.  Service providers to qualified plans will not receive this amount if they receive Plan Fees (as defined below) from the time of initial investment of qualified plan assets in Class C Shares.

For the fiscal year ended September 30, 2010, the Funds were not in operation and therefore did not pay or waive any distribution or shareholder servicing fees.

PAYMENTS FOR DISTRIBUTION, SHAREHOLDER SERVICING AND OTHER SALES SUPPORT ACTIVITIES

The Distributor or Adviser is entitled to retain all fees related to the Service Plans and the 12b-1 Plans (together, “Plan Fees”) for the first 12 months on any investment in Class C Shares to recoup its expenses with respect to the payment of commissions on sales of Class C Shares. Financial intermediaries will become eligible for compensation under the Plans beginning in the 13th month following the purchase of Class C Shares, although the Distributor or Adviser may, pursuant to a written agreement between the Distributor or Adviser and a particular financial intermediary, pay such financial intermediary Plan Fees prior to the 13th month following the purchase of Class C Shares.

Up-front payments to broker-dealers or financial advisors are financed solely by the Adviser or the Distributor and are not financed by investors or the Fund.  The Distributor or Adviser is entitled to retain some or all Plan Fees in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record.  Payments of Plan Fees are not tied exclusively to actual distribution and service expenses, and the payments may exceed distribution and service expenses actually incurred.

Subject to applicable laws and regulations, Turner or its affiliates may pay, out of their own assets, compensation to authorized dealers, service organizations and financial intermediaries (“Intermediaries”) in connection with the sale, distribution and/or servicing of shares of the Funds. These payments (“Additional Payments”) would be in addition to the payments by the Funds described in the Funds’ Prospectus and this Statement of Additional Information for distribution and shareholder servicing and processing. These Additional Payments may take the form of “due diligence” payments for an institution’s examination of the Funds and payments for providing extra employee training and information relating to the Funds; “listing” fees for the placement of the Funds on a dealer’s list of mutual funds available for purchase by its customers; “finders” or “referral” fees for directing investors to the Funds; “marketing support” fees for providing assistance in promoting the sale of the Funds’ shares; and payments for the sale of shares and/or the maintenance of share balances. In addition, Turner or its affiliates may make Additional Payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds. The Additional Payments made by Turner and its affiliates may be a fixed dollar amount, may be based on the number of customer accounts maintained by an Intermediary, or may be based on a percentage of the value of shares sold to, or held by, customers of the Intermediary involved, and may be different for each Intermediary. Furthermore, Turner or its affiliates may contribute to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions. Turner and its affiliates may also pay for the travel expenses, meals, lodging and entertainment of Intermediaries and their salespersons and guests in connection with educational, sales and promotional programs, subject to applicable FINRA regulations. The Additional Payments may include amounts that are sometimes referred to as “revenue sharing” payments.

TRUSTEES AND OFFICERS OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts and the 1940 Act.  The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust.

Certain information about the Trust’s Trustees and Executive Officers is set forth below.  Each may have held other positions with the named companies during that period.  Certain officers of the Trust also serve as officers to one or more mutual funds for which Citi or its affiliates act as investment manager, administrator or distributor.

Name, Address and Age(1)	Position Held with Trust and Length of Service(2)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Complex Overseen by Trustee	Other Directorships Held

Interested Trustee*
Thomas R. Trala, Jr. (43)	Trustee (since 2010)	Chief Operating Officer (since 2004) and Chief Financial Officer (since 1995), Turner.	16	None

* Mr. Trala is deemed to be an “Interested Trustee” by virtue of his relationship with Turner.

Non-Interested Trustees

Alfred C. Salvato (52)	Chairman of the Board (since 2004); Trustee (since 1996)	Chief Investment Officer (since 2003) and Treasurer (since 1995), Thomas Jefferson University.	16	None

Janet F. Sansone (65)	Trustee (since 1996)	Chief Management Officer, United States Government Printing Office (2008-2009); Self-employed Consultant (since 1999).	16	None

John T. Wholihan (72)	Trustee (since 1996)	Dean Emeritus (since 2007), Professor (since 1984) and Dean (1984-2007), Loyola Marymount University.	16	None

Executive Officers

Thomas R. Trala, Jr. (43)	President (since 2004)	Chief Operating Officer (since 2004) and Chief Financial Officer (since 1995), Turner.	N/A	N/A

Name, Address and Age(1)	Position Held with Trust and Length of Service(2)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Complex Overseen by Trustee	Other Directorships Held

Ty S. Edwards ([43])	Controller and Chief Financial Officer (since 2010)	Director, Product Management, Columbia Management (2007-2009); Deputy Treasurer, Columbia Funds, (2006-2007); Director, Fund Administration, Columbia Management (2004-2007).	N/A	N/A

Brian F. McNally (52)	Vice-President (since 2002), Secretary and Chief Compliance Officer (since 2004)	General Counsel and Chief Compliance Officer (since 2004), Deputy General Counsel (2002-2004).	N/A	Director, Turner Funds Plc, an Ireland based UCITs fund family (since August 2008).

Calvin Fisher (37)	Vice-President and Assistant Secretary (since 2006)	Director — Mutual Fund Administration and Compliance (since 2005), Manager, Mutual Fund Administration (since 2001).	N/A	N/A

(1)                                       Each Trustee and executive officer, unless noted otherwise, may be contacted by writing to such Trustee or officer c/o Turner Funds, 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312, Attn: Turner Chief Legal Officer.

(2)                                       Each Trustee serves until his or her respective successor has been duly elected and qualified.  Each officer serves a one-year term.

The Board believes that each of the Trustee’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that each Trustee should serve in such capacity.  Among the attributes common to all Trustees is the ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other Trustees, the Adviser, other service providers, counsel and the independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties as Trustees.  A Trustee’s ability to perform his or her duties effectively may have been attained through the Trustee’s business, consulting, public service and/or academic positions; experience as a board member of the Funds and other funds in the Fund Complex, other investment funds, or non-profit entities or other organizations; education or professional training; and/or other life experiences.  In addition to these shared characteristics, set forth below is a brief discussion of the specific experience, qualifications, attributes or skills of each Trustee.

Thomas R. Trala, Jr. Mr. Trala has been a Trustee since 2010.  He is the Chief Operating and Financial Officer of the Adviser.  Mr. Trala has 21 years of investment related experience.

Alfred C. Salvato. Mr. Salvato has been a Trustee since 1996, Chairman of the Board since 2004, and Chairman of the Audit Committee since 2003.  Mr. Salvato has close to 26 years of experience in the investment management field.

Janet F. Sansone. Ms. Sansone has been a Trustee since 1996.  She has close to 31 years of human resources management, general management, and consulting experience.

John T. Wholihan. Mr. Wholihan has been a Trustee since 1996.  He has close to 26 years of business and academic experience.

Specific details regarding each Trustee’s principal occupations during the past five years are included in the table above.

Leadership Structure and Oversight Responsibilities

Overall responsibility for oversight of the Funds rests with the Board.  The Funds have engaged the Adviser to manage the Funds on a day-to-day basis.  The Board is responsible for overseeing the Adviser and other service providers in the operation of the Funds in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws and the Funds’ Agreement and Declaration of Trust and By-Laws.  The Board is currently composed of four members, three of whom are Independent Trustees.  The Board meets in-person at regularly scheduled meetings four times each year as well as telephonically for an additional regularly scheduled meeting each year. In addition, the Board may hold special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings.  The Independent Trustees have also engaged independent legal counsel to assist them in performing their oversight responsibility.  The Independent Trustees meet with their independent legal counsel in-person prior to and during each quarterly in-person board meeting.  As described below, the Board has established an Audit Committee, Valuation Committee and Nominating Committee, and may establish ad hoc committees or working groups from time to time to assist the Board in fulfilling its oversight responsibilities.

The Board has appointed Alfred C. Salvato, an Independent Trustee, to serve in the role of Chairman.  The Chairman’s role is to preside at all meetings of the Board and to act as liaison with the Adviser, other service providers, counsel and other Trustees generally between meetings.  The Chairman serves as a key point person for dealings between management and the Trustees.  The Chairman may also perform such other functions as may be delegated by the Board from time to time.  The Board has determined that the Board’s leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview and it allocates areas of responsibility among committees of Trustees and the full Board in a manner that enhances effective oversight.

The Funds are subject to a number of risks, including investment, compliance, operational and valuation risks, among others.  Risk oversight forms part of the Board’s general oversight of the Funds and is addressed as part of various Board and committee activities.  Day-to-day risk management functions are subsumed within the responsibilities of the Adviser and other service providers (depending on the nature of the risk), which carry out each Fund’s investment management and business affairs.  The Adviser and other service providers employ a variety of processes, procedures and controls to identify various events or circumstances that give rise to risks, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur.  Each of the Adviser and other service providers have their own independent interests in risk management, and their policies and methods of risk management will depend on their functions and business models.  The Board recognizes that it is not possible to identify all of the risks that may affect the Funds or to develop processes and controls to eliminate or mitigate their occurrence or effects.  The Board requires senior officers of the Trust, including the President, Chief Financial Officer and Chief Compliance Officer (“CCO”) and the Adviser, to report to the full Board on a variety of matters at regular and special meetings of the Board, including matters relating to risk management.  The Board and the Audit Committee also receive regular reports from the Trust’s independent registered public accounting firm on internal control and financial reporting matters.  The Board also receives reports from certain of the Trust’s other primary service providers on a periodic or regular basis, including the Trust’s custodian, distributor, sub-administrator and securities lending counterparty.  The Board may, at any time and in its discretion, change the manner in which it conducts risk oversight.

Board Standing Committees.  The Board has established the following standing committees:

•                                          Audit Committee.  The Board has a standing Audit Committee that is composed of the independent Trustees of the Trust.  The Audit Committee operates under a written charter approved by the Board.  The principal responsibilities of the Audit Committee include:  (i) recommending which firm to engage as the Trust’s independent auditor and whether to terminate this relationship; (ii) reviewing the independent auditors’ compensation, the proposed scope and terms of its engagement, and the firm’s independence; (iii) serving as a channel of communication between the independent auditor and the Trustees; (iv) reviewing the results of each external audit, including any qualifications in the independent auditors’ opinion, any related management letter, management’s responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust’s Sub-Administrator that are material to the Trust as a whole, if any, and management’s responses to any such reports; (v) reviewing the Trust’s audited financial statements and considering any significant disputes between the Trust’s management and the independent auditor that arose in connection with the preparation of those financial statements; (vi) considering, in consultation with the independent auditors and the Trust’s senior internal accounting executive, if any, the independent auditors’ report on the adequacy of the Trust’s internal financial controls; (vii) reviewing, in consultation with the Trust’s independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust’s financial statements; and (viii) other audit related matters.  The Audit Committee meets at least once a quarter, and as otherwise necessary.  During the fiscal year ended September 30, 2010, the Audit Committee met [five] times.

•                                          Fair Value Pricing Committee.  The Board has a standing Fair Value Pricing Committee that is composed of Mr. Salvato and various representatives of the Trust’s service providers, as appointed by the Board.  Ms. Sansone and Dr. Wholihan serve as alternates in the event that the Mr. Salvato is unavailable for a Committee meeting.  The Fair Value Pricing Committee operates under procedures approved by the Board.  The principal responsibilities of the Fair Value Pricing Committee are to determine the fair value of securities for which current market quotations are not readily available or which a Fund believes are unreliable.  The Fair Value Pricing Committee’s determinations are reviewed by the full Board.  The Fair Value Pricing Committee meets periodically, as necessary, and met [three] times in the most recently completed fiscal year.

•                                          Nominating Committee.  The Board has a Nominating Committee that is composed of the independent Trustees of the Trust.  The Nominating Committee is responsible for selecting and nominating persons to serve as trustees of the Trust.  The Nominating Committee is responsible for both nominating candidates to be appointed by the Board to fill vacancies and for nominating candidates to be presented to shareholders for election.  In performing its responsibilities, the Nominating Committee will consider candidates recommended by management of the Trust and by shareholders and evaluate them both in a similar manner, as long as the recommendation submitted by a shareholder includes at a minimum: the name, address and telephone number of the recommending shareholder and information concerning the shareholder’s interests in the Trust in sufficient detail to establish that the shareholder held interests in the Trust on the relevant record date; and the name, address and telephone number of the recommended nominee and information concerning the recommended nominee’s education, professional experience, and other information that might assist the Nominating Committee in evaluating the recommended nominee’s qualifications to serve as a trustee.  The Nominating Committee may solicit candidates to serve as trustees from any source it deems appropriate.  The Nominating Committee meets periodically as necessary.  The Nominating Committee was formed after September 30, 2010.

Fund Shares Owned By Trustees.  The following table shows a dollar amount range of each Trustee’s “beneficial ownership” of shares of the Funds and the aggregate dollar range of all Turner Funds as of the end of the most recently completed calendar year.  Dollar ranges of shares disclosed are established by the SEC.  “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934 Act, as amended.

Name	Dollar Range of Fund Shares (Fund)	Aggregate Dollar Range of Shares (All Turner Funds)
Interested Trustee
Thomas R. Trala, Jr. (1)	Market Neutral Fund - $0 Medical Sciences Long/Short Fund - $0 Titan Fund - $0	[Over $100,000]

Independent Trustees
Alfred C. Salvato	Market Neutral Fund - $0 Medical Sciences Long/Short Fund - $0 Titan Fund - $0	[$1 - $10,000]
Janet F. Sansone	Market Neutral Fund - $0 Medical Sciences Long/Short Fund - $0 Titan Fund - $0	[$10,001 - $50,000]
John T. Wholihan	Market Neutral Fund - $0 Medical Sciences Long/Short Fund - $0 Titan Fund - $0	[$10,001 - $50,000]

(1)                                  Mr. Trala is an “interested person” of the Trust, as the term is defined in the 1940 Act, by virtue of his relationship with Turner.

The Funds were not in operation prior to the date of this SAI.  Consequently, the Trustees and officers do not own any securities issued by the Funds.

Ownership in Securities of Turner and Related Companies.  As reported to the Trust, the independent Trustees and their immediate family members did not own any securities issued by the Trust’s Advisers or Distributor or any persons (other than a registered investment company) directly or indirectly controlled by, or under common control with the Trust’s Advisers or Distributor.

Compensation.  The Board holds regular quarterly meetings each year, and the Trustees receive annual compensation from the Trust for serving on the Board and attending such meetings. The Trust does not compensate the Trustees who are officers or employees of the Advisers. Due to her position with the federal government, the Trust did not compensate Janet Sansone from January 1, 2008 to December 31, 2009. Effective May 20, 2010, the independent Trustees receive an annual retainer of $40,000 ($50,000 for the Board Chairman) payable quarterly. Each Audit Committee Member receives an annual retainer of $3,500 ($6,000 for the Audit Committee Chairman);  and each Valuation Committee Member and the Valuation Committee Chairman receive an annual retainer of $1,000. In addition, independent Trustees receive $5,000 ($7,000 for the Board Chairman) for each regular or special board meeting (provided, however, that in the event that a special meeting is held telephonically and no resolutions are passed, then each independent Trustee will receive $2,000 for such meeting), $4,000 ($6,000 for the Audit Committee Chairman) for each audit committee meeting, $500 per fair value telephone meeting and $2,000 for telephone meetings with counsel. Also, independent Trustees receive $5,000 for participating in a full day of Turner business outside of Board meetings and preparation for such participation and $2,500 for a half day of such participation. Trustees are reimbursed for travel and other out-of-pocket expenses in connection with the attendance of Board meetings. The

Trust does not offer any retirement benefits for Trustees. Brian F. McNally receives annual compensation from the Trust (currently $165,000) for serving as the Trust’s chief compliance officer (“CCO”). In addition, Mr. McNally is reimbursed for out-of-pocket expenses in connection with his serving as CCO. During the fiscal year ended September 30, 2010, the current Trustees received the following compensation from the Trust for serving on the Board, and Mr. McNally received the following compensation from the Trust for serving as Chief Compliance Officer:

Name of Person, Position	Aggregate Compensation From Trust for the Fiscal Year Ended September 30, 2010			Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Trust and Fund Complex Paid to Trustees for the Fiscal Year Ended September 30, 2010
Interested Trustee
Robert Turner(1)	—			—	—	—
Thomas R. Trala, Jr.(1)	—			—	—	—

Independent Trustees
Alfred C. Salvato(2)	$	[98,250	]	—	—	$	[98,250	]
Janet F. Sansone(2)	$	[0	]	—	—	$	[0	]
John T. Wholihan(2)	$	[70,000	]	—	—	$	[70,000	]
Brian F. McNally(3)	$	[165,000	]	—	—	$	[165,000	]

(1)               Robert E. Turner resigned as a Trustee effective May 20, 2010 and Mr. Trala was appointed as a Trustee by the Board to fill the vacancy created by Mr. Turner’s resignation. Mr. Turner is an “interested person” of the Trust, as the term is defined in the 1940 Act, by virtue of his controlling ownership interest in Turner.  Mr. Trala is an “interested person” of the Trust, as the term is defined in the 1940 Act by virtue of his relationship with Turner.  The Trust pays fees only to the Trustees who are not interested persons of the Trust.  Compensation of officers and interested persons of the Trust is paid by Turner.

(2)               Member of the Audit Committee and Nominating Committee.

(3)               Chief Compliance Officer.

COMPUTATION OF YIELD AND TOTAL RETURN

From time to time the Trust may advertise yield and total return of the Funds.  These figures will be based on historical earnings and are not intended to indicate future performance.  No representation can be made concerning actual future yields or returns.  The yield of a Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated in each period over one year and is shown as a percentage of the investment.  In particular, yield will be calculated according to the following formula:

Yield = 2[((a-b)/cd + 1)6 - 1] where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the current daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

The total return of a Fund, both before and after taxes, refers to the average compounded rate of return on a hypothetical investment for designated time periods (including but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period.  In particular, total return before taxes will be calculated according to the following formula:  P (1 + T)n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return (before taxes); n = number of years; and ERV = ending redeemable value as of the end of the designated time period.  Total return after taxes on distributions will be calculated according to the following formula: P (1 + T)n = ATVD, where P = a hypothetical initial payment of $1,000; T = average annual total return (after taxes on distributions); n = number of years; and ATVD = ending redeemable value as of the end of the designated time period, after taxes on fund distributions, but not after taxes on redemption.  Total return after taxes on distributions and redemption will be calculated according to the following formula: P (1 + T)n = ATVDR where P = a hypothetical initial payment of $1,000; T = average annual total return (after taxes on distributions); n = number of years; and ATVDR = ending redeemable value as of the end of the designated time period, after taxes on fund distributions and on redemption.  Each of the above formulas assumes a hypothetical $1,000 payment made at the beginning of the designated time period.

PURCHASE AND REDEMPTION OF SHARES

Investors may not purchase, sell or exchange shares directly. Shares may be purchased, exchanged or redeemed only through retirement plans, broker-dealers, bank trust departments, financial advisors, or other financial intermediaries. Shares made available through full service broker-dealers are primarily available only through wrap accounts under which such broker-dealers impose additional fees for services connected to the wrap account.  A Fund may not be available through certain of these intermediaries and not all financial intermediaries offer all classes of shares.  Because you are investing through a financial institution, you will have to follow its procedures, which may differ from the procedures for investing directly with us.  The Funds are not responsible for the failure of any financial intermediary or plan sponsor to carry out its obligations to its customers.  Your financial institution may charge a fee for its services, including a processing or service fee in connection with the redemption of shares, in addition to the fees charged by the Funds.  Contact your financial institution directly for more information about how to purchase, exchange, sell or redeem Fund shares and about any fees that your financial institution may charge.

A 1.00% contingent deferred sales charge (“CDSC”) will be deducted with respect to Class C Shares redeemed within 12 months of purchase, unless waived, as discussed in the Prospectus.  The CDSC will be based on the lesser of the original purchase price or the value of the redemption of the Class C Shares redeemed.  To keep the CDSC as low as possible, Class C Shares not subject to any CDSC will be redeemed first, followed by shares held longest.

Purchases and redemptions may be made through a designated financial intermediary on days when the New York Stock Exchange is open for business.  Currently, the days on which each

Fund is closed for business are: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  Shares of each Fund are offered on a continuous basis.

It is currently the Trust’s policy to pay all redemptions in cash.  The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by a Fund in lieu of cash.  Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions, and may have to pay taxes on capital gains from the sale.

The Funds’ net asset value per share is computed once daily, Monday through Friday, at 4:00 p.m. Eastern Time except when the Fund is not open for business, days during which the Fund receives no purchase or redemption orders, customary holidays and on days when the New York Stock Exchange is closed.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of a Fund’s securities is not reasonably practicable, or for such other periods as the SEC has by order permitted.  The Trust also reserves the right to suspend sales of shares of any Fund for any period during which the New York Stock Exchange, Turner, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

The Trust’s Funds participate in fund “supermarket” arrangements.  In such an arrangement, a program is made available by a broker or other institution (a sponsor) that allows investors to purchase and redeem shares of the Funds through the sponsor of the fund supermarket.  In connection with these supermarket arrangements, each Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders.  In turn, the brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Funds’ behalf.  As such, a Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, accepts the order.  The customer order will be priced at the Fund’s net asset value next computed after accepted by an authorized broker or the broker’s authorized designee. In addition, a broker may charge transaction fees on the purchase and/or sale of Fund shares.  Also in connection with fund supermarket arrangements, the performance of a participating Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available and compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services.  The Trust’s annual report contains additional performance information and will be made available to investors upon request and without charge.

The Funds have not entered into any arrangements with any person permitting frequent purchases and redemptions of Fund shares.

DETERMINATION OF NET ASSET VALUE

The securities of the Funds are valued under the direction of the Administrator and under the general supervision of the Trustees.  The Administrator or its delegates may use independent pricing services to obtain valuations of securities.  The pricing services rely primarily on prices of actual market transactions as well as on trade quotations obtained from third parties. Prices are generally determined using readily available market prices.  If market prices are unavailable or believed to be unreliable, the Sub-Administrator will initiate a process by which the Trust’s Fair Value Committee will make a good faith determination as to the “fair value” of the security using procedures approved by the Trustees.  The pricing services may use a matrix system to determine valuations of fixed income securities when market prices are not readily available.  This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations.  As a supplement to the monitoring for significant events by the Administrator, the Sub-Administrator also monitors price movements among certain selected indices, securities and baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Sub-Administrator (“trigger points”), the Sub-Administrator will notify the Administrator that such limits have been exceeded.

The procedures used by any such pricing service and its valuation results are reviewed by the officers of the Trust under the general supervision of the Trustees.

The Funds may hold portfolio securities that are listed on foreign exchanges.  These securities may trade on weekends or other days when the Funds do not calculate NAV.  As a result, the value of these investments may change on days when you cannot purchase or sell Fund shares.

Securities with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization of maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument.  While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument.

TAXES

The following summarizes certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus.  No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussions here and in the Prospectus are not intended as a substitute for careful tax planning.  Potential investors should consult their tax advisers with specific reference to their own tax situations.

The discussions of the federal tax consequences in the Prospectus and this SAI are based on the Code, and the regulations issued under it, and court decisions and administrative interpretations, as in effect on the date of this SAI.  Future legislative or administrative changes or court decisions may significantly alter these tax consequences, and any such changes or decisions may be retroactive.

Federal - General Information.  Each Fund qualified during its last taxable year and intends to continue to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code.  As such, each Fund generally is exempt from federal income tax on its net investment income and realized capital gains that it distributes to shareholders.  To qualify for treatment as a regulated investment company, it must meet three important tests each year.

First, each Fund must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to the Fund’s business of investing in stock, securities or currencies, or net income derived from interests in qualified publicly traded partnerships.

Second, generally, at the close of each quarter of each Fund’s taxable year, at least 50% of the value of each Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers as to which the Fund has not invested more than 5% of the value of its total assets in securities of the issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer, and no more than 25% of the value of each Fund’s total assets may be invested in the securities of (1) any one issuer (other than U.S. government securities and securities of other regulated investment companies), (2) two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses, or (3) one or more qualified publicly traded partnerships.

Third, each Fund must distribute each year an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) and 90% of its tax-exempt income, if any, for the year.

Each Fund intends to comply with these requirements.  If a Fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company.  If for any taxable year a Fund were not to qualify as a regulated investment company, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders.  In that event, taxable shareholders would recognize dividend income on distributions to the extent of the Fund’s current and accumulated earnings and profits and corporate shareholders could be eligible for the dividends-received deduction.

The Code imposes a non-deductible 4% excise tax on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses).  Each Fund intends to make sufficient distributions or deemed distributions each year to avoid liability for this excise tax.

Loss Carryforwards.  For federal income tax purposes, each Fund is permitted to carry forward a net capital loss in any year to offset its own capital gains, if any, during the eight years following the year of the loss.

Taxation of Certain Financial Instruments.  The tax principles applicable to transactions in certain financial instruments, such as futures contracts and options, that may be engaged in by a Fund, and investments in passive foreign investment companies (“PFICs”), are complex and, in some cases, uncertain.  Such transactions and investments may cause a Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.

In addition, in the case of any shares of a PFIC in which a Fund invests, the Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the Fund fails to make an election to recognize income annually during the period of its ownership of the shares.

State and Local Taxes.  Although each Fund expects to qualify as a “regulated investment company” and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Fund may be subject to the tax laws of such states or localities.

PORTFOLIO TRANSACTIONS

Turner is authorized to select brokers and dealers to effect securities transactions for the Funds.  It will seek to obtain the most favorable net results by taking into account various factors, including price, commission, size of the transactions and difficulty of executions, the firm’s general execution and operational facilities, and the firm’s risk in positioning the securities involved.  While Turner generally seek reasonably competitive spreads or commissions, a Fund will not necessarily be paying the lowest spread or commission available.  Turner seeks to select brokers or dealers that offer a Fund best price and execution or other services that benefit the Funds.

Turner may, consistent with the interests of the Funds, select brokers on the basis of the research services provided to it.  Such services may include analyses of the business or prospects of a company, industry or economic sector, or statistical and pricing services.  Information so received by Turner will be in addition to and not in lieu of the services required to be performed by Turner under the Advisory Agreement.  If, in the judgment of Turner, a Fund or other accounts managed by Turner will be benefited by supplemental research services, Turner is authorized to pay brokerage commissions to a broker furnishing such services that are in excess of commissions that another broker may have charged for effecting the same transaction.  These research services include: advice, either directly or through publications or writings, as to the value of securities; the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses.  The expenses of Turner will not necessarily be reduced as a result of the receipt of such supplemental information, such services may not be used exclusively, or at all, with respect to a Fund or account generating the brokerage, and there can be no guarantee that Turner will find all of such services of value in advising that Fund.

VOTING

Each share held entitles the shareholder of record to one vote for each dollar invested.  In other words, each shareholder of record is entitled to one vote for each dollar of net asset value of the shares held on the record date for the meeting.  Shares issued by each Fund have no preemptive, conversion, or subscription rights.  Each Fund, as a separate series of the Trust, votes separately on matters affecting only that Fund.  Voting rights are not cumulative.  Shareholders of each Class of each Fund will vote separately on matters pertaining solely to that Fund or that Class.  As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust.  In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Where the Trust’s Prospectus or SAI state that an investment limitation or a fundamental policy may not be changed without shareholder approval, such approval means the vote of (i) 67% or more of the affected Fund’s shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the affected Fund’s outstanding shares, whichever is less.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of series (i.e., portfolios) and shares of each series.  Each share of a series represents an equal proportionate interest in that series with each other share.  Upon liquidation, shares are entitled to a pro rata share in the net assets of the portfolio, after taking into account additional distribution and shareholder servicing expenses attributable to the Class C Shares.  Shareholders have no preemptive rights.  The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or separate classes.  All consideration received by the Trust for shares of any series or separate class and all assets in which such consideration is invested would belong to that portfolio or separate class and would be subject to the liabilities related thereto.  Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a Massachusetts business trust.  Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust.  Even if, however, the Trust were held to be a partnership, the possibility of the shareholders’ incurring financial loss for that reason appears remote because the Trust’s Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust, and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of Trust property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES’ LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for the Trustee’s own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person.  The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust.  However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for the Trustee’s willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

CODE OF ETHICS

The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act.  In addition, the Adviser has adopted a Code of Ethics pursuant to Rule 17j-1.  This Code of Ethics applies to the personal investing activities of Trustees, officers, and certain employees (“access persons”).  Rule 17j-1 and the Code of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons.  Under the Code of Ethics, access persons are permitted to invest in securities (including securities that may be purchased or held by a Fund), but are required to report their personal securities transactions for monitoring purposes.  In addition, under the Trust’s Code of Ethics, certain access persons are required to obtain approval before investing in initial public offerings or private placements.  Copies of the Code of Ethics are on file with the SEC, and are available to the public.

PROXY VOTING

The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to Turner.  Turner will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI.

Information regarding how the Trust voted proxies relating to portfolio securities held by the Funds during the 12-month period ended June 30, 2011, which is filed with the SEC on Form N-PX, will be available without charge, upon request, by calling 1-800-224-6312 or by writing to

Turner Funds at 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312.  The Trust’s report on Form N-PX will also be available on the SEC’s website at www.sec.gov.

Turner will generally not vote nor seek to recall for voting shares on loan in connection with the Trust’s securities lending program, unless it determined that a particular vote was especially significant. Seeking to recall securities in this limited circumstance may nevertheless be unsuccessful because of operational difficulties relating to custody of the security in question that are beyond Turner’s control.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

The Funds were not in operation prior to the date of this SAI.  Consequently, no securities have been issued by the Funds.

CUSTODIAN

Citibank, N.A., 388 Greenwich Street, New York, New York 10013, acts as the custodian (the “Custodian”) of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.  Citibank, N.A. may appoint domestic and foreign sub-custodians from time to time to hold certain securities purchased by the Trust and to hold cash for the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[                   ], whose offices are located at [                                             ], serves as the Trust’s independent registered public accounting firm.

LEGAL COUNSEL

Drinker Biddle & Reath LLP, located at One Logan Square, Suite 2000, Philadelphia, PA 19103, serves as counsel to the Trust.

APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

A Standard & Poor’s short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days.  The following summarizes the rating categories used by Standard & Poor’s for short-term issues:

“A-1” — Obligations are rated in the highest category and indicate that the obligor’s capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” — The obligor’s capacity to meet its financial commitment on the obligation is satisfactory.  Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.

“A-3” — Obligor has adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“B” — An obligation is regarded as vulnerable and has significant speculative characteristics.  The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.  Ratings of “B1”, “B-2” and “B-3” may be assigned to indicate finer distinctions within the “B” category.

“B-1” — A short-term obligation rated “B-1” is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

“B-2” — A short-term obligation rated “B-2” is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

“B-3” — A short-term obligation rated “B-3” is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

A-1

“C” — Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

“R” — An obligor rated “R” is under regulatory supervision owing to its financial condition.  During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others.

“SD” and “D” — an obligor rated “SD” (selective default) or “D” has failed to pay one or more of its financial obligations (rated or unrated) when it came due.  A “D” rating is assigned when Standard & Poor’s believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due.  An “SD” rating is assigned when Standard & Poor’s believes that the obligor has selectively defaulted on a specific issue or class of obligations, excluding those that qualify as regulatory capital but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner.

“NR” — An issuer designated “NR” is not rated.

Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue.  Currency of repayment is a key factor in this analysis.  An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt.  These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues.  Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

Moody’s Investors Service (“Moody’s”) short-term ratings are opinions of the ability of issuers to honor short-term financial obligations.  Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments.  Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” — Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

“P-2” — Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

“P-3” — Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

“NP” — Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

A-2

Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term ratings scale is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation.  Short-term ratings are assigned to obligations whose initial maturity is viewed as “short-term” based on market convention.  Typically, this means up to 13 months for corporate, sovereign and structured obligations, and up to 36 months for obligations in U.S. public finance markets.  The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” — Securities possess the highest short-term credit quality.  This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2” — Securities possess good short-term credit quality.  This designation indicates good intrinsic capacity for timely payment of financial commitments.

“F3” — Securities possess fair short-term credit quality.  This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.

“B” — Securities possess speculative short-term credit quality.  This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

“C” — Securities possess high short-term default risk.  Default is a real possibility.

“RD” — Restricted default.  Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations.  Applicable to entity ratings only.

“D” — Default.  Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

The following summarizes the ratings used by Dominion Bond Rating Service Limited (“DBRS”) for commercial paper and short-term debt:

“R-1 (high)” - Short-term debt rated “R-1 (high)” is of the highest credit quality, and indicates an entity possessing exceptionally high ability to repay current liabilities as they fall due. Entities rated in this category are unlikely to be affected by future events.

“R-1 (middle)” — Short-term debt rated “R-1 (middle)” is of superior credit quality, and indicates an entity possessing very high ability to repay current liabilities as they fall due and, in most cases, ratings in this category differ from “R-1 (high)” credits by relatively modest degree.  Entities rated in this category are unlikely to be significantly vulnerable to future events.

A-3

“R-1 (low)” — Short-term debt rated “R-1 (low)” is of good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial.  Overall strength is not as favorable as higher rating categories.  May be vulnerable to future events, but qualifying negative factors are considered manageable.

“R-2 (high)” — Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality.  The capacity for the payment of short-term financial obligations as they fall due is acceptable.  May be vulnerable to future events.

“R-2 (middle)” — Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality.  The capacity for the payment of short-term financial obligations as they fall due is acceptable.  May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.

“R-2 (low)” — Short-term debt rated “R-2 (low)” is considered to be at the lower end of adequate credit quality.  The capacity for the payment of short-term financial obligations as they fall due is acceptable.  May be vulnerable to future events.  A number of challenges are present that could affect the issuer’s ability to meet such obligations.

“R-3” — Short-term debt rated “R-3” is considered to be at the lowest end of adequate credit quality.  There is a capacity for the payment of short-term financial obligations as they fall due.  May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.

“R-4” — Short-term debt rated “R-4” is speculative credit quality.  The capacity for the payment of short-term financial obligations as they fall due is uncertain.

“R-5” — Short-term debt rated “R-5” is highly speculative credit quality.  There is a high level of uncertainty as to the capacity of the entity to meet short-term financial obligations as they fall due.

“D” — A security rated “D” implies a financial obligation has not been met or it is clear that a financial obligation will not be met in the near future, or a debt instrument has been subject to a distressed exchange.  A downgrade to “D” may not immediately follow an insolvency or restructuring filing as grace periods, other procedural considerations, or extenuating circumstance may exist.

Long-Term Credit Ratings

The following summarizes the ratings used by Standard & Poor’s for long-term issues:

“AAA” — An obligor rated “AAA” has extremely strong capacity to meet its financial commitments.  “AAA” is the highest issuer credit rating assigned by Standard & Poor’s.

“AA” — An obligor rated “AA” has very strong capacity to meet its financial commitments.  It differs from the highest-rated obligors only to a small degree.

A-4

“A” — An obligor rated “A” has strong capacity to meet its financial commitments but is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in higher-rated categories.

“BBB” — An obligor rated “BBB” has adequate capacity to meet its financial commitments.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

“BB,” “B,” “CCC” and “CC” — Obligors rated “BB,” “B,” “CCC” and “CC” are regarded as having significant speculative characteristics.  “BB” indicates the least degree of speculation and “CC” the highest.  While such obligors will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB” — An obligor rated “BB” is less vulnerable in the near term than other lower-rated obligors.  However, it faces major ongoing uncertainties and exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitments.

“B” — An obligor rated “B” is more vulnerable than the obligors rated “BB”, but the obligor currently has the capacity to meet its financial commitments.  Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments.

“CCC” — An obligor rated “CCC” is currently vulnerable, and is dependent upon favorable business, financial and economic conditions to meet its financial commitments.

“CC” — An obligor rated “CC” is currently highly vulnerable.

Plus (+) or minus (-) — The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

“R” —  An obligor rated “R” is under regulatory supervision owing to its financial condition.  During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others.

“SD” and “D” — An obligor rated “SD” (selective default) or “D” has failed to pay one or more of its financial obligations (rated or unrated) when it came due.  A “D” rating is assigned when Standard & Poor’s believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due.  An “SD” rating is assigned when Standard & Poor’s believes that the obligor has selectively defaulted on a specific issue or class of obligations, excluding those that qualify as regulatory capital, but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner.  A selective default includes the completion of a distressed exchange offer, whereby one

A-5

or more financial obligation is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

“NR” — An issuer designated “NR” is not rated.

Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue.  Currency of repayment is a key factor in this analysis.  An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt.  These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues.  Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” — Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.

“Aa” — Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” — Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.

“Baa” — Obligations rated “Baa” are subject to moderate credit risk.  They are considered medium-grade and as such may possess certain speculative characteristics.

“Ba” — Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.

“B” — Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” — Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.

“Ca” — Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” — Obligations rated “C” are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note:  Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.”  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

A-6

The following summarizes long-term ratings used by Fitch:

“AAA” — Securities considered to be of the highest credit quality.  “AAA” ratings denote the lowest expectation of default risk.  They are assigned only in cases of exceptionally strong capacity for payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” — Securities considered to be of very high credit quality.  “AA” ratings denote expectations of very low default risk.  They indicate very strong capacity for payment of financial commitments.  This capacity is not significantly vulnerable to foreseeable events.

“A” — Securities considered to be of high credit quality.  “A” ratings denote expectations of low default risk.  The capacity for payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

“BBB” — Securities considered to be of good credit quality.  “BBB” ratings indicate that expectations of default risk are currently low.  The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

“BB” — Securities considered to be speculative.  “BB” ratings indicate that there is an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

“B” — Securities considered to be highly speculative.  “B” ratings indicate that material default risk is present, but a limited margin of safety remains.  Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

“CCC,” “CC” and “C” — A “CCC” rating indicates substantial credit risk, with default a real possibility.  A “CC” rating indicates very high levels of credit risk.  Default of some kind appears probable.  “C” ratings signal exceptionally high levels of credit risk.  Default is imminent or inevitable, or the issuer is in standstill.

“RD” — indicates an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased business.

“D” — indicates an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.

A-7

Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a coercive debt exchange.

“Imminent” default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable.  This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default.  Another alternative would be where an issuer has formally announced a coercive debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to the “AAA” long-term rating category or to categories below “B”.

The following summarizes the ratings used by DBRS for long-term debt:

“AAA” -  Long-term debt rated “AAA” is of the highest credit quality.  The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

“AA” — Long-term debt rated “AA” is of superior credit quality.  The capacity for the payment of financial obligations is considered high.  Credit quality differs from “AAA” only to a small degree.  Unlikely to be significantly vulnerable to future events.

“A” — Long-term debt rated “A” is of good credit quality.  The capacity for the payment of financial obligations is substantial, but of lesser credit quality than “AA.”  May be vulnerable to future events, but qualifying negative factors are considered manageable.

“BBB” — Long-term debt rated “BBB” is of adequate credit quality.  The capacity for the payment of financial obligations is considered acceptable.  May be vulnerable to future events.

“BB” — Long-term debt rated “BB” is defined to be speculative, non-investment grade credit quality.  The capacity for the payment of financial obligations is uncertain.  Vulnerable to future events.

“B” — Long-term debt rated “B” is highly speculative credit quality.  There is a high level of uncertainty as to the capacity to meet financial obligations.

A-8

“CCC”, “CC” and “C” —Long-term debt rated in any of these categories is very highly speculative credit quality and is in danger of defaulting on financial obligations.  There is little difference between these three categories, although “CC” and “C” ratings are normally applied to obligations that are seen as highly likely to default, or subordinated to obligations rated in the “CCC” to “B” range.  Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the “C” category.

“D” — A security rated “D” implies a financial obligation has not been met or its is clear that a financial obligation will not be met in the near future or a debt instrument has been subject to a distressed exchange.  A downgrade to “D” may not immediately follow an insolvency or restructuring filing as grace periods or extenuating circumstances may exist.

(“high”, “low”) — Each rating category is denoted by the subcategories “high” and “low”.  The absence of either a “high” or “low” designation indicates the rating is in the “middle” of the category.  The “AAA” and “D” categories do not utilize “high”, “middle”, and “low” as differential grades.

Municipal Note Ratings

A Standard & Poor’s U.S. municipal note rating reflects Standard & Poor’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating.  Notes with an original maturity of more than three years will most likely receive a long-term debt rating.  In determining which type of rating, if any, to assign, Standard & Poor’s analysis will review the following considerations:

•             Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•             Source of payment-the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

“SP-1” — The issuers of these municipal notes exhibit a strong capacity to pay principal and interest.  An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

“SP-2” — The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” — The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

Moody’s uses three rating categories for short-term municipal obligations that are considered investment grade.  These ratings are designated as Municipal Investment Grade

A-9

(“MIG”) and are divided into three levels — “MIG-1” through “MIG-3”.  In addition, those short-term obligations that are of speculative quality are designated “SG”, or speculative grade.  MIG ratings expire at the maturity of the obligation.  The following summarizes the ratings used by Moody’s for these short-term obligations:

“MIG-1” — This designation denotes superior credit quality.  Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

“MIG-2” — This designation denotes strong credit quality.  Margins of protection are ample, although not as large as in the preceding group.

“MIG-3” — This designation denotes acceptable credit quality.  Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” — This designation denotes speculative-grade credit quality.  Debt instruments in this category may lack sufficient margins of protection.

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating.  The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments.  The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or “VMIG” rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated “NR”, e.g., “Aaa/NR” or “NR/VMIG-1”.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

“VMIG-1” — This designation denotes superior credit quality.  Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-2” — This designation denotes strong credit quality.  Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-3” — This designation denotes acceptable credit quality.  Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“SG” — This designation denotes speculative-grade credit quality.  Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade

A-10

short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

About Credit Ratings

A Standard & Poor’s issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs).  It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated.  The opinion reflects Standard & Poor’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Moody’s credit ratings must be construed solely as statements of opinion and not statements of fact or recommendations to purchase, sell or hold any securities.

Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations.  Fitch credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested.  Fitch’s credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

DBRS credit ratings are opinions based on the quantitative and qualitative analysis of information sourced and received by DBRS, which information is not audited or verified by DBRS.  Ratings are not buy, hold or sell recommendations and they do not address the market price of a security.  Ratings may be upgraded, downgraded, placed under review, confirmed and discontinued.

A-11

APPENDIX B

PROXY VOTING POLICIES AND PROCEDURES

Turner Investment Partners, Inc., as well as its investment advisory affiliate, Turner Investment Management LLC (collectively, “Turner”), act as fiduciaries in relation to their clients and the assets entrusted by them to their management.  Where the assets placed in Turner’s care include shares of corporate stock, and except where the client has expressly reserved to itself or another party the duty to vote proxies, it is Turner’s duty as a fiduciary to vote all proxies relating to such shares.

Duties with Respect to Proxies:

Turner has an obligation to vote all proxies appurtenant to shares of corporate stock owned by its client accounts in the best interests of those clients.  In voting these proxies, Turner may not be motivated by, or subordinate the client’s interests to, its own objectives or those of persons or parties unrelated to the client.  Turner will exercise all appropriate and lawful care, skill, prudence and diligence in voting proxies, and shall vote all proxies relating to shares owned by its client accounts and received by Turner.  Turner shall not be responsible, however, for voting proxies that it does not receive in sufficient time to respond.

Delegation to Proxy Voter Services:

In order to carry out its responsibilities in regard to voting proxies, Turner must track all shareholder meetings convened by companies whose shares are held in Turner client accounts, identify all issues presented to shareholders at such meetings, formulate a principled position on each such issue and ensure that proxies pertaining to all shares owned in client accounts are voted in accordance with such determinations.

Consistent with these duties, Turner has delegated certain aspects of the proxy voting process to Institutional Shareholder Services, and its Proxy Voter Services (PVS) subsidiary.  PVS is a separate investment adviser registered under the Investment Advisers Act of 1940, as amended.  Under an agreement entered into with Turner, PVS has agreed to vote proxies in accordance with recommendations developed by PVS and overseen by Turner, except in those instances where Turner has provided it with different direction.

PVS’s voting recommendations typically favor the interests of the shareholder/owner rather than a company’s management. Turner’s long-standing practice has been to follow voting guidelines of this type.  Although Turner has not chosen PVS or its services for this reason, its engagement of PVS could be interpreted as helpful to maintaining or attracting clients or potential clients supportive of shareholder/owner rights. In this respect its engagement of PVS potentially presents a conflict of interest for Turner, which has a number of clients concerned with shareholder/owner rights.

B-1

It should be emphasized that any client or potential client of Turner need not delegate the voting of proxies to Turner (and thus indirectly to PVS as overseen by Turner), and may instead direct its custodian or another party to undertake this responsibility.  Alternatively, a client or potential client may direct Turner to vote following guidelines it selects rather than following the Turner selected PVS guidelines if its preference is to follow voting guidelines that typically favor the interests of company management.  Turner will provide upon request a copy of the current proxy voting guidelines followed by PVS to assist you in this evaluation.

Review and Oversight:

Turner has reviewed the methods used by PVS to identify and track shareholder meetings called by publicly traded issuers throughout the United States and around the globe.  Turner has satisfied itself that PVS operates a system reasonably designed to identify all such meetings and to provide Turner with timely notice of the date, time and place of such meetings.  Turner has further reviewed the principles and procedures employed by PVS in making recommendations on voting proxies on each issue presented, and has satisfied itself that PVS’s recommendations are: (i) based upon an appropriate level of diligence and research, and (ii) designed to further the interests of shareholders and not serve other unrelated or improper interests.  Turner, either directly or through its duly-constituted Proxy Committee, shall review its determinations as to PVS at least annually.

Notwithstanding its belief that PVS’s recommendations are consistent with the best interests of shareholders and appropriate to be implemented for Turner’s client accounts, Turner has the right and the ability to depart from a recommendation made by PVS as to a particular vote, slate of candidates or otherwise, and can direct PVS to vote all or a portion of the shares owned for client accounts in accordance with Turner’s preferences.  PVS is bound to vote any such shares subject to that direction in strict accordance with all such instructions.  Turner, through its Proxy Committee, reviews on a regular basis the overall shareholder meeting agenda, and seeks to identify shareholder votes that warrant further review based upon either (i) the total number of shares of a particular company stock that Turner holds for its clients accounts, or (ii) the particular subject matter of a shareholder vote, such as board independence or shareholders’ rights issues.  In determining whether to depart from a PVS recommendation, the Turner Proxy Committee looks to its view of the best interests of shareholders, and provides direction to PVS only where in Turner’s view departing from the PVS recommendation appears to be in the best interests of Turner’s clients as shareholders.  The Proxy Committee keeps minutes of its determinations in this regard.

The Turner Proxy Committee has only very infrequently departed from the PVS recommendation, and clients should expect that the PVS recommendation will be followed for the vast majority of votes.

Conflicts of Interest:

Turner stock is not publicly traded, and Turner is not otherwise affiliated with any issuer whose shares are available for purchase by client accounts.  Further, no Turner affiliate currently

B-2

provides brokerage, underwriting, insurance, banking or other financial services to issuers whose shares are available for purchase by client accounts.

Where a client of Turner is a publicly traded company in its own right, Turner may be restricted from acquiring that company’s securities for the client’s benefit.  Further, while Turner believes that any particular proxy issues involving companies that engage Turner, either directly or through their pension committee or otherwise, to manage assets on their behalf, generally will not present conflict of interest dangers for the firm or its clients, in order to avoid even the appearance of a conflict of interest, the Proxy Committee will determine, by surveying the Firm’s employees or otherwise, whether Turner, an affiliate or any of their officers has a business, familial or personal relationship with a participant in a proxy contest, the issuer itself or the issuer’s pension plan, corporate directors or candidates for directorships.  In the event that any such relationship is found to exist, the Proxy Committee will take appropriate steps to ensure that any such relationship (or other potential conflict of interest), does not influence Turner’s or the Committee’s decision to provide direction to PVS on a given vote or issue.  Further to that end, Turner will adhere to all recommendations made by PVS in connection with all shares issued by such companies and held in Turner client accounts, and, absent extraordinary circumstances that will be documented in writing, will not subject any such proxy to special review by the Proxy Committee.

As discussed above, Turner’s selection of PVS may be considered a potential conflict of interest. Turner will in all instances seek to resolve any conflicts of interests that may arise prior to voting proxies or selecting a proxy voting agent/research provider in a manner that reflects the best interests of its clients.

Securities Lending:

Turner will generally not vote nor seek to recall in order to vote shares on loan in connection with client administered securities lending programs, unless it determines that a vote is particularly significant.  Seeking to recall securities in order to vote them even in these limited circumstances may nevertheless not result in Turner voting the shares because the securities are unable to be recalled in time from the party with custody of the securities, or for other reasons beyond Turner’s control. Clients that participate in securities lending programs should expect that Turner will not frequently vote or seek to recall in order to vote shares that are on loan.

Obtaining Proxy Voting Information:

To obtain information on how Turner voted proxies or for a copy of current PVS guidelines, please contact:

Andrew Mark, Director of Operations

and Technology Administration

c/o Turner Investment Partners, Inc.

1205 Westlakes Drive, Suite 100

B-3

Berwyn, PA 19312

Recordkeeping:

Turner shall retain its (i) proxy voting policies and procedures; (ii) proxy statements received regarding client statements; (iii) records or votes it casts on behalf of clients; (iv) records of client requests for proxy voting information, and (v) any documents prepared by Turner that are material in making a proxy voting decision.  Such records may be maintained with a third party, such as PVS, that will provide a copy of the documents promptly upon request.

Adopted: July 1, 2003

Last revised: June 15, 2009

B-4

SUBJECT TO COMPLETION

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THE STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

TURNER FUNDS

Turner Market Neutral Fund

•                  Institutional Class ([             ])

•                  Investor Class ([           ])

Turner Medical Sciences Long/Short Fund

•                  Institutional Class ([             ])

•                  Investor Class ([           ])

Turner Titan Fund

•                  Institutional Class ([             ])

•                  Investor Class ([           ])

[             ], 2011

Investment Adviser:

TURNER INVESTMENT PARTNERS, INC.

This Statement of Additional Information is not a prospectus and relates only to the Institutional and Investor Shares of the Turner Market Neutral Fund, Turner Medical Sciences Long/Short Fund and Turner Titan Fund.  It is intended to provide additional information regarding the activities and operations of the Turner Funds and should be read in conjunction with the Turner Funds’ Prospectus dated [             ], 2011.  The Prospectus may be obtained without charge by calling 1-800-224-6312.  The Funds’ Annual and Semi-Annual Reports (when available) may be obtained by calling the toll-free number above.

THE TRUST		1
INVESTMENT OBJECTIVES		1
INVESTMENT POLICIES		1
GENERAL INVESTMENT POLICIES		2
DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS		3
DISCLOSURE OF PORTFOLIO HOLDINGS		25
INVESTMENT LIMITATIONS		26
THE ADVISER		28
THE ADMINISTRATOR		32
SHAREHOLDER SERVICES		33
DISTRIBUTION		33
TRUSTEES AND OFFICERS OF THE TRUST		34
COMPUTATION OF YIELD AND TOTAL RETURN		41
PURCHASE AND REDEMPTION OF SHARES		42
DETERMINATION OF NET ASSET VALUE		43
TAXES		44
PORTFOLIO TRANSACTIONS		46
VOTING		46
DESCRIPTION OF SHARES		47
SHAREHOLDER LIABILITY		47
LIMITATION OF TRUSTEES’ LIABILITY		47
CODE OF ETHICS		48
PROXY VOTING		48
CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS		48
CUSTODIAN		48
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM		49
LEGAL COUNSEL		49
APPENDIX A	DESCRIPTION OF SECURITIES RATINGS	A - 1
APPENDIX B	PROXY VOTING POLICIES AND PROCEDURES	B - 1

THE TRUST

This Statement of Additional Information (“SAI”) relates to the Institutional Class and Investor Class Shares of the Turner Market Neutral Fund, Turner Medical Sciences Long/Short Fund and Turner Titan Fund (each a “Fund” and, together the “Funds”).

Each Fund is a separate series of Turner Funds (the “Trust” or the “Funds”), an open-end management investment company established as a Massachusetts business trust under an Agreement and Declaration of Trust dated January 26, 1996, as amended on February 21, 1997 and August 17, 2001 (the “Declaration of Trust”), which consists of both diversified and non-diversified funds.  The Declaration of Trust permits the Trust to offer separate series of units of beneficial interest (the “shares”) and separate classes of shares within each such separate series.  Each series is a separate mutual fund and each share of each series represents an equal proportionate interest in that series.  Shareholders may purchase shares in each Fund through three separate classes, Institutional Class, Investor Class and Class C.  Class C Shares are described in a separate prospectus and statement of additional information.  Except for differences among the share classes pertaining to certain expenses, each share of each series represents an equal proportionate interest in that series.  Please see “Description of Shares” for more information.  The Trust also offers 13 other mutual funds, which are described in separate prospectuses and statements of additional information.

Turner Investment Partners, Inc. (“Turner” or the “Adviser”) serves as the investment adviser for each Fund.

Capitalized terms not defined herein are defined in the Prospectus.

INVESTMENT OBJECTIVES

Turner Market Neutral Fund:  The Turner Market Neutral Fund seeks capital appreciation.

Turner Medical Sciences Long/Short Fund:  The Turner Medical Sciences Long/Short Fund seeks capital appreciation.

Turner Titan Fund:  The Turner Titan Fund seeks long-term capital appreciation.

There can be no assurance that any Fund will achieve its investment objective.

INVESTMENT POLICIES

Turner Market Neutral Fund: The Turner Market Neutral Fund invests in stocks of companies with any capitalization range using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets.  Primarily, the Fund takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the

1

Adviser as overvalued and likely to decrease in price.  The Fund’s holdings may range from small companies with over $100 million in market capitalization at the time of purchase to larger, established firms in a variety of industries and sectors.

Turner Medical Sciences Long/Short Fund: The Turner Medical Sciences Long/Short Fund invests primarily (at least 80% of its assets) in stocks of companies engaged in the health care sector using a long/short growth strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets.  This is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders.  Primarily, the Fund takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price.  The Fund’s holdings may generally range from small companies with over $250 million in market capitalization at the time of purchase to larger, established firms in the health care industry. Investments may also be made in other sectors of the equity markets.

Turner Titan Fund: The Turner Titan Fund invests in stocks of companies with primarily large capitalization ranges across all major industry sectors using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets.  Primarily, the Fund takes long positions in those equity securities that have been identified by the Adviser as undervalued and likely to increase in price, and short positions in those equity securities that have been identified by the Adviser as overvalued and likely to decrease in price. For long positions, the Adviser uses a fundamental, bottom-up equity investment style focused on intensive, first-hand research and company evaluation.  For short positions, the Adviser focuses on companies that it believes have deteriorating fundamentals and quality characteristics such as: 1) stock prices that appear to already reflect earnings; 2) expectations of adverse events that would affect long-term earnings; 3) poorly performing management; 4) indicators that the company is likely to fail to meet expected performance; or 5) companies that exist in industries with structural weaknesses. The Fund’s holdings will be global and diversified.

GENERAL INVESTMENT POLICIES

Each Fund may purchase securities on a when-issued basis and borrow money.

Each Fund may enter into futures and options transactions.

Each Fund may hold and invest up to 15% of its net assets in illiquid securities.

Each Fund may purchase convertible securities.

Each Fund may enter into repurchase agreements.

Each Fund may purchase fixed income securities, including variable and floating rate instruments and zero coupon securities.

Each Fund may purchase Rule 144A securities and other restricted securities.

2

Each Fund may purchase obligations of supranational entities.

Each Fund may, for temporary defensive purposes, invest up to 100% of its total assets in money market instruments (including U.S. government securities, bank obligations, commercial paper rated in the highest rating category by a nationally recognized statistical rating organization (a “NRSRO”) and repurchase agreements involving the foregoing securities), shares of money market investment companies (to the extent permitted by applicable law and subject to certain restrictions) and cash.

During normal market conditions, in order to meet applicable margin requirements or otherwise, each Fund may maintain a significant portion of its assets in cash or cash equivalents.

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

Each Fund may invest in each of the investments listed below, or engage in each of the investment techniques listed below unless otherwise indicated.

American Depositary Receipts (“ADRs”)

ADRs are securities, typically issued by a U.S. financial institution (a “depositary”), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary.  ADRs may be available through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security.  Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility.  The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

The Funds may also invest in sponsored or unsponsored, European Depositary Receipts (“EDRs”) or Global Depositary Receipts (“GDRs”).  EDRs also represent securities of foreign issuers and are designed for use in European markets.  A GDR represents ownership in a non-U.S. company’s publicly traded securities that are traded on foreign stock exchanges or foreign over-the-counter markets.  Holders of unsponsored ADRs, EDRs or GDRs generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute investor communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

Asset-Backed Securities

Asset-backed securities are secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables.  Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets.  Such securities also may be debt instruments, which are also known as

3

collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.

Borrowing

The Funds may borrow money equal to 5% of their total assets for temporary purposes to meet redemptions or to pay dividends.  Borrowing may exaggerate changes in the net asset value of a Fund’s shares and in the return on the Fund’s portfolio.  Although the principal of any borrowing will be fixed, a Fund’s assets may change in value during the time the borrowing is outstanding.  The Funds may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to any borrowing.  The Funds may be required to earmark or segregate liquid assets in an amount sufficient to meet their obligations in connection with such borrowings.  In an interest rate arbitrage transaction, a Fund borrows money at one interest rate and lends the proceeds at another, higher interest rate.  These transactions involve a number of risks, including the risk that the borrower will fail or otherwise become insolvent or that there will be a significant change in prevailing interest rates.

Convertible Securities

Convertible securities are corporate securities that are exchangeable for a set number of another security at a prestated price. Convertible securities typically have characteristics of both fixed income and equity securities.  Because of the conversion feature, the market value of a convertible security tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions.

Corporate Events

The Funds may invest in companies that experience certain events, such as a restructuring, merger, leveraged buyout, takeover or similar action that causes a decline in market value or credit quality of the corporation’s stocks or bonds due to factors including unfavorable market response or a resulting increase in the company’s debt.  Added debt may significantly reduce the credit quality and market value of a company’s bonds.

Derivatives

Derivatives are securities that derive their value from other securities, financial instruments or indices.  The following are considered derivative securities: options on futures, futures, options (e.g., puts and calls), swap agreements, mortgage-backed securities (e.g., collateralized mortgage obligations (“CMOs”)), real estate mortgage investment conduits (“REMICs”), interest-only (“IOs”) and principal-only (“POs”), when issued securities and forward commitments, floating and variable rate securities, convertible securities, “stripped” U.S. Treasury securities (e.g., receipts and separately traded registered interest and principal securities (“STRIPS”)), privately issued stripped securities (e.g., TGRs, TRs, and CATS).

4

Equity Securities

Equity securities include common stocks, preferred stocks, warrants, rights to acquire common or preferred stocks, and securities convertible into or exchangeable for common stocks.  Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time.  The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision.  Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of the Fund to fluctuate.  An investment in a Fund may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations.

Fixed Income Securities

The market value of fixed income investments will change in response to interest rate changes and other factors.  During periods of falling interest rates, the values of outstanding fixed income securities generally rise.  Conversely, during periods of rising interest rates, the values of such securities generally decline.  Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.  Changes by an NRSRO in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments.  Changes in the value of these securities will not necessarily affect cash income derived from these securities, but will affect the investing Fund’s net asset value.

Investment grade bonds include securities rated BBB by S&P or Baa by Moody’s, which may be regarded as having speculative characteristics as to repayment of principal. If a security is downgraded, Turner will review the situation and take appropriate action.

Foreign Investments

Investments in foreign securities require consideration of certain risks typically not associated with investing in U.S. securities or property.  Such risks include, among other things, trade balances and imbalances and related economic policies, unfavorable currency exchange rate fluctuations, imposition of exchange control regulation by the United States or foreign governments, United States and foreign withholding taxes, limitations on the removal of funds or other assets, policies of governments with respect to possible nationalization of their industries, political difficulties, including expropriation of assets, confiscatory taxation and economic or political instability in foreign nations.  There may be less publicly available information about certain foreign companies than would be the case for comparable companies in the United States and certain foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to or as uniform as those of United States’ companies.  Securities markets outside the United States, while growing in volume, have for the most part substantially less volume than U.S. markets, and many securities traded on these foreign markets are less liquid and their prices more volatile than securities of comparable United States’ companies.  In addition, settlement of trades in some non-U.S. markets is much slower and more subject to failure than in U.S. markets.  There also may be less extensive regulation of the securities markets in particular countries than in the United States.

5

The Funds may invest in emerging market countries. Developing countries may impose restrictions on a Fund’s ability to repatriate investment income or capital. Even if there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of the Funds. For example, funds may be withdrawn from the People’s Republic of China only in U.S. or Hong Kong dollars and only at an exchange rate established by the government once each week.

Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain developing countries face serious exchange constraints.

Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest in the country. As such, government actions in the future could have a significant effect on economic conditions in developing countries in these regions, which could affect private sector companies, the Funds and the value of their securities.  Furthermore, certain developing countries are among the largest debtors to commercial banks and foreign governments. Trading in debt obligations issued or guaranteed by such governments or their agencies and instrumentalities involves a high degree of risk.

Forward Foreign Currency Contracts

The Funds may enter into forward foreign currency contracts to manage foreign currency exposure and as a hedge against possible variations in foreign exchange rates. The Funds may enter into forward foreign currency contracts to hedge a specific security transaction or to hedge a portfolio position. These contracts may be bought or sold to protect the Funds, to some degree, against possible losses resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar. The Funds also may invest in foreign currency futures and in options on currencies. Forward foreign currency contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. A Fund may enter into a contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund’s securities denominated in such foreign currency.  Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Fund to establish a rate of exchange for a future point in time. At the maturity of a forward contract, the Fund may either sell a Fund security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an ‘‘offsetting’’ contract with the same currency trader, obligating the Fund to purchase, on the same maturity date, the same amount of the foreign currency.  The Fund may realize a gain or loss from currency transactions.

When entering into a contract for the purchase or sale of a security in a foreign currency, a Fund may enter into a forward foreign currency contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on

6

which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

Also, when Turner anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, a Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of its securities denominated in such foreign currency.  With respect to any such forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures.  In addition, while forward currency contracts may offer protection from losses resulting from declines in value of a particular foreign currency, they also limit potential gains which might result from increases in the value of such currency.  A Fund will also incur costs in connection with forward foreign currency contracts and conversions of foreign currencies into U.S. dollars. A Fund will place assets in a segregated account to assure that its obligations under forward foreign currency contracts are covered.

Forward Trading

The Funds may trade forward contracts.  Forward contracts and options thereon, unlike futures contracts, are not traded on exchanges and are not standardized; rather banks and dealers act as principals in these markets, negotiating each transaction on an individual basis. Forward and “cash” trading is substantially unregulated; there is no limitation on daily price movements and speculative position limits are not applicable. The principals who deal in the forward markets are not required to continue to make markets in the currencies or commodities they trade and these markets can experience periods of illiquidity, sometimes of significant duration. There have been periods during which certain participants in these markets have refused to quote prices for certain currencies or commodities or have quoted prices with an unusually wide spread between the price at which they were prepared to buy and that at which they were prepared to sell. Disruptions can occur in any market traded by the Funds due to unusually high trading volume, political intervention or other factors. The imposition of controls by governmental authorities might also limit such forward (and futures) trading to less than that which the Adviser would otherwise recommend, to the possible detriment of the Funds. Neither the Commodities Futures Trading Commission (“CFTC”) nor banking authorities regulate forward currency trading through banks. In respect of such trading, the Funds are subject to the risk of bank failure or the inability or refusal by a bank to perform with respect to such contracts. Market illiquidity or disruption could result in major losses to the Funds.

Futures Contracts and Options on Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund may use futures contracts and related options for bona fide hedging purposes, to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize

7

fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. A Fund will minimize the risk that it will be unable to close out a futures contract by entering only into futures contracts which are traded on national futures exchanges.  In addition, a Fund will sell only covered futures contracts and options on futures contracts.

Stock and bond index futures are futures contracts for various stock and bond indices that are traded on registered securities exchanges.  Stock and bond index futures contracts obligate the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock or bond index at the close of the last trading day of the contract and the price at which the agreement is made.

Stock and bond index futures contracts are bilateral agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock or bond index value at the close of trading of the contract and the price at which the futures contract is originally struck.  No physical delivery of the stocks or bonds comprising the index is made; generally contracts are closed out prior to the expiration date of the contracts.

No price is paid upon entering into futures contracts. Instead, a Fund would be required to deposit an amount of cash or U.S. Treasury securities known as “initial margin.” Subsequent payments, called “variation margin,” to and from the broker, would be made on a daily basis as the value of the futures position varies (a process known as “marking to market”). The margin is in the nature of a performance bond or good-faith deposit on a futures contract.

There are risks associated with these activities, including the following: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and futures options.

A Fund may enter into futures contracts and options on futures contracts traded on an exchange regulated by the CFTC.  Before a Fund trades futures contracts or options on futures contracts, it will file a notice of eligibility for exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act with the CFTC and the National Futures Association, which regulate trading in the futures markets and, therefore, will not be subject to registration or regulation as a pool operator under that Act with respect to the Fund.

A Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices.  Some strategies reduce a Fund’s exposure to price fluctuations, while others tend to increase its market exposure.  Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact a Fund’s return.  In order to avoid leveraging and related risks, when a Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities, equal to the market value of the futures positions held, less margin deposits, in a segregated account with its

8

custodian, Citibank, N.A. (the “Custodian”).  Collateral equal to the current market value of the futures position will be marked to market on a daily basis.

Health Care-related Securities

The Medical Sciences Long/Short Fund may invest in a variety of industries within the general health care sector.  Many health care-related companies share common risks. Many health care-related companies are smaller and less seasoned than companies in other sectors. Health care-related companies may also be strongly affected by scientific or technological developments and their products may quickly become obsolete. Finally, many health care-related companies offer products and services that are subject to governmental regulation and may be adversely affected by changes in governmental policies or laws. A number of legislative proposals concerning health care have been introduced or considered by the U.S. Congress in recent years. These span a wide range of topics, including cost control, national health insurance, incentives for compensation in the provision of health care services, tax incentives and penalties related to health care insurance premiums, and promotion of prepaid health care plans. The Medical Sciences Long/Short Fund cannot predict what proposals will be enacted or what effect they may have on health care-related companies.

Hedging Transactions

Subject to applicable law, the Funds may utilize financial instruments such as forward contracts, currency options and interest rate swaps, caps and floors both for investment purposes and to seek to hedge against fluctuations in the relative values of each Fund’s portfolio positions as a result of changes in currency exchange rates and market interest rates. Hedging against a decline in the value of a portfolio position does not eliminate fluctuations in the values of portfolio positions or prevent losses if the values of such positions decline, but establishes other positions taken to seek to gain from those same developments, thus seeking to moderate the decline in the portfolio positions’ value. Such hedging transactions also limit the opportunity for gain if the value of the portfolio position should increase. Moreover, it may not be possible for a Fund to hedge against an exchange rate or interest rate fluctuation that is so generally anticipated because the Fund is not able to enter into a hedging transaction at a price sufficient to protect the Fund from the decline in value of the portfolio position anticipated as a result of such a fluctuation.

The success of a Fund’s hedging transactions will be subject to the Adviser’s ability to correctly predict movements in the direction of currency and interest rates. Therefore, while a Fund may enter into such transactions to seek to reduce currency exchange rate and interest rate risks, unanticipated changes in currency or interest rates may result in a poorer overall performance for the Fund than if it had not engaged in any such hedging transaction. In addition, the degree of correlation between price movements of the instruments used in a hedging strategy and price movements in the portfolio position being hedged may vary. Moreover, for a variety of reasons, the Adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent a Fund from achieving the intended hedge and expose the Fund to risk of loss.

9

Illiquid Securities

Illiquid securities are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on a Fund’s books. Illiquid securities include demand instruments with demand notice periods exceeding seven days, securities for which there is no active secondary market, and repurchase agreements with maturities of over seven days in length. The Funds may invest in securities that are neither listed on a stock exchange nor traded over the counter, including privately placed securities.  Investing in such unlisted emerging country equity securities, including investments in new and early stage companies, may involve a high degree of business and financial risk that can result in substantial losses.  As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities.  Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund, or less than what may be considered the fair value of such securities.  Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration.

In addition, the Funds believe that carefully selected investments in joint ventures, cooperatives, partnerships, private placements, unlisted securities and other similar situations (collectively, ‘‘special situations’’) could enhance the Funds’ capital appreciation potential.  To the extent these investments are deemed illiquid, the Funds’ investment in them will be consistent with their 15% restriction on investment in illiquid securities.  Investments in special situations and certain other instruments may be liquid, as determined by the Adviser based on criteria approved by the Board of Trustees.

Initial Public Offerings (“IPOs”)

Due to the typically small size of the IPO allocation available to the Funds and the nature and market capitalization of the companies involved in IPOs, Turner will often purchase IPO shares that would qualify as a permissible investment for a Fund but will, instead, decide to allocate those IPO purchases to other funds advised by it.  Because IPO shares frequently are volatile in price, the Funds may hold IPO shares for a very short period of time.  This may increase the turnover of a Fund’s portfolio and may lead to increased expenses to a Fund, such as commissions and transaction costs.  By selling shares, a Fund may realize taxable capital gains that it will subsequently distribute to shareholders.

Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned companies.  Companies involved in IPOs generally have limited operating histories, and their prospects for future profitability are uncertain.  These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets and economic conditions.  They may be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital.  They may also be dependent on limited product lines and uncertain property rights and need regulatory approvals.  Investors in IPOs can be affected by substantial dilution in

10

the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.  Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information.

Investment Company Shares

Each Fund may invest in shares of other investment companies, including exchange-traded funds (“ETFs”), to the extent permitted by applicable law and subject to certain restrictions.  These investment companies typically incur fees that are separate from those fees incurred directly by the Fund.  A Fund’s purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying Fund expenses.  Under applicable regulations, unless an exception is available, a Fund generally is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Fund owns more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Fund’s total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund.  See also “Investment Limitations.”

ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market.  In general, ETFs seek to track a specified securities index or a basket of securities that an “index provider” selects as representative of a market, market segment or industry sector.  An ETF portfolio generally holds the same stocks or bonds as the index it tracks or it may hold a representative sample of such securities.  Thus, an ETF is designed so that its performance will correspond closely with that of the index it tracks.  As a shareholder in an ETF, a Fund will bear its pro rata portion of an ETF’s expenses, including advisory fees, in addition to its own expenses.

The Funds are subject to risks associated with investments in ETFs.  An investment in an ETF generally presents the same primary risks as an investment in a conventional open-end fund that has the same investment objectives, strategies, and policies. Additionally, the risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity of an ETF could result in it being more volatile.

Leveraging

Within the limitations, including those related to borrowing, noted in this SAI and subject to applicable law, the Funds may engage in leveraging.  Leveraging a Fund creates an opportunity for increased net income, but, at the same time, creates special risk considerations.  For example, leveraging may exaggerate changes in the net asset value of a Fund’s shares and in the yield on the Fund’s portfolio.  Although the principal of such borrowings will be fixed, a Fund’s assets may change in value during the time the borrowing is outstanding.  Leveraging creates interest expenses for a Fund which could exceed the income from the assets retained.  To the extent the income derived from securities purchased with borrowed funds exceeds the interest that a Fund will have to pay, the Fund’s net income will be greater than if leveraging were not used.

11

Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Fund will be less than if leveraging were not used, and therefore the amount available for distribution to stockholders as dividends will be reduced.  Because the Securities and Exchange Commission (the “SEC”) staff believes both reverse repurchase agreements and dollar roll transactions are collateralized borrowings, the SEC staff believes that they create leverage, which is a speculative factor.  The requirement that such transactions be fully collateralized by assets segregated by the Funds’ Custodian imposes a practical limit on the leverage these transactions create.

Lower Rated Securities

The Funds may invest in lower rated bonds commonly referred to as “junk bonds” or high yield/high risk securities. Lower-rated securities are defined as securities rated below the fourth highest rating category by a NRSRO. Such obligations are speculative and may be in default.  There may be no bottom limit on the ratings of high yield securities that may be purchased or held by a Fund. Lower-rated or unrated (i.e., high-yield) securities are more likely to react to developments affecting issuers than are more highly rated securities, which primarily react to movements in the general level of interest rates.  The market values of fixed income securities tend to vary inversely with the level of interest rates.  Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but the market’s perception of credit quality and the outlook for economic growth.  When economic conditions appear to be deteriorating, medium to lower-rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates.

Adverse economic developments can disrupt the market for high-yield securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity which may lead to a higher incidence of default on such securities.  In addition, the secondary market for high-yield securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities.  As a result, the Adviser could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded.  Furthermore the Trust may experience difficulty in valuing certain securities at certain times.  Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating each Fund’s net asset value.

Lower-rated or unrated debt obligations also present risks based on payment expectations.  If an issuer calls the obligations for redemption, the Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors.  If the Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Fund’s investment portfolio and increasing the exposure of the Fund to the risks of high-yield securities.

Growth of High Yield, High Risk Bond Market:  The widespread expansion of government, consumer and corporate debt within the U.S. economy has made the corporate sector more vulnerable to economic downturns or increased interest rates.  Further, an economic downturn could severely disrupt the market for lower rated bonds and adversely affect the value of

12

outstanding bonds and the ability of the issuers to repay principal and interest.  The market for lower rated securities may be less active, causing market price volatility and limited liquidity in the secondary market.  This may limit the Fund’s ability to sell such securities at their market value. In addition, the market for these securities may be adversely affected by legislative and regulatory developments. Credit quality in the junk bond market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks imposed by a particular security.

Sensitivity to Interest Rate and Economic Changes:  Lower rated bonds are very sensitive to adverse economic changes and corporate developments.  During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing.  If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, a Fund may incur losses or expenses in seeking recovery of amounts owed to it.  In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high yield, high risk bonds and a Fund’s net asset value.

Payment Expectations:  High yield, high risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, a Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high yield, high risk bond’s value will decrease in a rising interest rate market, as will the value of a Fund’s assets.  If a Fund experiences significant unexpected net redemptions, this may force it to sell high yield, high risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing a Fund’s rate of return.

Taxes:  A Fund may purchase debt securities (such as zero coupon or pay in kind securities) that contain original issue discount.  Original issue discount that accrues in a taxable year is treated as earned by a Fund and therefore is subject to the distribution requirements of the tax code even though the Fund has not received any interest payments on such obligations during that period.  Because the original issue discount earned by the Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of other securities and use the proceeds to make distributions to shareholders.

Money Market Instruments

Money market securities are high-quality, dollar-denominated, short-term debt instruments.  They consist of: (i) bankers’ acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks and U.S. branches of foreign banks; (ii) U.S. Treasury obligations and obligations issued or guaranteed by the agencies and instrumentalities of the U.S. government; (iii) high-quality commercial paper issued by U.S. and foreign corporations; (iv) debt obligations with a maturity of one year or less issued by corporations with outstanding high-quality commercial paper ratings; and (v) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.

13

Mortgage-Backed Securities

Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security.  The mortgages backing these securities include conventional fifteen- and thirty-year fixed rate mortgages, graduated payment mortgages, adjustable rate mortgages, and balloon mortgages.  During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate.  Prepayment of mortgages that underlie securities purchased at a premium often results in capital losses, while prepayment of mortgages purchased at a discount often results in capital gains.  Because of these unpredictable prepayment characteristics, it is often not possible to predict accurately the average life or realized yield of a particular issue.

Government Pass-Through Securities:  These are securities that are issued or guaranteed by a U.S. government agency representing an interest in a pool of mortgage loans.  The primary issuers or guarantors of these mortgage-backed securities are the Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”).  Fannie Mae and Freddie Mac obligations are not backed by the full faith and credit of the U.S. government as GNMA certificates are, but Fannie Mae and Freddie Mac securities are supported by the instrumentalities’ right to borrow from the U.S. Treasury.  GNMA, Fannie Mae and Freddie Mac each guarantee timely distributions of interest to certificate holders.  GNMA and Fannie Mae also each guarantee timely distributions of scheduled principal.

Private Pass-Through Securities:  These are mortgage-backed securities issued by a non-governmental entity, such as a trust.  While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

CMOs:  CMOs are debt obligations of multiclass pass-through certificates issued by agencies or instrumentalities of the U.S. government or by private originators or investors in mortgage loans.  In a CMO, a series of bonds or certificates are usually issued in multiple classes.  Principal and interest paid on the underlying mortgage assets may be allocated among the several classes of a series of a CMO in a variety of ways.  Each class of a CMO is issued with a specific fixed or floating coupon rate and has a stated maturity or final distribution date.

REMICs:  A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended (the “Code”), and invests in certain mortgages principally secured by interests in real property.  Guaranteed REMIC pass-through certificates (“REMIC Certificates”) issued by Fannie Mae or Freddie Mac represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, Freddie Mac or GNMA-guaranteed mortgage pass-through certificates.

Stripped Mortgage-Backed Securities (“SMBs”):  SMBs are usually structured with two classes that receive specified proportions of the monthly interest and principal payments from a pool of mortgage securities.  One class may receive all of the interest payments, while the other class may receive all of the principal payments.  SMBs are extremely sensitive to changes in interest

14

rates because of the impact thereon of prepayment of principal on the underlying mortgage securities.  The market for SMBs is not as fully developed as other markets; SMBs therefore may be illiquid.

Obligations of Supranational Entities

Obligations of supranational entities are obligations of entities established through the joint participation of several governments, such as the Asian Development Bank, the Inter-American Development Bank, International Bank of Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank and the Nordic Investment Bank.

Options

A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an “opening transaction.” In order to close out an option position, a Fund may enter into a “closing transaction,” which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened.  If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

A Fund may purchase put and call options to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future.  A Fund will pay a premium when purchasing put and call options.  If price movements in the underlying securities are such that exercise of the options would not be profitable for a Fund, loss of the premium paid may be offset by an increase in the value of the Fund’s securities or by a decrease in the cost of acquisition of securities by the Fund.

A Fund may write covered call options as a means of increasing the yield on its portfolio and as a means of providing limited protection against decreases in its market value.  When a Fund sells an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option.  When a call option written by a Fund is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price.  When a put option written by a Fund is exercised, the Fund will be required to purchase the underlying securities at the strike price, which may be in excess of the market value of such securities.

A Fund may purchase and write options, without limitation, on an exchange or over-the-counter.  Over-the-counter options (“OTC options”) differ from exchange-traded options in several

15

respects.  They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer.  OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options.  Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker.  It is the position of the SEC that OTC options are generally illiquid.

A Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets), without limitation, to manage its exposure to exchange rates.  Call options on foreign currency written by a Fund will be “covered,” which means that the Fund will own an equal amount of the underlying foreign currency.  With respect to put options on foreign currency written by a Fund, the Fund will establish a segregated account with its Custodian consisting of cash or liquid, high grade debt securities in an amount equal to the amount the Fund would be required to pay upon exercise of the put.

A Fund may purchase and write put and call options on indices and enter into related closing transactions.  Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option.  This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number.  Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.  A Fund may choose to terminate an option position by entering into a closing transaction.  The ability of a Fund to enter into closing transactions depends upon the existence of a liquid secondary market for such transactions.

Each Fund will not engage in transactions involving interest rate futures contracts for speculation but only as a hedge against changes in the market values of debt securities held or intended to be purchased by the Fund and where the transactions are appropriate to reduce the Fund’s interest rate risks.  There can be no assurance that hedging transactions will be successful.  A Fund also could be exposed to risks if it cannot close out its futures or options positions because of any illiquid secondary market.

Futures and options have effective durations that, in general, are closely related to the effective duration of the securities that underlie them.  Holding purchased futures or call option positions (backed by segregated cash or other liquid securities) will lengthen the duration of a Fund’s portfolio.

Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes

16

covered call options, it may not participate fully in a rise in the market value of the underlying security.

Portfolio Turnover

An annual portfolio turnover rate in excess of 100% may result from the Adviser’s investment strategies.  Portfolio turnover rates in excess of 100% may result in higher transaction costs, including increased brokerage commissions, and higher levels of taxable capital gain.  Please refer to the table under the section “Portfolio Transactions” for each Fund’s portfolio turnover rate.

Receipts

Receipts are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal.  This discount is accreted over the life of the security, and such accretion will constitute the income earned on a security for both accounting and tax purposes.  Because of these features, such securities may be subject to greater interest rate volatility than interest paying investments.

REITS

The Funds may invest in REITs, which pool investors’ money for investment in income producing commercial real estate or real estate related loans or interests.

A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement that it distribute to its shareholders or unitholders at least 95% of its taxable income for each taxable year.  Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs.  Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales.  Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments.  Hybrid REITs combine the characteristics of both Equity and Mortgage REITs.  A shareholder in the Fund should realize that by investing in REITs indirectly through the Fund, he or she will bear not only his or her proportionate share of the expenses of the Fund, but also indirectly, similar expenses of underlying REITs.

A Fund may be subject to certain risks associated with the direct investments of the REITs.  REITs may be affected by changes in their underlying properties and by defaults by borrowers or tenants.  Mortgage REITs may be affected by the quality of the credit extended.  Furthermore, REITs are dependent on specialized management skills.  Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.  REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations.

17

In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the Investment Company Act of 1940, as amended (“1940 Act”).

Repurchase Agreements

Repurchase agreements are agreements by which a Fund obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or primary securities dealer as recognized by the Federal Reserve Bank) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase.  The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security.  A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

Repurchase agreements are considered to be loans by a Fund for purposes of its investment limitations.  The repurchase agreements entered into by a Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (Turner monitors compliance with this requirement).  Under all repurchase agreements entered into by a Fund, the Funds’ Custodian or its agent must take possession of the underlying collateral.  However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale, including accrued interest, are less than the resale price provided in the agreement including interest.  In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and is required to return the underlying security to the seller’s estate.  The Funds will not invest more than 15% of their total assets in repurchase agreements.

Reverse Dollar Roll Transactions

Each Fund may enter into reverse dollar roll transactions, which involve a purchase by a Fund of an eligible security from a financial institution concurrently with an agreement by the Fund to resell a similar security to the institution at a later date at an agreed-upon price.  Reverse dollar roll transactions are fully collateralized in a manner similar to loans of the Fund’s portfolio securities.

18

Reverse Repurchase Agreement and Dollar Roll Transactions

A reverse repurchase agreement involves a sale by a Fund of securities that it holds to a bank, broker-dealer or other financial institution concurrently with an agreement by the Fund to repurchase the same securities at an agreed-upon price and date.  A dollar roll transaction involves a sale by a Fund of an eligible security to a financial institution concurrently with an agreement by the Fund to repurchase a similar eligible security from the institution at a later date at an agreed-upon price.  Each Fund will fully collateralize its reverse repurchase agreements and dollar roll transactions in an amount at least equal to the Fund’s obligations under the reverse repurchase agreement or dollar roll transaction by cash or other liquid securities that the Fund’s Custodian segregates from other Fund assets.  The Funds will not invest more than 15% of their total assets in reverse repurchase agreements.

Rule 144A Securities

Rule 144A securities are securities exempt from registration on resale pursuant to Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”).  Rule 144A securities are traded in the institutional market pursuant to this registration exemption, and, as a result, may not be as liquid as exchange-traded securities since they may be resold only to certain qualified institutional investors.  Due to the relatively limited size of this institutional market, these securities may affect the Fund’s liquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities.  Nevertheless, Rule 144A securities may be treated as liquid securities pursuant to guidelines adopted by the Trust’s Board of Trustees.

Securities Lending

In order to generate additional income, a Fund may lend its securities pursuant to one or more securities lending agreements (each a “Lending Agreement”).  Unless otherwise agreed, security loans made pursuant to a Lending Agreement are required at all times to be continuously secured by collateral consisting of cash, securities of the U.S. government or its agencies or other liquid securities equal to at least 100% of the market value of the loaned securities. Collateral is marked to market daily.  The Funds receive an annual fee for their participation in a Lending Agreement, and cash collateral received may be invested pursuant to terms approved by the Trust’s Board of Trustees (including, among other things, into money market funds).  All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses.  Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund’s ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

A Fund will not have the right to vote any securities having voting rights during the existence of the loan, but a Fund may call the loan in anticipation of an important vote to be taken by the holders of the securities or the giving or withholding of their consent on a material matter affecting the investment.  Turner will generally not vote nor seek to recall for voting shares on loan in connection with the Trust’s securities lending program, unless it determined that a particular vote was especially significant. Seeking to recall securities in this limited circumstance

19

may nevertheless be unsuccessful because of operational difficulties relating to custody of the security in question that are beyond Turner’s control.

It is the Funds’ policy that the value of the securities loaned would not exceed one-third of the value of the total assets of a Fund (including the loan collateral).

Short Sales

A security is sold short when a Fund sells a security it does not own. To sell a security short, a Fund must borrow the security from a broker to deliver it to the buyer. A Fund is then obligated to replace the security borrowed by purchasing it at the market price at, or before, the time of replacement. This price may or may not be less than the price at which the security was sold by a Fund. Until the security is replaced, a Fund is required to pay the lender any dividends or interests which accrue during the period of the loan. In order to borrow the security, a Fund may also have to pay a fee which would increase the cost of the security sold. The proceeds of the short sale may be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which a Fund replaces the borrowed security. A Fund will realize a gain if the security declines in price between those two dates. The amount of any gain will be decreased and the amount of any loss will be increased by any interest, premium and transaction charges or other costs a Fund may be required to pay in connection with the short sale. Whether a Fund will be successful in utilizing a short sale will depend, in part, on Turner’s ability to correctly predict whether the price of a security it borrows to sell short will decrease.

The use of short sales is a primary investment technique of each Fund.  A Fund is required to maintain a segregated account of cash, cash equivalents or other appropriate liquid marketable securities with its Custodian in at least an amount equal to the current market value of the securities sold short (less any additional collateral held by the broker) until a Fund replaces a borrowed security. Depending on arrangements made with the broker or Custodian, a Fund may not receive any payments (including interest) on the deposits made with the broker or Custodian. Because of this asset segregation requirement, a Fund may be required to liquidate other portfolio securities that it otherwise might not have sold in order to meet its obligations, such as paying for redemption of Fund shares.  In the alternative, a Fund could cover its short positions by purchasing the security sold short in accordance with positions taken by the staff of the SEC.

There is no guarantee that a Fund will be able to close out a short position at any particular time or at an acceptable price. In short sale transactions, a Fund’s gain is limited to the price at which it sold the security short; its loss is limited only by the maximum price it must pay to acquire the security less the price at which the security was sold. In theory, losses from short sales may be unlimited. Short selling may also produce higher than normal portfolio turnover and result in increased transaction costs to a Fund. In addition, the use of short sales may result in a Fund realizing more short-term capital gains than it would if a Fund did not engage in short sales.

20

The Funds’ short sales will include short sales of ETFs for the purpose of hedging.  The Funds anticipate that the frequency of short sales will vary substantially in different periods.  However, no securities will be sold short unless, after effect is given to any such short sale, applicable asset coverage requirements under the 1940 Act and the SEC guidance thereunder, have been met.

Short Sales against the Box

A short sale is “against the box” if at all times during which the short position is open, a Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short.  A short sale against the box is a taxable transaction to the Fund with respect to the securities that are sold short.

Sovereign Debt

The cost of servicing sovereign debt will also generally be adversely affected by rising international interest rates, because many external debt obligations bear interest at rates that are adjusted based upon international interest rates.  The ability to service external debt will also depend on the level of the relevant government’s international currency reserves and its access to foreign exchange.  Currency devaluations may affect the ability of a sovereign obligor to obtain sufficient foreign exchange to service its external debt.

As a result of the foregoing or other factors, a governmental obligor may default on its obligations.  If such an event occurs, a Fund may have limited legal recourse against the issuer and/or guarantor.  Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign sovereign debt securities to obtain recourse may be subject to the political climate in the relevant country.  In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign sovereign debt obligations in the event of default under their commercial bank loan agreements.

Structured Derivatives

The Funds may seek to use customized derivative instruments sold by brokers and other financial institutions. “Structured” derivatives may permit the Adviser to create asymmetric performance profiles for certain of a Fund’s investments, i.e., such as in the case of a long option, where an equal movement in the market price of an underlying investment instrument may not result in an equal increase or decrease in the value of the investment.

Trading in Commodity Interests, Options and Swap Agreements

The Funds may buy and sell financial futures contracts, foreign currency futures contracts, stock index futures contracts, and bond index futures contracts. A financial futures contract is an agreement between two parties to buy or sell a specified debt security at a set price on a future date. An index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the

21

contract period. A futures contract on a foreign currency is an agreement to buy or sell a specified amount of a currency for a set price on a future date.

When a Fund enters into a futures contract, it must make an initial deposit, known as “initial margin,” as a partial guarantee of its performance under the contract. As the value of the security, index or currency fluctuates, either party to the contract is required to make additional margin payments, known as “variation margin,” to cover any additional obligation it may have under the contract.

U.S. Government Agency Obligations

Certain federal agencies, such as the GNMA, have been established as instrumentalities of the U.S. Government to supervise and finance certain types of activities.  Issues of these agencies, while not direct obligations of the U.S. Government, are either backed by the full faith and credit of the United States (e.g., GNMA securities) or supported by the issuing agencies’ right to borrow from the Treasury.  The issues of other agencies are supported by the credit of the instrumentality (e.g., Fannie Mae securities).

There is the risk that the U.S. government will not provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.  Although the issuers of many U.S. Government agency obligations purchased by a Fund, such as Fannie Mae, Freddie Mac and Federal Home Loan Banks, may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States.  The maximum potential liability of the issuers of some U.S. Government agency obligations held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury.  It is possible that these issuers will not have the funds to meet their payment obligations in the future.

On September 7, 2008, Fannie Mae and Freddie Mac were placed under the conservatorship of the Federal Housing Finance Agency (“FHFA”) to provide stability in the financial markets, mortgage availability and taxpayer protection by preserving Fannie Mae and Freddie Mac’s assets and property and putting Fannie Mae and Freddie Mac in a sound and solvent condition.  Under the conservatorship, the management of Fannie Mae and Freddie Mac was replaced.  Additionally, Fannie Mae and Freddie Mac were permitted to modestly increase their mortgage-backed security portfolios through the end of 2009 and will gradually reduce such portfolios at the rate of 10 percent per year until stabilizing at a smaller size.

The U.S. Treasury, FHFA and the Federal Reserve acted in collaboration to take the following steps to support the conservatorship. First, the U.S. Treasury and FHFA have established Preferred Stock Purchase Agreements pursuant to which the U.S. Treasury receives senior preferred equity shares in Fannie Mae and Freddie Mac and warrants to purchase common stock in these entities to ensure that Fannie Mae and Freddie Mac maintain a positive net worth. Fannie Mae and Freddie Mac’s common and preferred shareholders will bear any losses ahead of the new government senior preferred shares.  Second, the U.S. Treasury established a secured lending credit facility, which expired on December 31, 2009, that was available to Fannie Mae,

22

Freddie Mac and Federal Home Loan Banks to assist the entities in funding their regular business activities in the capital markets until December 31, 2009.  Also, the U.S. Treasury initiated a program to purchase Fannie Mae and Freddie Mac mortgage-backed securities through December 31, 2009, to aid mortgage affordability.

U.S. Government Securities

U.S. government securities are bills, notes and bonds issued by the U.S. government and backed by the full faith and credit of the United States.

U.S. Treasury Obligations

U.S. Treasury Obligations are bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as separately traded registered interest and principal securities (“STRIPS”) and coupons under book entry safekeeping (“CUBES”).

Variable and Floating Rate Instruments

Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature.  Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices.  The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes.  There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates.  A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

Warrants and Rights

Each Fund may invest in warrants and rights. Warrants are instruments giving holders the right, but not the obligation, to buy equity or fixed income securities of a company at a specific price during a specific period of time. Rights are similar to warrants, but normally have a shorter duration and are offered or distributed to shareholders of a company. Warrants and rights do not carry with them the right to dividends or voting rights with respect to the securities that they entitle the holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants and rights may be considered more speculative than certain other types of equity-like securities. In addition, the values of warrants and rights do not necessarily change with the values of the underlying securities, and these instruments cease to have value if they are not exercised prior to their expiration dates.

When-Issued and Delayed Delivery Securities

When-issued or delayed delivery securities are subject to market fluctuations due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed.

23

Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its investment portfolio, a Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate.

Zero Coupon Securities

Zero coupon obligations are debt securities that do not bear any interest, but instead are issued at a deep discount from par.  The value of a zero coupon obligation increases over time to reflect the interest accredited.  Such obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at par and pay interest periodically.

Special Note Regarding Market Events

Events in the financial sector in recent years have resulted in reduced liquidity in credit and fixed income markets and in an unusually high degree of volatility in the financial markets, both domestically and internationally.  While entire markets have been impacted, issuers that have exposure to the real estate, mortgage and credit markets have been particularly affected.  These events and the potential for continuing market turbulence may have an adverse effect on the Funds’ investments.  It is uncertain how long these conditions will continue.

The instability in the financial markets has led the U.S. government to take a number of unprecedented actions designed to support certain financial institutions and certain segments of the financial markets.  Federal, state and foreign governments, regulatory agencies, and self-regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable.  Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions.  The implications of government ownership and disposition of these assets are unclear, and such ownership or disposition may have positive or negative effects on the liquidity, valuation and performance of the Funds’ holdings.

24

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust’s Board has adopted policies and procedures concerning the disclosure of the portfolio holdings of the Funds.  The policies and procedures provide that the Trust and its service providers will disclose information concerning securities held in the Trust’s portfolios only under the following circumstances:  (i) fifteen business days after the end of each calendar month, the Trust’s administrator will post the securities held by each of the Trust’s portfolios on the Trust’s website; (ii) the Trust or a service provider may disclose the Trust’s portfolio securities holdings to selected third parties when the Trust has a legitimate business purpose for doing so; and (iii) as required by the federal securities laws, including the 1940 Act, the Trust shall disclose its portfolio holdings in its applicable regulatory filings, including shareholder reports, reports on Forms N-CSR and N-Q or such other filings, reports or disclosure documents as the applicable regulatory authorities may require.  Examples of legitimate business purposes under which disclosure of the Trust’s portfolio securities may be appropriate include, but are not limited to:  disclosure for due diligence purposes to an investment adviser that is in merger or acquisition talks with the Trust’s investment advisers; disclosure to a newly hired investment adviser or sub-adviser prior to its commencing its duties; disclosure to third party service providers of auditing, custody, proxy voting and other services to the Trust; or disclosure to a rating or ranking organization.

Service providers who receive portfolio holdings information on a daily/real time basis include RiskMetrics Group, FactSet Research Systems Inc., Investment Technology Group, Inc., Bloomberg L.P., Turner Investment Partners, Inc., Citi Fund Services Ohio, Inc., and Citibank, N.A.  Prior to the disclosure of the Trust’s portfolio holdings to a selected third party for a legitimate business purpose, such third party shall be required to execute a confidentiality agreement and shall not trade on such information.  Turner Investment Partners, Inc., Citi Fund Services Ohio, Inc., Citibank, N.A, and DST Systems, Inc. are subject to confidentiality provisions in service provider agreements.  Neither the Trust, a service provider nor any of their affiliated persons (as that term is defined in the 1940 Act) shall receive compensation in any form, whether in cash or otherwise, in connection with the disclosure of information about the Trust’s portfolio securities.

With respect to the monthly disclosure of portfolio holdings on the Trust’s website, the Trust’s administrator is authorized to prepare and post to the Trust’s website its portfolio holdings and is also responsible for portfolio holdings disclosure to third party service providers of auditing, custody, proxy voting and other services to the Trust, or disclosure to a rating or ranking organization.  With respect to any other disclosure of the Trust’s portfolio holdings, the Trust’s President, or Turner’s President, will be authorized to disclose such information.

In order to ensure that the disclosure of the Trust’s portfolio securities is in the best interests of the Trust’s shareholders and to avoid any potential or actual conflicts of interest with the Trust’s service providers, or any affiliated person (as that term is defined in the 1940 Act) of such entities, the disclosure of any of the Trust’s portfolio securities for legitimate business purposes must be approved by the Trust’s Board of Trustees in advance of such disclosure.  This requirement will not apply to the disclosure of the Trust’s portfolio securities to the Trust’s existing service providers of auditing, custody, proxy voting and other services to the Trust in

25

connection with the provision of their services to the Trust, or as otherwise provided in the policies and procedures.

The Board will receive quarterly reports from the service providers stating whether disclosures were made concerning the Trust’s portfolio holdings in contravention of the policies and procedures during the previous quarter, and if so, such report must describe to whom and under what circumstance such disclosures were made.

INVESTMENT LIMITATIONS

Fundamental Policies

The following investment limitations are fundamental policies of each Fund which cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund’s outstanding shares.  The term “majority of the outstanding shares” means the vote of (i) 67% or more of a Fund’s shares present at a meeting, if more than 50% of the outstanding shares of a Fund are present or represented by proxy, or (ii) more than 50% of a Fund’s outstanding shares, whichever is less.

No Fund may:

1.             With respect to 75% of the Fund’s assets: (i) purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

2.             Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities. This limitation does not apply to the Medical Sciences Long/Short Fund.  The Medical Sciences Long/Short Fund invests 25% or more of its total assets in securities of issuers conducting their principal business activities in the same medical sciences sector.  To that extent, the Medical Sciences Long/Short Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that sector in greater proportion than funds that are more diversified.  A description of the sector in which the Medical Sciences Long/Short Fund concentrates its investments can be found in the “Investment Policies” section beginning on page [    ].

3.             Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowings.  Asset coverage of at least 300% is required for all borrowings, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets.  Each Fund will not purchase securities while its borrowings exceed 5% of its total assets.

26

4.             Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that each Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

5.             Purchase or sell real estate, physical commodities, or commodities contracts, except that each Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including REITs), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

6.             Issue senior securities as defined in the 1940 Act except as permitted by rule, regulation or order of the SEC.

7.             Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

8.             Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

The foregoing percentages (except with respect to the limitation on borrowing) will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs immediately after or as a result of a purchase of such security.  With respect to the restriction under number 6 above, the Funds may borrow money from banks as permitted under the 1940 Act.

No other policy, including the investment objective of each Fund, is a fundamental policy of a Fund and, except as otherwise stated in the Prospectus or this SAI, may be changed by the Board of Trustees without the approval of shareholders.

Non Fundamental Policies

The following investment limitations are non-fundamental policies of each Fund and may be changed with respect to a Fund by the Board of Trustees without shareholder approval.

No Fund may:

1.             Invest in companies for the purpose of exercising control.

2.             Invest its assets in securities of any investment company, except as permitted by the 1940 Act.

3.             Purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its

27

net assets would be invested in illiquid securities.  The 15% limitation on investments in illiquid securities applies both at the time of initial purchase and while the Fund holds such securities.  In such case, the Adviser will take all necessary action to cause the Fund to maintain adequate liquidity.

4.             Enter into futures contracts and options on futures contracts, except as permitted by guidelines in this SAI.

In addition, each Fund will invest no more than 5% of its net assets in each of the following: unregistered securities and futures contracts.  Unregistered securities sold in reliance on the exemption from registration in Section 4(2) of the 1933 Act and securities exempt from registration on re-sale pursuant to Rule 144A of the 1933 Act may be treated as liquid securities under procedures adopted by the Board of Trustees.

THE ADVISER

Turner, 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312, is a professional investment management firm founded in March, 1990.  Turner is an SEC-registered investment adviser.  Robert E. Turner is the Chairman and controlling shareholder of Turner.

As of [                 ], 2010, Turner and its subsidiaries had assets under management of approximately $[  ] billion.  Turner has provided investment advisory services to investment companies since 1992.

Turner serves as the investment adviser for the Funds under investment advisory agreements (the “Advisory Agreements”).  Under the Advisory Agreements, Turner makes the investment decisions for the assets of the Funds and continuously reviews, supervises and administers each Fund’s investment program, subject to the supervision of, and policies established by, the Trustees of the Trust.

The Advisory Agreements provide that Turner shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Advisory Agreements provide that if, for any fiscal year, the ratio of expenses of any Fund (including amounts payable to Turner but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds the expense on investment companies by any applicable statute or regulatory authority of any jurisdiction in which shares of the Funds are qualified for offer and sale, Turner will bear the amount of such excess.  Turner will not be required to bear expenses of any Fund to an extent that would result in the Fund’s inability to qualify as a regulated investment company under provisions of the Code.

The continuance of the Advisory Agreements as to any Fund after the first two years must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of that Fund, and (ii) by the vote of a majority of the Trustees who are not parties to

28

the Advisory Agreements or “interested persons” (as that term is defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval.  The Advisory Agreements will terminate automatically in the event of their assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to any Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days’ nor more than 60 days’ written notice to the Adviser, or by the Adviser without penalty on 90 days’ written notice to the Trust.

Under the Advisory Agreements, Turner is entitled to be paid fees computed daily and paid monthly, at the annual rate (as a percentage of each Fund’s average daily net assets) of 1.50%.

For the fiscal year ended September 30, 2010, the Funds were not in operation and therefore did not pay or waive any advisory fees.

Board Considerations in Approving the Advisory Agreements.  The Board of Trustees called and held a meeting to decide whether to enter the Advisory Agreements.  In preparation for the meeting, the Board of Trustees requested and reviewed a wide variety of information from Turner.  The Trustees used this information, as well as information that other Fund service providers submitted to the Board, to help them decide whether to enter the Advisory Agreements.  A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory contracts for the Funds will be available in the Funds’ semi-annual report for the period ended March 31, 2011.

29

Portfolio Managers — Other Accounts Managed by the Portfolio Managers

The following information is as of  September 30, 2010:

Turner Market Neutral Fund

(a)(1) Portfolio Manager’s Name (as listed in the Prospectus)	(a)(2) Number of other accounts managed within each category and the total assets in the accounts managed within each category			(a)(3) For each category in (a)(2) number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
		(B)		Registered Investment		Other Pooled
	(A)	Other		Companies		Investment Vehicles		Other Accounts
	Registered Investment Companies	Pooled Investment Vehicles	(C) Other Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Matthew D. Glaser (Lead Manager)	[ ] Accounts $[ ]	[ ] Accounts $[ ]	[ ] Accounts $[ ]	[ ] Accounts	$[ ]	[ ] Accounts	$[ ]	[ ] Accounts	$[ ]

Turner Medical Sciences Long/Short Fund

(a)(1) Portfolio Manager’s Name (as listed in the Prospectus)	(a)(2) Number of other accounts managed within each category and the total assets in the accounts managed within each category			(a)(3) For each category in (a)(2) number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
		(B)		Registered Investment		Other Pooled
	(A)	Other		Companies		Investment Vehicles		Other Accounts
	Registered Investment Companies	Pooled Investment Vehicles	(C) Other Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Vijay Shankaran (Lead Manager)	[ ] Accounts $[ ]	[ ] Accounts $[ ]	[ ] Accounts $[ ]	[ ] Accounts	$[ ]	[ ] Accounts	$[ ]	[ ] Accounts	$[ ]

30

Turner Titan Fund

(a)(1) Portfolio Manager’s Name (as listed in the Prospectus)	(a)(2) Number of other accounts managed within each category and the total assets in the accounts managed within each category			(a)(3) For each category in (a)(2) number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
		(B)		Registered Investment		Other Pooled
	(A)	Other		Companies		Investment Vehicles		Other Accounts
	Registered Investment Companies	Pooled Investment Vehicles	(C) Other Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Christopher Baggini (Lead Manager)	[ ] Accounts $[ ]	[ ] Accounts $[ ]	[ ] Accounts $[ ]	[ ] Accounts	$[ ]	[ ] Accounts	$[ ]	[ ] Accounts	$[ ]

31

Conflicts of Interest.  As is typical for many money managers, potential conflicts of interest may arise related to Turner’s management of accounts including the Funds where not all accounts are able to participate in a desired IPO, or other limited opportunity, relating to use of soft dollars and other brokerage practices, relating to the voting of proxies, relating to employee personal securities trading, relating to the side by side management of accounts with performance based fees and accounts with fixed fees, and relating to a variety of other circumstances. In all cases, however, Turner believes it has written policies and procedures in place reasonably designed to prevent violations of the federal securities laws and to prevent material conflicts of interest from arising. Please also see Turner’s Form ADV, Part II for a description of some of its policies and procedures in this regard.

Compensation.  Turner’s investment professionals receive a base salary commensurate with their level of experience. Turner’s goal is to maintain competitive base salaries through review of industry standards, market conditions, and salary surveys. Bonus compensation, which is a multiple of base salary, is computed annually based on the one year performance of each individual’s sector and portfolio assignments relative to appropriate market benchmarks.  In addition, each employee is eligible for equity ownership and equity owners share the firm’s profits.  Most of the members of the Investment Team and all Portfolio Managers are equity owners of Turner. This compensation and ownership structure provides incentive to attract and retain highly qualified people, as each member of the firm has the opportunity to share directly in the accomplishments of the business.

The objective performance criteria noted above accounts for 90% of the bonus calculation. The remaining 10% is based upon subjective, “good will” factors including teamwork, interpersonal relations, the individual’s contribution to overall success of the firm, media and client relations, presentation skills, and professional development.  Portfolio managers/analysts are reviewed on an annual basis. The Chief Investment Officer (“CIO”) is responsible for setting base salaries, bonus targets, and making all subjective judgments related to an investment professionals’ compensation. The CIO is also responsible for identifying investment professionals that should be considered for equity ownership on an annual basis.

Portfolio Managers — Portfolio Manager’s Ownership of Securities in the Funds

The Funds were not in operation prior to the date of this SAI.  Consequently, the Portfolio Managers did not own any shares in the Funds.

THE ADMINISTRATOR

The Trust and Turner (the “Administrator”) have entered into an administration agreement (the “Administration Agreement”).  The Administration Agreement provides that the Administrator shall perform or supervise the performance of other administrative services, such as regulatory or performance reporting, fund accounting and related accounting services, in connection with the operation of the Funds. The Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.  The Administration Agreement

32

shall remain in effect for a period of two (2) years after its effective date and shall continue in effect for successive periods of one (1) year unless terminated by either party on not less than 90 days’ prior written notice to the other party.

Citi Fund Services Ohio, Inc. (“Citi”) serves as the Trust’s Sub-Administrator.  Citi has its principal business offices at 3435 Stelzer Road, Columbus, Ohio 43219.

For the fiscal year ended September 30, 2010, the Funds were not yet in operation and therefore did not pay or waive any administrative fees.

SHAREHOLDER SERVICES

The Funds have adopted Shareholder Services Plans (the “Shareholder Services Plans”) that allow Investor Class Shares of the Funds to pay service fees to service providers.  Under the Shareholder Services Plans, service providers are entitled to receive aggregate fees for shareholder services not exceeding twenty-five basis points (0.25%) of each Fund’s average daily net assets attributable to Investor Class Shares that are subject to the arrangement in return for providing a broad range of shareholder services, including: (i) maintaining accounts relating to shareholders that invest in Shares; (ii) arranging for bank wires; (iii) responding to shareholder inquiries relating to the services performed by the Distributor (as defined below) and/or service providers; (iv) responding to inquiries from shareholders concerning their investment in the Trust; (v) assisting shareholders in changing dividend options, account designations and addresses; (vi) providing information periodically to shareholders showing their position in the Trust; (vii) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (viii) processing purchase, exchange and redemption requests from shareholders and placing orders with the Funds or their service providers; and (ix) processing dividend payments from the Funds on behalf of shareholders.  As of the date of this SAI, Investor Class Shares of all of the Funds pay 0.25% in shareholder servicing fees.  Because these fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of charges.

DISTRIBUTION

The Funds’ shares are offered on a continuous basis by Foreside Fund Services, LLC (the “Distributor”).  The Distributor may enter into arrangements with banks, broker-dealers and other financial intermediaries through which investors may purchase or redeem shares.  The Distributor’s principal place of business is Three Canal Plaza, Suite 100, Portland, Maine 04101.  The Distributor is not affiliated with the Adviser, the transfer agent or with Citi or their affiliates. The distribution agreement between the Trust and the Distributor (“Distribution Agreement”) shall remain in effect for a period of two years after the effective date of the agreement and is renewable annually after the initial two year period.  The Distribution Agreement may be terminated by: (i) the Distributor or a majority vote of the Trustees who are not interested persons (as that term is defined in the 1940 Act) and have no financial interest in the Distribution Agreement upon not less than 60 days’ prior written notice by either party, without penalty; or (ii) upon its assignment.

33

For the fiscal year ended September 30, 2010, the Funds were not in operation and therefore did not pay or waive any distribution or shareholder servicing fees.

The Adviser, at its expense, pays the Distributor a fee for certain distribution-related services, including registering employees of the Adviser who are involved in marketing the Funds.

PAYMENTS FOR SHAREHOLDER SERVICING AND OTHER SALES SUPPORT ACTIVITIES

Payments of shareholder servicing fees are not tied exclusively to actual service expenses, and the payments may exceed distribution and service expenses actually incurred.

Subject to applicable laws and regulations, Turner or its affiliates may pay, out of their own assets, compensation to authorized dealers, service organizations and financial intermediaries (“Intermediaries”) in connection with the sale, distribution and/or servicing of shares of the Funds. These payments (“Additional Payments”) would be in addition to the payments by the Funds described in the Funds’ Prospectus and this Statement of Additional Information for distribution and shareholder servicing and processing. These Additional Payments may take the form of “due diligence” payments for an institution’s examination of the Funds and payments for providing extra employee training and information relating to the Funds; “listing” fees for the placement of the Funds on a dealer’s list of mutual funds available for purchase by its customers; “finders” or “referral” fees for directing investors to the Funds; “marketing support” fees for providing assistance in promoting the sale of the Funds’ shares; and payments for the sale of shares and/or the maintenance of share balances. In addition, Turnerr and its affiliates may make Additional Payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds. The Additional Payments made by Turner or its affiliates may be a fixed dollar amount, may be based on the number of customer accounts maintained by an Intermediary, or may be based on a percentage of the value of shares sold to, or held by, customers of the Intermediary involved, and may be different for each Intermediary. Furthermore, Turner or its affiliates may contribute to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions. Turner or its affiliates may also pay for the travel expenses, meals, lodging and entertainment of Intermediaries and their salespersons and guests in connection with educational, sales and promotional programs, subject to applicable FINRA regulations. The Additional Payments may include amounts that are sometimes referred to as “revenue sharing” payments.

TRUSTEES AND OFFICERS OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts and the 1940 Act.  The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust.

34

Certain information about the Trust’s Trustees and Executive Officers is set forth below.  Each may have held other positions with the named companies during that period.  Certain officers of the Trust also serve as officers to one or more mutual funds for which Citi or its affiliates act as investment manager, administrator or distributor.

Name, Address and Age(1)	Position Held with Trust and Length of Service(2)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Complex Overseen by Trustee	Other Directorships Held

Interested Trustee*

Thomas R. Trala, Jr. (43)	Trustee (since 2010)	Chief Operating Officer (since 2004) and Chief Financial Officer (since 1995), Turner.	16	None

* Mr. Trala is deemed to be an “Interested Trustee” by virtue of his relationship with Turner.

Non-Interested Trustees

Alfred C. Salvato (52)	Chairman of the Board (since 2004); Trustee (since 1996)	Chief Investment Officer (since 2003) and Treasurer (since 1995), Thomas Jefferson University.	16	None

Janet F. Sansone (65)	Trustee (since 1996)	Chief Management Officer, United States Government Printing Office (2008-2009); Self-employed Consultant (since 1999).	16	None

John T. Wholihan (72)	Trustee (since 1996)	Dean Emeritus (since 2007), Professor (since 1984) and Dean (1984-2007), Loyola Marymount University.	16	None

Executive Officers

Thomas R. Trala, Jr. (43)	President (since 2004)	Chief Operating Officer (since 2004) and Chief Financial Officer (since 1995), Turner.	N/A	N/A

35

Name, Address and Age(1)	Position Held with Trust and Length of Service(2)	Principal Occupation(s) during Past 5 Years	Number of Portfolios in Complex Overseen by Trustee	Other Directorships Held

Ty S. Edwards ([43])	Controller and Chief Financial Officer (since 2010)	Director, Product Management, Columbia Management (2007-2009); Deputy Treasurer, Columbia Funds, (2006-2007); Director, Fund Administration, Columbia Management (2004-2007).	N/A	N/A

Brian F. McNally (52)	Vice-President (since 2002), Secretary and Chief Compliance Officer (since 2004)	General Counsel and Chief Compliance Officer (since 2004), Deputy General Counsel (2002-2004).	N/A	Director, Turner Funds Plc, an Ireland based UCITs fund family (since August 2008).

Calvin Fisher (37)	Vice-President and Assistant Secretary (since 2006)	Director – Mutual Fund Administration and Compliance (since 2005), Manager, Mutual Fund Administration (since 2001).	N/A	N/A

(1)

Each Trustee and executive officer, unless noted otherwise, may be contacted by writing to such Trustee or officer c/o Turner Funds, 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312, Attn: Turner Chief Legal Officer.

(2)	Each Trustee serves until his or her respective successor has been duly elected and qualified. Each officer serves a one-year term.

The Board believes that each of the Trustee’s experience, qualifications, attributes and skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that each Trustee should serve in such capacity.  Among the attributes common to all Trustees is the ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other Trustees, the Adviser, other service providers, counsel and the independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties as Trustees.  A Trustee’s ability to perform his or her duties effectively may have been attained through the Trustee’s business, consulting, public service and/or academic positions; experience as a board member of the Funds and other funds in the Fund Complex, other investment funds, or non-profit entities or other organizations; education or

36

professional training; and/or other life experiences.  In addition to these shared characteristics, set forth below is a brief discussion of the specific experience, qualifications, attributes or skills of each Trustee.

Thomas R. Trala, Jr.    Mr. Trala has been a Trustee since 2010.  He is the Chief Operating and Financial Officer of the Adviser.  Mr. Trala has 21 years of investment related experience.

Alfred C. Salvato.        Mr. Salvato has been a Trustee since 1996, Chairman of the Board since 2004, and Chairman of the Audit Committee since 2003.  Mr. Salvato has close to 26 years of experience in the investment management field.

Janet F. Sansone.        Ms. Sansone has been a Trustee since 1996.  She has close to 31 years of human resources management, general management, and consulting experience.

John T. Wholihan.       Mr. Wholihan has been a Trustee since 1996.  He has close to 26 years of business and academic experience.

Specific details regarding each Trustee’s principal occupations during the past five years are included in the table above.

Leadership Structure and Oversight Responsibilities

Overall responsibility for oversight of the Funds rests with the Board.  The Funds have engaged the Adviser to manage the Funds on a day-to-day basis.  The Board is responsible for overseeing the Adviser and other service providers in the operation of the Funds in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws and the Funds’ Agreement and Declaration of Trust and By-Laws.  The Board is currently composed of four members, three of whom are Independent Trustees.  The Board meets in-person at regularly scheduled meetings four times each year as well as telephonically for an additional regularly scheduled meeting each year. In addition, the Board may hold special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings.  The Independent Trustees have also engaged independent legal counsel to assist them in performing their oversight responsibility.  The Independent Trustees meet with their independent legal counsel in-person prior to and during each quarterly in-person board meeting.  As described below, the Board has established an Audit Committee, Valuation Committee and Nominating Committee, and may establish ad hoc committees or working groups from time to time to assist the Board in fulfilling its oversight responsibilities.

The Board has appointed Alfred C. Salvato, an Independent Trustee, to serve in the role of Chairman.  The Chairman’s role is to preside at all meetings of the Board and to act as liaison with the Adviser, other service providers, counsel and other Trustees generally between meetings.  The Chairman serves as a key point person for dealings between management and the Trustees.  The Chairman may also perform such other functions as may be delegated by the Board from time to time.  The Board has determined that the Board’s leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over

37

matters under its purview and it allocates areas of responsibility among committees of Trustees and the full Board in a manner that enhances effective oversight.

The Funds are subject to a number of risks, including investment, compliance, operational and valuation risks, among others.  Risk oversight forms part of the Board’s general oversight of the Funds and is addressed as part of various Board and committee activities.  Day-to-day risk management functions are subsumed within the responsibilities of the Adviser and other service providers (depending on the nature of the risk), which carry out each Fund’s investment management and business affairs.  The Adviser and other service providers employ a variety of processes, procedures and controls to identify various events or circumstances that give rise to risks, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur.  Each of the Adviser and other service providers have their own independent interests in risk management, and their policies and methods of risk management will depend on their functions and business models.  The Board recognizes that it is not possible to identify all of the risks that may affect the Funds or to develop processes and controls to eliminate or mitigate their occurrence or effects.  The Board requires senior officers of the Trust, including the President, Chief Financial Officer and Chief Compliance Officer (“CCO”) and the Adviser, to report to the full Board on a variety of matters at regular and special meetings of the Board, including matters relating to risk management.  The Board and the Audit Committee also receive regular reports from the Trust’s independent registered public accounting firm on internal control and financial reporting matters.  The Board also receives reports from certain of the Trust’s other primary service providers on a periodic or regular basis, including the Trust’s custodian, distributor, sub-administrator and securities lending counterparty.  The Board may, at any time and in its discretion, change the manner in which it conducts risk oversight.

Board Standing Committees.  The Board has established the following standing committees:

•                                          Audit Committee.  The Board has a standing Audit Committee that is composed of the independent Trustees of the Trust.  The Audit Committee operates under a written charter approved by the Board.  The principal responsibilities of the Audit Committee include:  (i) recommending which firm to engage as the Trust’s independent auditor and whether to terminate this relationship; (ii) reviewing the independent auditors’ compensation, the proposed scope and terms of its engagement, and the firm’s independence; (iii) serving as a channel of communication between the independent auditor and the Trustees; (iv) reviewing the results of each external audit, including any qualifications in the independent auditors’ opinion, any related management letter, management’s responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust’s Sub-Administrator that are material to the Trust as a whole, if any, and management’s responses to any such reports; (v) reviewing the Trust’s audited financial statements and considering any significant disputes between the Trust’s management and the independent auditor that arose in connection with the preparation of those financial statements; (vi) considering, in consultation with the independent auditors and the Trust’s senior internal accounting executive, if any, the independent auditors’ report on the adequacy of the Trust’s internal financial controls; (vii) reviewing, in consultation with the Trust’s independent auditors, major changes regarding auditing and accounting

38

principles and practices to be followed when preparing the Trust’s financial statements; and (viii) other audit related matters.  The Audit Committee meets at least once a quarter, and as otherwise necessary.  During the fiscal year ended September 30, 2010, the Audit Committee met [five] times.

•                                          Fair Value Pricing Committee.  The Board has a standing Fair Value Pricing Committee that is composed of Mr. Salvato and various representatives of the Trust’s service providers, as appointed by the Board.  Ms. Sansone and Dr. Wholihan serve as alternates in the event that the Mr. Salvato is unavailable for a Committee meeting.  The Fair Value Pricing Committee operates under procedures approved by the Board.  The principal responsibilities of the Fair Value Pricing Committee are to determine the fair value of securities for which current market quotations are not readily available or which a Fund believes are unreliable.  The Fair Value Pricing Committee’s determinations are reviewed by the full Board.  The Fair Value Pricing Committee meets periodically, as necessary, and met [three] times in the most recently completed fiscal year.

•                                          Nominating Committee.  The Board has a Nominating Committee that is composed of the independent Trustees of the Trust.  The Nominating Committee is responsible for selecting and nominating persons to serve as trustees of the Trust.  The Nominating Committee is responsible for both nominating candidates to be appointed by the Board to fill vacancies and for nominating candidates to be presented to shareholders for election.  In performing its responsibilities, the Nominating Committee will consider candidates recommended by management of the Trust and by shareholders and evaluate them both in a similar manner, as long as the recommendation submitted by a shareholder includes at a minimum: the name, address and telephone number of the recommending shareholder and information concerning the shareholder’s interests in the Trust in sufficient detail to establish that the shareholder held interests in the Trust on the relevant record date; and the name, address and telephone number of the recommended nominee and information concerning the recommended nominee’s education, professional experience, and other information that might assist the Nominating Committee in evaluating the recommended nominee’s qualifications to serve as a trustee.  The Nominating Committee may solicit candidates to serve as trustees from any source it deems appropriate.  The Nominating Committee meets periodically as necessary.  The Nominating Committee was formed after September 30, 2010.

Fund Shares Owned By Trustees.  The following table shows a dollar amount range of each Trustee’s “beneficial ownership” of shares of the Funds and the aggregate dollar range of all Turner Funds as of the end of the most recently completed calendar year.  Dollar ranges of shares disclosed are established by the SEC.  “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934 Act, as amended.

39

Name	Dollar Range of Fund Shares (Fund)	Aggregate Dollar Range of Shares (All Turner Funds)
Interested Trustee
Thomas R. Trala, Jr. (1)	Market Neutral Fund - $0 Medical Sciences Long/Short Fund - $0 Titan Fund - $0	[Over $100,000]

Independent Trustees
Alfred C. Salvato	Market Neutral Fund - $0 Medical Sciences Long/Short Fund - $0 Titan Fund - $0	[$1 - $10,000]
Janet F. Sansone	Market Neutral Fund - $0 Medical Sciences Long/Short Fund - $0 Titan Fund - $0	[$10,001 - $50,000]
John T. Wholihan	Market Neutral Fund - $0 Medical Sciences Long/Short Fund - $0 Titan Fund - $0	[$10,001 - $50,000]

(1)	Mr. Trala is an “interested person” of the Trust, as the term is defined in the 1940 Act, by virtue of his relationship with Turner.

The Funds were not in operation prior to the date of this SAI.  Consequently, the Trustees and officers do not own any securities issued by the Funds.

Ownership in Securities of Turner and Related Companies.  As reported to the Trust, the independent Trustees and their immediate family members did not own any securities issued by the Trust’s Advisers or Distributor or any persons (other than a registered investment company) directly or indirectly controlled by, or under common control with the Trust’s Advisers or Distributor.

Compensation.  The Board holds regular quarterly meetings each year, and the Trustees receive annual compensation from the Trust for serving on the Board and attending such meetings. The Trust does not compensate the Trustees who are officers or employees of the Advisers. Due to her position with the federal government, the Trust did not compensate Janet Sansone from January 1, 2008 to December 31, 2009. Effective May 20, 2010, the independent Trustees receive an annual retainer of $40,000 ($50,000 for the Board Chairman) payable quarterly. Each Audit Committee Member receives an annual retainer of $3,500 ($6,000 for the Audit Committee Chairman);  and each Valuation Committee Member and the Valuation Committee Chairman receive an annual retainer of $1,000. In addition, independent Trustees receive $5,000 ($7,000 for the Board Chairman) for each regular or special board meeting (provided, however, that in the event that a special meeting is held telephonically and no resolutions are passed, then each independent Trustee will receive $2,000 for such meeting), $4,000 ($6,000 for the Audit Committee Chairman) for each audit committee meeting, $500 per fair value telephone meeting and $2,000 for telephone meetings with counsel. Also, independent Trustees receive $5,000 for participating in a full day of Turner business outside of Board meetings and preparation for such participation and $2,500 for a half day of such participation. Trustees are reimbursed for travel and other out-of-pocket expenses in connection with the attendance of Board meetings. The

40

Trust does not offer any retirement benefits for Trustees. Brian F. McNally receives annual compensation from the Trust (currently $165,000) for serving as the Trust’s chief compliance officer (“CCO”). In addition, Mr. McNally is reimbursed for out-of-pocket expenses in connection with his serving as CCO. During the fiscal year ended September 30, 2010, the current Trustees received the following compensation from the Trust for serving on the Board, and Mr. McNally received the following compensation from the Trust for serving as Chief Compliance Officer:

Name of Person, Position	Aggregate Compensation From Trust for the Fiscal Year Ended September 30, 2010			Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Trust and Fund Complex Paid to Trustees for the Fiscal Year Ended September 30, 2010
Interested Trustee
Robert Turner(1)	—			—	—	—
Thomas R. Trala, Jr.(1)	—			—	—	—

Independent Trustees
Alfred C. Salvato(2)	$	[98,250	]	—	—	$	[98,250	]
Janet F. Sansone(2)	$	[0	]	—	—	$	[0	]
John T. Wholihan(2)	$	[70,000	]	—	—	$	[70,000	]
Brian F. McNally(3)	$	[165,000	]	—	—	$	[165,000	]

(1)

Robert E. Turner resigned as a Trustee effective May 20, 2010 and Mr. Trala was appointed as a Trustee by the Board to fill the vacancy created by Mr. Turner’s resignation. Mr. Turner is an “interested person” of the Trust, as the term is defined in the 1940 Act, by virtue of his controlling ownership interest in Turner. Mr. Trala is an “interested person” of the Trust, as the term is defined in the 1940 Act by virtue of his relationship with Turner. The Trust pays fees only to the Trustees who are not interested persons of the Trust. Compensation of officers and interested persons of the Trust is paid by Turner.

(2)	Member of the Audit Committee and Nominating Committee.

(3)	Chief Compliance Officer.

COMPUTATION OF YIELD AND TOTAL RETURN

From time to time the Trust may advertise yield and total return of the Funds.  These figures will be based on historical earnings and are not intended to indicate future performance.  No representation can be made concerning actual future yields or returns.  The yield of a Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated in each period over one year and is shown as a percentage of the investment.  In particular, yield will be calculated according to the following formula:

Yield = 2[((a-b)/cd + 1)6 - 1] where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the current daily number of shares

41

outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

The total return of a Fund, both before and after taxes, refers to the average compounded rate of return on a hypothetical investment for designated time periods (including but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period.  In particular, total return before taxes will be calculated according to the following formula:  P (1 + T)n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return (before taxes); n = number of years; and ERV = ending redeemable value as of the end of the designated time period.  Total return after taxes on distributions will be calculated according to the following formula: P (1 + T)n = ATVD, where P = a hypothetical initial payment of $1,000; T = average annual total return (after taxes on distributions); n = number of years; and ATVD = ending redeemable value as of the end of the designated time period, after taxes on fund distributions, but not after taxes on redemption.  Total return after taxes on distributions and redemption will be calculated according to the following formula: P (1 + T)n = ATVDR where P = a hypothetical initial payment of $1,000; T = average annual total return (after taxes on distributions); n = number of years; and ATVDR = ending redeemable value as of the end of the designated time period, after taxes on fund distributions and on redemption.  Each of the above formulas assumes a hypothetical $1,000 payment made at the beginning of the designated time period.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions may be made through DST Systems, Inc., P.O. Box 219805, Kansas City, Missouri 64121-9805 (the “Transfer Agent”) or a designated financial intermediary (as described below) on days when the New York Stock Exchange is open for business.  Currently, the days on which each Fund is closed for business are: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  Shares of each Fund are offered on a continuous basis.

It is currently the Trust’s policy to pay all redemptions in cash.  The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by a Fund in lieu of cash.  Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions, and may have to pay taxes on capital gains from the sale.

The Funds’ net asset value per share is computed once daily, Monday through Friday, at 4:00 p.m. Eastern Time except when the Fund is not open for business, days during which the Fund receives no purchase or redemption orders, customary holidays and on days when the New York Stock Exchange is closed.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of a Fund’s securities is not reasonably practicable, or for such other periods as the SEC has by order permitted.  The Trust also reserves

42

the right to suspend sales of shares of any Fund for any period during which the New York Stock Exchange, Turner, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

The Trust’s Funds participate in fund “supermarket” arrangements.  In such an arrangement, a program is made available by a broker or other institution (a sponsor) that allows investors to purchase and redeem shares of the Funds through the sponsor of the fund supermarket.  In connection with these supermarket arrangements, each Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders.  In turn, the brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Funds’ behalf.  As such, a Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, accepts the order.  The customer order will be priced at the Fund’s net asset value next computed after accepted by an authorized broker or the broker’s authorized designee. In addition, a broker may charge transaction fees on the purchase and/or sale of Fund shares.  Also in connection with fund supermarket arrangements, the performance of a participating Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available and compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services.  The Trust’s annual report contains additional performance information and will be made available to investors upon request and without charge.

The Funds have not entered into any arrangements with any person permitting frequent purchases and redemptions of Fund shares.

DETERMINATION OF NET ASSET VALUE

The securities of the Funds are valued under the direction of the Administrator and under the general supervision of the Trustees.  The Administrator or its delegates may use independent pricing services to obtain valuations of securities.  The pricing services rely primarily on prices of actual market transactions as well as on trade quotations obtained from third parties. Prices are generally determined using readily available market prices.  If market prices are unavailable or believed to be unreliable, the Sub-Administrator will initiate a process by which the Trust’s Fair Value Committee will make a good faith determination as to the “fair value” of the security using procedures approved by the Trustees.  The pricing services may use a matrix system to determine valuations of fixed income securities when market prices are not readily available.  This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations.  As a supplement to the monitoring for significant events by the Administrator, the Sub-Administrator also monitors price movements among certain selected indices, securities and baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Sub-Administrator (“trigger points”), the Sub-Administrator will notify the Administrator that such limits have been exceeded.

43

The procedures used by any such pricing service and its valuation results are reviewed by the officers of the Trust under the general supervision of the Trustees.

The Funds may hold portfolio securities that are listed on foreign exchanges.  These securities may trade on weekends or other days when the Funds do not calculate NAV.  As a result, the value of these investments may change on days when you cannot purchase or sell Fund shares.

Securities with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization of maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument.  While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument.

TAXES

The following summarizes certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus.  No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussions here and in the Prospectus are not intended as a substitute for careful tax planning.  Potential investors should consult their tax advisers with specific reference to their own tax situations.

The discussions of the federal tax consequences in the Prospectus and this SAI are based on the Code, and the regulations issued under it, and court decisions and administrative interpretations, as in effect on the date of this SAI.  Future legislative or administrative changes or court decisions may significantly alter these tax consequences, and any such changes or decisions may be retroactive.

Federal - General Information.  Each Fund qualified during its last taxable year and intends to continue to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code.  As such, each Fund generally is exempt from federal income tax on its net investment income and realized capital gains that it distributes to shareholders.  To qualify for treatment as a regulated investment company, it must meet three important tests each year.

First, each Fund must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to the Fund’s business of investing in stock, securities or currencies, or net income derived from interests in qualified publicly traded partnerships.

Second, generally, at the close of each quarter of each Fund’s taxable year, at least 50% of the value of each Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers as to which the Fund has not invested more than 5% of the value of its total assets in securities of the issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the

44

issuer, and no more than 25% of the value of each Fund’s total assets may be invested in the securities of (1) any one issuer (other than U.S. government securities and securities of other regulated investment companies), (2) two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses, or (3) one or more qualified publicly traded partnerships.

Third, each Fund must distribute each year an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) and 90% of its tax-exempt income, if any, for the year.

Each Fund intends to comply with these requirements.  If a Fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company.  If for any taxable year a Fund were not to qualify as a regulated investment company, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders.  In that event, taxable shareholders would recognize dividend income on distributions to the extent of the Fund’s current and accumulated earnings and profits and corporate shareholders could be eligible for the dividends-received deduction.

The Code imposes a non-deductible 4% excise tax on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses).  Each Fund intends to make sufficient distributions or deemed distributions each year to avoid liability for this excise tax.

Loss Carryforwards.  For federal income tax purposes, each Fund is permitted to carry forward a net capital loss in any year to offset its own capital gains, if any, during the eight years following the year of the loss.

Taxation of Certain Financial Instruments.  The tax principles applicable to transactions in certain financial instruments, such as futures contracts and options, that may be engaged in by a Fund, and investments in passive foreign investment companies (“PFICs”), are complex and, in some cases, uncertain.  Such transactions and investments may cause a Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.

In addition, in the case of any shares of a PFIC in which a Fund invests, the Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the Fund fails to make an election to recognize income annually during the period of its ownership of the shares.

State and Local Taxes.  Although each Fund expects to qualify as a “regulated investment company” and to be relieved of all or substantially all federal income taxes, depending upon the

45

extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Fund may be subject to the tax laws of such states or localities.

PORTFOLIO TRANSACTIONS

Turner is authorized to select brokers and dealers to effect securities transactions for the Funds.  It will seek to obtain the most favorable net results by taking into account various factors, including price, commission, size of the transactions and difficulty of executions, the firm’s general execution and operational facilities, and the firm’s risk in positioning the securities involved.  While Turner generally seek reasonably competitive spreads or commissions, a Fund will not necessarily be paying the lowest spread or commission available.  Turner seeks to select brokers or dealers that offer a Fund best price and execution or other services that benefit the Funds.

Turner may, consistent with the interests of the Funds, select brokers on the basis of the research services provided to it.  Such services may include analyses of the business or prospects of a company, industry or economic sector, or statistical and pricing services.  Information so received by Turner will be in addition to and not in lieu of the services required to be performed by Turner under the Advisory Agreement.  If, in the judgment of Turner, a Fund or other accounts managed by Turner will be benefited by supplemental research services, Turner is authorized to pay brokerage commissions to a broker furnishing such services that are in excess of commissions that another broker may have charged for effecting the same transaction.  These research services include: advice, either directly or through publications or writings, as to the value of securities; the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses.  The expenses of Turner will not necessarily be reduced as a result of the receipt of such supplemental information, such services may not be used exclusively, or at all, with respect to a Fund or account generating the brokerage, and there can be no guarantee that Turner will find all of such services of value in advising that Fund.

VOTING

Each share held entitles the shareholder of record to one vote for each dollar invested.  In other words, each shareholder of record is entitled to one vote for each dollar of net asset value of the shares held on the record date for the meeting.  Shares issued by each Fund have no preemptive, conversion, or subscription rights.  Each Fund, as a separate series of the Trust, votes separately on matters affecting only that Fund.  Voting rights are not cumulative.  Shareholders of each Class of each Fund will vote separately on matters pertaining solely to that Fund or that Class.  As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances.

46

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust.  In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Where the Trust’s Prospectus or SAI state that an investment limitation or a fundamental policy may not be changed without shareholder approval, such approval means the vote of (i) 67% or more of the affected Fund’s shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the affected Fund’s outstanding shares, whichever is less.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of series (i.e., portfolios) and shares of each series.  Each share of a series represents an equal proportionate interest in that series with each other share.  Upon liquidation, shares are entitled to a pro rata share in the net assets of the portfolio, after taking into account additional distribution and shareholder servicing expenses attributable to the Investor Class.  Shareholders have no preemptive rights.  The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or separate classes.  All consideration received by the Trust for shares of any series or separate class and all assets in which such consideration is invested would belong to that portfolio or separate class and would be subject to the liabilities related thereto.  Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a Massachusetts business trust.  Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust.  Even if, however, the Trust were held to be a partnership, the possibility of the shareholders’ incurring financial loss for that reason appears remote because the Trust’s Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust, and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of Trust property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES’ LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for the Trustee’s own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person.  The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust.  However, nothing in

47

the Declaration of Trust shall protect or indemnify a Trustee against any liability for the Trustee’s willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

CODE OF ETHICS

The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act.  In addition, the Adviser has adopted a Code of Ethics pursuant to Rule 17j-1.  This Code of Ethics applies to the personal investing activities of Trustees, officers, and certain employees (“access persons”).  Rule 17j-1 and the Code of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons.  Under the Code of Ethics, access persons are permitted to invest in securities (including securities that may be purchased or held by a Fund), but are required to report their personal securities transactions for monitoring purposes.  In addition, under the Trust’s Code of Ethics, certain access persons are required to obtain approval before investing in initial public offerings or private placements.  Copies of the Code of Ethics are on file with the SEC, and are available to the public.

PROXY VOTING

The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to Turner.  Turner will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI.

Information regarding how the Trust voted proxies relating to portfolio securities held by the Funds during the 12-month period ended June 30, 2011, which is filed with the SEC on Form N-PX, will be available without charge, upon request, by calling 1-800-224-6312 or by writing to Turner Funds at 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312.  The Trust’s report on Form N-PX will also be available on the SEC’s website at www.sec.gov.

Turner will generally not vote nor seek to recall for voting shares on loan in connection with the Trust’s securities lending program, unless it determined that a particular vote was especially significant. Seeking to recall securities in this limited circumstance may nevertheless be unsuccessful because of operational difficulties relating to custody of the security in question that are beyond Turner’s control.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

The Funds were not in operation prior to the date of this SAI.  Consequently, no securities have been issued by the Funds.

CUSTODIAN

Citibank, N.A., 388 Greenwich Street, New York, New York 10013, acts as the custodian (the “Custodian”) of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.  Citibank, N.A. may appoint domestic and foreign sub-custodians from time to time to hold certain securities purchased by the Trust and to hold cash for the Trust.

48

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[                ], whose offices are located at [                                          ], serves as the Trust’s independent registered public accounting firm.

LEGAL COUNSEL

Drinker Biddle & Reath LLP, located at One Logan Square, Suite 2000, Philadelphia, PA 19103, serves as counsel to the Trust.

49

APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

Short-Term Credit Ratings

A Standard & Poor’s short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days.  The following summarizes the rating categories used by Standard & Poor’s for short-term issues:

“A-1” — Obligations are rated in the highest category and indicate that the obligor’s capacity to meet its financial commitment on the obligation is strong.  Within this category, certain obligations are designated with a plus sign (+).  This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

“A-2” — The obligor’s capacity to meet its financial commitment on the obligation is satisfactory.  Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.

“A-3” — Obligor has adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

“B” — An obligation is regarded as vulnerable and has significant speculative characteristics.  The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.  Ratings of “B1”, “B-2” and “B-3” may be assigned to indicate finer distinctions within the “B” category.

“B-1” — A short-term obligation rated “B-1” is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

“B-2” — A short-term obligation rated “B-2” is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

“B-3” — A short-term obligation rated “B-3” is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

“C” — Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

“R” — An obligor rated “R” is under regulatory supervision owing to its financial condition.  During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others.

“SD” and “D” — an obligor rated “SD” (selective default) or “D” has failed to pay one or more of its financial obligations (rated or unrated) when it came due.  A “D” rating is assigned when Standard & Poor’s believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due.  An “SD” rating is assigned when Standard & Poor’s believes that the obligor has selectively defaulted on a specific issue or class of obligations, excluding those that qualify as regulatory capital but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner.

“NR” — An issuer designated “NR” is not rated.

Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue.  Currency of repayment is a key factor in this analysis.  An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt.  These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues.  Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

Moody’s Investors Service (“Moody’s”) short-term ratings are opinions of the ability of issuers to honor short-term financial obligations.  Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments.  Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

“P-1” — Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

“P-2” — Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

“P-3” — Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

“NP” — Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Fitch, Inc. / Fitch Ratings Ltd. (“Fitch”) short-term ratings scale is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation.  Short-term ratings are assigned to obligations whose initial maturity is viewed as “short-term” based on market convention.  Typically, this means up to 13 months for corporate, sovereign and structured obligations, and up to 36 months for obligations in U.S. public finance markets.  The following summarizes the rating categories used by Fitch for short-term obligations:

“F1” — Securities possess the highest short-term credit quality.  This designation indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

“F2” — Securities possess good short-term credit quality.  This designation indicates good intrinsic capacity for timely payment of financial commitments.

“F3” — Securities possess fair short-term credit quality.  This designation indicates that the intrinsic capacity for timely payment of financial commitments is adequate.

“B” — Securities possess speculative short-term credit quality.  This designation indicates minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

“C” — Securities possess high short-term default risk.  Default is a real possibility.

“RD” — Restricted default.  Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations.  Applicable to entity ratings only.

“D” — Default.  Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

The following summarizes the ratings used by Dominion Bond Rating Service Limited (“DBRS”) for commercial paper and short-term debt:

“R-1 (high)” - Short-term debt rated “R-1 (high)” is of the highest credit quality, and indicates an entity possessing exceptionally high ability to repay current liabilities as they fall due. Entities rated in this category are unlikely to be affected by future events.

“R-1 (middle)” — Short-term debt rated “R-1 (middle)” is of superior credit quality, and indicates an entity possessing very high ability to repay current liabilities as they fall due and, in most cases, ratings in this category differ from “R-1 (high)” credits by relatively modest degree.  Entities rated in this category are unlikely to be significantly vulnerable to future events.

“R-1 (low)” — Short-term debt rated “R-1 (low)” is of good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial.  Overall strength is not as favorable as higher rating categories.  May be vulnerable to future events, but qualifying negative factors are considered manageable.

“R-2 (high)” — Short-term debt rated “R-2 (high)” is considered to be at the upper end of adequate credit quality.  The capacity for the payment of short-term financial obligations as they fall due is acceptable.  May be vulnerable to future events.

“R-2 (middle)” — Short-term debt rated “R-2 (middle)” is considered to be of adequate credit quality.  The capacity for the payment of short-term financial obligations as they fall due is acceptable.  May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.

“R-2 (low)” — Short-term debt rated “R-2 (low)” is considered to be at the lower end of adequate credit quality.  The capacity for the payment of short-term financial obligations as they fall due is acceptable.  May be vulnerable to future events.  A number of challenges are present that could affect the issuer’s ability to meet such obligations.

“R-3” — Short-term debt rated “R-3” is considered to be at the lowest end of adequate credit quality.  There is a capacity for the payment of short-term financial obligations as they fall due.  May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.

“R-4” — Short-term debt rated “R-4” is speculative credit quality.  The capacity for the payment of short-term financial obligations as they fall due is uncertain.

“R-5” — Short-term debt rated “R-5” is highly speculative credit quality.  There is a high level of uncertainty as to the capacity of the entity to meet short-term financial obligations as they fall due.

“D” — A security rated “D” implies a financial obligation has not been met or it is clear that a financial obligation will not be met in the near future, or a debt instrument has been subject to a distressed exchange.  A downgrade to “D” may not immediately follow an insolvency or restructuring filing as grace periods, other procedural considerations, or extenuating circumstance may exist.

Long-Term Credit Ratings

The following summarizes the ratings used by Standard & Poor’s for long-term issues:

“AAA” — An obligor rated “AAA” has extremely strong capacity to meet its financial commitments.  “AAA” is the highest issuer credit rating assigned by Standard & Poor’s.

“AA” — An obligor rated “AA” has very strong capacity to meet its financial commitments.  It differs from the highest-rated obligors only to a small degree.

“A” — An obligor rated “A” has strong capacity to meet its financial commitments but is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in higher-rated categories.

“BBB” — An obligor rated “BBB” has adequate capacity to meet its financial commitments.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

“BB,” “B,” “CCC” and “CC” — Obligors rated “BB,” “B,” “CCC” and “CC” are regarded as having significant speculative characteristics.  “BB” indicates the least degree of speculation and “CC” the highest.  While such obligors will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB” — An obligor rated “BB” is less vulnerable in the near term than other lower-rated obligors.  However, it faces major ongoing uncertainties and exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitments.

“B” — An obligor rated “B” is more vulnerable than the obligors rated “BB”, but the obligor currently has the capacity to meet its financial commitments.  Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments.

“CCC” — An obligor rated “CCC” is currently vulnerable, and is dependent upon favorable business, financial and economic conditions to meet its financial commitments.

“CC” — An obligor rated “CC” is currently highly vulnerable.

Plus (+) or minus (-) — The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

“R” —  An obligor rated “R” is under regulatory supervision owing to its financial condition.  During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others.

“SD” and “D” — An obligor rated “SD” (selective default) or “D” has failed to pay one or more of its financial obligations (rated or unrated) when it came due.  A “D” rating is assigned when Standard & Poor’s believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due.  An “SD” rating is assigned when Standard & Poor’s believes that the obligor has selectively defaulted on a specific issue or class of obligations, excluding those that qualify as regulatory capital, but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner.  A selective default includes the completion of a distressed exchange offer, whereby one or more financial obligation is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

“NR” — An issuer designated “NR” is not rated.

Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue.  Currency of repayment is a key factor in this analysis.  An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt.  These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues.  Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

The following summarizes the ratings used by Moody’s for long-term debt:

“Aaa” — Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.

“Aa” — Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

“A” — Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.

“Baa” — Obligations rated “Baa” are subject to moderate credit risk.  They are considered medium-grade and as such may possess certain speculative characteristics.

“Ba” — Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.

“B” — Obligations rated “B” are considered speculative and are subject to high credit risk.

“Caa” — Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.

“Ca” — Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

“C” — Obligations rated “C” are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note:  Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from “Aa” through “Caa.”  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

The following summarizes long-term ratings used by Fitch:

“AAA” — Securities considered to be of the highest credit quality.  “AAA” ratings denote the lowest expectation of default risk.  They are assigned only in cases of exceptionally strong capacity for payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

“AA” — Securities considered to be of very high credit quality.  “AA” ratings denote expectations of very low default risk.  They indicate very strong capacity for payment of financial commitments.  This capacity is not significantly vulnerable to foreseeable events.

“A” — Securities considered to be of high credit quality.  “A” ratings denote expectations of low default risk.  The capacity for payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

“BBB” — Securities considered to be of good credit quality.  “BBB” ratings indicate that expectations of default risk are currently low.  The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

“BB” — Securities considered to be speculative.  “BB” ratings indicate that there is an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

“B” — Securities considered to be highly speculative.  “B” ratings indicate that material default risk is present, but a limited margin of safety remains.  Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

“CCC,” “CC” and “C” — A “CCC” rating indicates substantial credit risk, with default a real possibility.  A “CC” rating indicates very high levels of credit risk.  Default of some kind appears probable.  “C” ratings signal exceptionally high levels of credit risk.  Default is imminent or inevitable, or the issuer is in standstill.

“RD” — indicates an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased business.

“D” — indicates an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a coercive debt exchange.

“Imminent” default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable.  This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default.  Another alternative would be where an issuer has formally announced a coercive debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to the “AAA” long-term rating category or to categories below “B”.

The following summarizes the ratings used by DBRS for long-term debt:

“AAA” -  Long-term debt rated “AAA” is of the highest credit quality.  The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

“AA” — Long-term debt rated “AA” is of superior credit quality.  The capacity for the payment of financial obligations is considered high.  Credit quality differs from “AAA” only to a small degree.  Unlikely to be significantly vulnerable to future events.

“A” — Long-term debt rated “A” is of good credit quality.  The capacity for the payment of financial obligations is substantial, but of lesser credit quality than “AA.”  May be vulnerable to future events, but qualifying negative factors are considered manageable.

“BBB” — Long-term debt rated “BBB” is of adequate credit quality.  The capacity for the payment of financial obligations is considered acceptable.  May be vulnerable to future events.

“BB” — Long-term debt rated “BB” is defined to be speculative, non-investment grade credit quality.  The capacity for the payment of financial obligations is uncertain.  Vulnerable to future events.

“B” — Long-term debt rated “B” is highly speculative credit quality.  There is a high level of uncertainty as to the capacity to meet financial obligations.

“CCC”, “CC” and “C” —Long-term debt rated in any of these categories is very highly speculative credit quality and is in danger of defaulting on financial obligations.  There is little difference between these three categories, although “CC” and “C” ratings are normally applied to obligations that are seen as highly likely to default, or subordinated to obligations rated in the “CCC” to “B” range.  Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the “C” category.

“D” — A security rated “D” implies a financial obligation has not been met or its is clear that a financial obligation will not be met in the near future or a debt instrument has been subject to a distressed exchange.  A downgrade to “D” may not immediately follow an insolvency or restructuring filing as grace periods or extenuating circumstances may exist.

(“high”, “low”) — Each rating category is denoted by the subcategories “high” and “low”.  The absence of either a “high” or “low” designation indicates the rating is in the “middle” of the category.  The “AAA” and “D” categories do not utilize “high”, “middle”, and “low” as differential grades.

Municipal Note Ratings

A Standard & Poor’s U.S. municipal note rating reflects Standard & Poor’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating.  Notes with an original maturity of more than three years will most likely receive a long-term debt rating.  In determining which type of rating, if any, to assign, Standard & Poor’s analysis will review the following considerations:

•   Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•   Source of payment-the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

“SP-1” — The issuers of these municipal notes exhibit a strong capacity to pay principal and interest.  An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

“SP-2” — The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

“SP-3” — The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

Moody’s uses three rating categories for short-term municipal obligations that are considered investment grade.  These ratings are designated as Municipal Investment Grade

(“MIG”) and are divided into three levels — “MIG-1” through “MIG-3”.  In addition, those short-term obligations that are of speculative quality are designated “SG”, or speculative grade.  MIG ratings expire at the maturity of the obligation.  The following summarizes the ratings used by Moody’s for these short-term obligations:

“MIG-1” — This designation denotes superior credit quality.  Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

“MIG-2” — This designation denotes strong credit quality.  Margins of protection are ample, although not as large as in the preceding group.

“MIG-3” — This designation denotes acceptable credit quality.  Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

“SG” — This designation denotes speculative-grade credit quality.  Debt instruments in this category may lack sufficient margins of protection.

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating.  The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments.  The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or “VMIG” rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated “NR”, e.g., “Aaa/NR” or “NR/VMIG-1”.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

“VMIG-1” — This designation denotes superior credit quality.  Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-2” — This designation denotes strong credit quality.  Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“VMIG-3” — This designation denotes acceptable credit quality.  Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

“SG” — This designation denotes speculative-grade credit quality.  Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

About Credit Ratings

A Standard & Poor’s issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs).  It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated.  The opinion reflects Standard & Poor’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Moody’s credit ratings must be construed solely as statements of opinion and not statements of fact or recommendations to purchase, sell or hold any securities.

Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations.  Fitch credit ratings are used by investors as indications of the likelihood of receiving the money owed to them in accordance with the terms on which they invested.  Fitch’s credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

DBRS credit ratings are opinions based on the quantitative and qualitative analysis of information sourced and received by DBRS, which information is not audited or verified by DBRS.  Ratings are not buy, hold or sell recommendations and they do not address the market price of a security.  Ratings may be upgraded, downgraded, placed under review, confirmed and discontinued.

APPENDIX B

PROXY VOTING POLICIES AND PROCEDURES

Turner Investment Partners, Inc., as well as its investment advisory affiliate, Turner Investment Management LLC (collectively, “Turner”), act as fiduciaries in relation to their clients and the assets entrusted by them to their management.  Where the assets placed in Turner’s care include shares of corporate stock, and except where the client has expressly reserved to itself or another party the duty to vote proxies, it is Turner’s duty as a fiduciary to vote all proxies relating to such shares.

Duties with Respect to Proxies:

Turner has an obligation to vote all proxies appurtenant to shares of corporate stock owned by its client accounts in the best interests of those clients.  In voting these proxies, Turner may not be motivated by, or subordinate the client’s interests to, its own objectives or those of persons or parties unrelated to the client.  Turner will exercise all appropriate and lawful care, skill, prudence and diligence in voting proxies, and shall vote all proxies relating to shares owned by its client accounts and received by Turner.  Turner shall not be responsible, however, for voting proxies that it does not receive in sufficient time to respond.

Delegation to Proxy Voter Services:

In order to carry out its responsibilities in regard to voting proxies, Turner must track all shareholder meetings convened by companies whose shares are held in Turner client accounts, identify all issues presented to shareholders at such meetings, formulate a principled position on each such issue and ensure that proxies pertaining to all shares owned in client accounts are voted in accordance with such determinations.

Consistent with these duties, Turner has delegated certain aspects of the proxy voting process to Institutional Shareholder Services, and its Proxy Voter Services (PVS) subsidiary.  PVS is a separate investment adviser registered under the Investment Advisers Act of 1940, as amended.  Under an agreement entered into with Turner, PVS has agreed to vote proxies in accordance with recommendations developed by PVS and overseen by Turner, except in those instances where Turner has provided it with different direction.

PVS’s voting recommendations typically favor the interests of the shareholder/owner rather than a company’s management. Turner’s long-standing practice has been to follow voting guidelines of this type.  Although Turner has not chosen PVS or its services for this reason, its engagement of PVS could be interpreted as helpful to maintaining or attracting clients or potential clients supportive of shareholder/owner rights. In this respect its engagement of PVS potentially presents a conflict of interest for Turner, which has a number of clients concerned with shareholder/owner rights.

It should be emphasized that any client or potential client of Turner need not delegate the voting of proxies to Turner (and thus indirectly to PVS as overseen by Turner), and may instead direct its custodian or another party to undertake this responsibility.  Alternatively, a client or potential client may direct Turner to vote following guidelines it selects rather than following the Turner selected PVS guidelines if its preference is to follow voting guidelines that typically favor the interests of company management.  Turner will provide upon request a copy of the current proxy voting guidelines followed by PVS to assist you in this evaluation.

Review and Oversight:

Turner has reviewed the methods used by PVS to identify and track shareholder meetings called by publicly traded issuers throughout the United States and around the globe.  Turner has satisfied itself that PVS operates a system reasonably designed to identify all such meetings and to provide Turner with timely notice of the date, time and place of such meetings.  Turner has further reviewed the principles and procedures employed by PVS in making recommendations on voting proxies on each issue presented, and has satisfied itself that PVS’s recommendations are: (i) based upon an appropriate level of diligence and research, and (ii) designed to further the interests of shareholders and not serve other unrelated or improper interests.  Turner, either directly or through its duly-constituted Proxy Committee, shall review its determinations as to PVS at least annually.

Notwithstanding its belief that PVS’s recommendations are consistent with the best interests of shareholders and appropriate to be implemented for Turner’s client accounts, Turner has the right and the ability to depart from a recommendation made by PVS as to a particular vote, slate of candidates or otherwise, and can direct PVS to vote all or a portion of the shares owned for client accounts in accordance with Turner’s preferences.  PVS is bound to vote any such shares subject to that direction in strict accordance with all such instructions.  Turner, through its Proxy Committee, reviews on a regular basis the overall shareholder meeting agenda, and seeks to identify shareholder votes that warrant further review based upon either (i) the total number of shares of a particular company stock that Turner holds for its clients accounts, or (ii) the particular subject matter of a shareholder vote, such as board independence or shareholders’ rights issues.  In determining whether to depart from a PVS recommendation, the Turner Proxy Committee looks to its view of the best interests of shareholders, and provides direction to PVS only where in Turner’s view departing from the PVS recommendation appears to be in the best interests of Turner’s clients as shareholders.  The Proxy Committee keeps minutes of its determinations in this regard.

The Turner Proxy Committee has only very infrequently departed from the PVS recommendation, and clients should expect that the PVS recommendation will be followed for the vast majority of votes.

Conflicts of Interest:

Turner stock is not publicly traded, and Turner is not otherwise affiliated with any issuer whose shares are available for purchase by client accounts.  Further, no Turner affiliate currently provides brokerage, underwriting, insurance, banking or other financial services to issuers whose shares are available for purchase by client accounts.

Where a client of Turner is a publicly traded company in its own right, Turner may be restricted from acquiring that company’s securities for the client’s benefit.  Further, while Turner believes that any particular proxy issues involving companies that engage Turner, either directly or through their pension committee or otherwise, to manage assets on their behalf, generally will not present conflict of interest dangers for the firm or its clients, in order to avoid even the appearance of a conflict of interest, the Proxy Committee will determine, by surveying the Firm’s employees or otherwise, whether Turner, an affiliate or any of their officers has a business, familial or personal relationship with a participant in a proxy contest, the issuer itself or the issuer’s pension plan, corporate directors or candidates for directorships.  In the event that any such relationship is found to exist, the Proxy Committee will take appropriate steps to ensure that any such relationship (or other potential conflict of interest), does not influence Turner’s or the Committee’s decision to provide direction to PVS on a given vote or issue.  Further to that end, Turner will adhere to all recommendations made by PVS in connection with all shares issued by such companies and held in Turner client accounts, and, absent extraordinary circumstances that will be documented in writing, will not subject any such proxy to special review by the Proxy Committee.

As discussed above, Turner’s selection of PVS may be considered a potential conflict of interest. Turner will in all instances seek to resolve any conflicts of interests that may arise prior to voting proxies or selecting a proxy voting agent/research provider in a manner that reflects the best interests of its clients.

Securities Lending:

Turner will generally not vote nor seek to recall in order to vote shares on loan in connection with client administered securities lending programs, unless it determines that a vote is particularly significant.  Seeking to recall securities in order to vote them even in these limited circumstances may nevertheless not result in Turner voting the shares because the securities are unable to be recalled in time from the party with custody of the securities, or for other reasons beyond Turner’s control. Clients that participate in securities lending programs should expect that Turner will not frequently vote or seek to recall in order to vote shares that are on loan.

Obtaining Proxy Voting Information:

To obtain information on how Turner voted proxies or for a copy of current PVS guidelines, please contact:

Andrew Mark, Director of Operations

and Technology Administration

c/o Turner Investment Partners, Inc.

1205 Westlakes Drive, Suite 100

Berwyn, PA 19312

Recordkeeping:

Turner shall retain its (i) proxy voting policies and procedures; (ii) proxy statements received regarding client statements; (iii) records or votes it casts on behalf of clients; (iv) records of client requests for proxy voting information, and (v) any documents prepared by Turner that are material in making a proxy voting decision.  Such records may be maintained with a third party, such as PVS, that will provide a copy of the documents promptly upon request.

Adopted:  July 1, 2003

Last revised:     June 15, 2009

PART C: OTHER INFORMATION

Item 28.  Exhibits

(a)(1)	Agreement and Declaration of Trust of the Registrant dated January 26, 1996 is incorporated by reference to Exhibit 1 of the Registrant’s Registration Statement as filed on February 1, 1996.

(a)(2)

Certificate of Amendment to Agreement and Declaration of Trust dated March 28, 1997 is incorporated by reference to Exhibit 1(a) of the Registrant’s Post-Effective Amendment No. 5 as filed on April 10, 1997.

(a)(3)

Certificate of Amendment to the Agreement and Declaration of Trust dated August 17, 2001 is incorporated by reference to Exhibit a(3) of the Registrant’s Post-Effective Amendment No. 21 as filed on January 28, 2002.

(b)(1)	By-Laws are incorporated by reference to Exhibit 2 of the Registrant’s Registration Statement as filed on February 1, 1996.

(b)(2)

Amendment to Section 5 of the By-Laws of the Registrant, effective February 19, 2010, is incorporated by reference to Exhibit (b)(2) of the Registrant’s Post-Effective Amendment No. 67 as filed on May 4, 2010.

(c)

Articles III, V, VI and VIII of the Agreement and Declaration of Trust of the Registrant dated January 26, 1996 are incorporated by reference to Exhibit 1 of the Registrant’s Registration Statement as filed on February 1, 1996.

(d)(1)

Investment Advisory Agreement between the Registrant and Turner Investment Partners, Inc. is incorporated by reference to Exhibit 5(a) of the Registrant’s Post-Effective Amendment No. 4 as filed on January 28, 1997.

(d)(2)

Investment Advisory Agreement between Registrant and Turner Investment Partners, Inc. is incorporated by reference to Exhibit d(4) of the Registrant’s Post-Effective Amendment No. 12 as filed on November 16, 1998.

(d)(3)

Form of Amended and Restated Investment Management Agreement between the Registrant and Turner Investment Management LLC is incorporated by reference to Exhibit (d)(3) of the Registrant’s Post-Effective Amendment No. 43 as filed on November 17, 2006.

(d)(4)

Amended Schedule A to the Investment Advisory Agreement between the Registrant and Turner Investment Partners, Inc. is incorporated by reference to Exhibit (d)(4) of the Registrant’s Post-Effective Amendment No. 39 as filed on July 25, 2005.

(d)(5)	Amendment to Schedule A to the Investment Advisory Agreement between the Registrant and Turner Investment Partners, Inc. is incorporated by reference to

Exhibit (d)(5) of the Registrant’s Post-Effective Amendment No. 38 as filed on May 31, 2005.

(d)(6)

Amendment to Schedule A to the Investment Advisory Agreement between the Registrant and Turner Investment Partners, Inc. is incorporated by reference to Exhibit (d)(6) of the Registrant’s Post-Effective Amendment No. 44 as filed on November 17, 2006.

(d)(7)

Contractual fee reduction commitment letter by Turner Investment Partners, Inc. is incorporated by reference to Exhibit (d)(7) of the Registrant’s Post-Effective Amendment No. 50 as filed on January 25, 2008.

(d)(8)

Amendment to Schedule A to the Investment Advisory Agreement between the Registrant and Turner Investment Partners, Inc. is incorporated by reference to Exhibit (d)(8) of the Registrant’s Post-Effective Amendment No. 53 as filed on April 21, 2008.

(d)(9)

Amended Schedule A to the Investment Advisory Agreement between the Registrant and Turner Investment Partners, Inc. is incorporated by reference to Exhibit (d)(9) of the Registrant’s Post-Effective Amendment No. 61 as filed on May 5, 2009.

(d)(10)

Amended Schedule A to the Investment Advisory Agreement between the Registrant and Turner Investment Partners, Inc. is incorporated by reference to Exhibit (d)(10) of the Registrant’s Post-Effective Amendment No. 67 as filed on May 4, 2010.

(e)(1)	Distribution Services Agreement between the Registrant and Foreside Fund Services, LLC is filed herewith.

(f)	Not applicable.

(g)(1)	Global Custodial Services Agreement between the Registrant and Citibank, N.A. is filed herewith.

(g)(2)	Amendment to Global Custodial Services Agreement between Registrant and Citibank, N.A. is filed herewith.

(h)(1)

Amended and Restated Administration Agreement between the Registrant and Turner Investment Partners, Inc. is incorporated by reference to Exhibit (h)(1) of the Registrant’s Post-Effective Amendment No. 51 as filed on February 22, 2008.

(h)(2)	Sub-Administration Agreement between Turner Investment Partners, Inc., and Citi Fund Services Ohio, Inc. is filed herewith.

(h)(3)	Transfer Agency Agreement between the Registrant and DST Systems, Inc. is incorporated by reference to Exhibit (h)(3) of the Registrant’s Post-Effective Amendment No. 11 as filed on January 23, 1998.

(h)(4)

Contractual Fee/Expense Waiver Agreement between the Registrant and Turner Investment Partners, Inc. relating to the Core Growth 130/30 Fund, the Quantitative Broad Market Equity Fund and Institutional Shares of the Midcap Growth Fund is incorporated by reference to Exhibit (h)(4) of the Registrant’s Post-Effective Amendment No. 53 as filed on April 21, 2008.

(h)(5)

Contractual Fee/Expense Waiver Agreement by and among the Registrant, Turner Investment Partners, Inc. and Turner Investment Management LLC is incorporated by reference to Exhibit (h)(5) of the Registrant’s Post-Effective Amendment No. 50 as filed on January 25, 2008.

(h)(6)

Contractual Fee/Expense Waiver Agreement between the Registrant and Turner Investment Partners, Inc. relating to the Core Growth 130/30 Fund and the Quantitative Broad Market Equity Fund is incorporated by reference to Exhibit (h)(6) of the Registrant’s Post-Effective Amendment No. 55 as filed on June 16, 2008.

(h)(7)

Contractual Fee/Expense Waiver Agreement between the Registrant and Turner Investment Partners, Inc. relating to Investor Class Shares of the Turner International Core Growth Fund and the Turner Quantitative Large Cap Value Fund is incorporated by reference to Exhibit (h)(7) of the Registrant’s Post-Effective Amendment No. 57 as filed on October 27, 2008.

(h)(8)

Contractual Fee/Expense Waiver Agreement by and among the Registrant, Turner Investment Partners, Inc. and Turner Investment Management LLC is incorporated by reference to Exhibit (h)(9) of the Registrant’s Post-Effective Amendment No. 59 as filed on January 23, 2009.

(h)(9)

Contractual Fee/Expense Waiver Agreement between the Registrant and Turner Investment Partners, Inc. relating to Institutional and Investor Class Shares of the Turner Spectrum Fund is incorporated by reference to Exhibit (h)(11) of the Registrant’s Post-Effective Amendment No. 61 as filed on May 5, 2009.

(h)(10)

Contractual Fee/Expense Waiver Agreement between the Registrant and Turner Investment Partners, Inc. relating to Class C Shares of the Turner Spectrum Fund is incorporated by reference to Exhibit (h)(13) of the Registrant’s Post-Effective Amendment No. 63 as filed on July 13, 2009.

(h)(11)

Contractual Fee/Expense Waiver Agreement by and among the Registrant, Turner Investment Partners, Inc. and Turner Investment Management LLC is incorporated by reference to Exhibit (h)(14) of the Registrant’s Post-Effective Amendment No. 65 as filed on January 27, 2010.

(h)(12)

Contractual Fee/Expense Waiver Agreement between the Registrant and Turner Investment Partners, Inc. relating to Institutional Class, Investor Class and Class C Shares of the Turner Spectrum Fund is incorporated by reference to Exhibit (h)(15) of the Registrant’s Post-Effective Amendment No. 65 as filed on January 27, 2010.

(h)(13)

Contractual Fee/Expense Waiver Agreement between the Registrant and Turner Investment Partners, Inc. relating to the Turner Global Opportunities Fund is incorporated by reference to Exhibit (h)(17) of the Registrant’s Post-Effective Amendment No. 67 as filed on May 4, 2010.

(h)(14)

Contractual Fee/Expense Waiver Agreement between the Registrant and Turner Investment Partners, Inc. relating to the Turner Medical Sciences Long/Short Fund, Turner Market Neutral Fund and Turner Titan Fund (to be filed by amendment).

(i)(1)	Opinion of Counsel is incorporated by reference to Exhibit (i) of the Registrant’s Post-Effective Amendment No. 33 as filed on January 27, 2004.

(i)(2)

Opinion of Counsel with respect to Class I Shares of the Turner Core Growth Fund is incorporated by reference to Exhibit (i) of the Registrant’s Post-Effective Amendment No. 36 as filed on January 31, 2005.

(i)(3)

Opinion of Counsel with respect to Class II Shares of the Turner Core Growth Fund is incorporated by reference to Exhibit (i) of the Registrant’s Post-Effective Amendment No. 40 as filed on July 27, 2005.

(i)(4)

Opinion of Counsel with respect to Class I Shares of the Turner Large Cap Value Fund is incorporated by reference to Exhibit (i) of the Registrant’s Post-Effective Amendment No. 41 as filed on October 7, 2005.

(i)(5)

Opinion of Counsel with respect to Class II (the “Investor Class”) Shares of the Turner Large Cap Growth Fund is incorporated by reference to Exhibit (i) of the Registrant’s Post-Effective Amendment No. 47 as filed on January 26, 2007.

(i)(6)

Opinion of Counsel with respect to Classes I and II (to be known, respectively, as the “Institutional Class” and “Investor Class”) of the Turner Midcap Equity Fund, is incorporated by reference to Exhibit (i) of the Registrant’s Post-Effective Amendment No. 48 as filed on January 26, 2007.

(i)(7)

Opinion of Counsel with respect to Class I (the “Institutional Class”) of the Turner International Core Growth Fund is incorporated by reference to Exhibit (i) of the Registrant’s Post-Effective Amendment No. 49 as filed on January 26, 2007.

(i)(8)

Opinion of Counsel with respect to Class III (the “Institutional Class”) of the Turner Midcap Growth Fund is incorporated by reference to Exhibit (i)(8) of the Registrant’s Post-Effective Amendment No. 53 as filed on April 21, 2008.

(i)(9)

Opinion of Counsel with respect to Classes I (the “Institutional Class”) and II (the “Investor Class”) of the Turner Core Growth 130/30 Fund and the Turner Quantitative Broad Market Equity Fund is incorporated by reference to Exhibit (i)(9) of the Registrant’s Post-Effective Amendment No. 55 as filed on June 16, 2008.

(i)(10)	Opinion of Counsel with respect to Class II (the “Investor Class”) of the Turner International Core Growth Fund and the Turner Quantitative Large Cap Value

Fund is incorporated by reference to Exhibit (i)(10) of the Registrant’s Post-Effective Amendment No. 57 as filed on October 27, 2008.

(i)(11)

Opinion of Counsel with respect to Class II (the “Institutional Class”) of the Turner Emerging Growth Fund and Class I (the “Institutional Class”) of the Turner Small Cap Equity Fund is incorporated by reference to Exhibit (i)(11) of the Registrant’s Post-Effective Amendment No. 59 as filed on January 23, 2009.

(i)(12)

Opinion of Counsel with respect to Classes I (the “Institutional Class”) and II (the “Investor Class”) of the Turner Spectrum Fund is incorporated by reference to Exhibit (i)(12) of the Registrant’s Post-Effective Amendment No. 61 as filed on May 5, 2009.

(i)(13)	Opinion of Counsel with respect to Class C of the Turner Spectrum Fund is incorporated by reference to Exhibit (i)(13) of the Registrant’s Post-Effective Amendment No. 63 as filed on July 13, 2009.

(i)(14)

Opinion of Counsel with respect to Classes I (the “Institutional Class”) and II (the “Investor Class”) of the Turner Global Opportunities Fund is incorporated by reference to Exhibit (i)(14) of the Registrant’s Post-Effective Amendment No. 67 as filed on May 4, 2010.

(i)(15)

Opinion of Counsel with respect to Classes I (the “Institutional Class”), II (the “Investor Class”) and C of the Turner Medical Sciences Long/Short Fund, Turner Market Neutral Fund and Turner Titan Fund (to be filed by amendment).

(j)(1)	Consent of Drinker Biddle & Reath LLP (to be field by amendment).

(j)(2)	Consent of Independent Registered Public Accounting Firm (to be filed amendment).

(k)	Not applicable.

(l)	Not applicable.

(m)(1)	Amended and Restated Rule 12b-1 plan for Class II Shares is incorporated by reference to Exhibit (m)(1) of the Registrant’s Post-Effective Amendment No. 45 as filed on November 30, 2006.

(m)(2)	Rule 12b-1 plan for Class C Shares is incorporated by reference to Exhibit (m)(2) of the Registrant’s Post-Effective Amendment No. 63 as filed on July 13, 2009.

(n)(1)	Amended Rule 18f-3 Plan is incorporated by reference to Exhibit (n)(1) of Registrant’s Post-Effective Amendment No. 51 as filed on February 22, 2008.

(n)(2)	Amended Schedule A to the Amended Rule 18f-3 Plan is incorporated by reference to Exhibit (n)(2) of the Registrant’s Post-Effective Amendment No. 61 as filed on May 5, 2009.

(n)(3)	Amended Rule 18f-3 Plan is incorporated by reference to Exhibit (n)(3) of the Registrant’s Post-Effective Amendment No. 63 as filed on July 13, 2009.

(n)(4)	Amended Schedule A to the Amended Rule 18f-3 Plan is incorporated by reference to Exhibit (n)(4) of the Registrant’s Post-Effective Amendment No. 67 as filed on May 4, 2010.

(o)	Reserved.

(p)(1)	Code of Ethics for the Registrant is incorporated by reference to Exhibit (p)(1) of the Registrant’s Post-Effective Amendment No. 16 as filed on March 31, 2000.

(p)(2)

Revised Code of Ethics for Turner Investment Partners, Inc. and Turner Investment Management LLC is incorporated by reference to Exhibit (p)(2) of the Registrant’s Post-Effective Amendment No. 38 as filed on May 31, 2005.

(q)

Powers of Attorney of Alfred C. Salvato, Janet F. Sansone and John T. Wholihan are incorporated by reference to Exhibit (q) of the Registrant’s Post-Effective Amendment No. 65 as filed on January 27, 2010.

Item 29.  Persons Controlled by or under Common Control with Registrant:

See the Prospectus and the Statement of Additional Information regarding the Registrant’s control relationships.

Item 30.  Indemnification:

Article VIII of the Agreement and Declaration of Trust, which is incorporated by reference to Exhibit 1 of the Registration Statement, provides for the indemnification of the Registrant’s Trustees and officers.  Certain of the Trust’s agreements with service providers also provide for indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 31.  Business and Other Connections of Investment Advisers:

Turner Investment Partners, Inc.

Turner Investment Partners, Inc. and Turner Investment Management LLC (collectively, “Turner”) perform investment advisory services for the Registrant and certain other accounts.  Set forth below are the names, businesses and business addresses of certain directors and officers of Turner.

Turner Investment Partners, Inc.

NAME AND POSITION WITH COMPANY	OTHER COMPANY	POSITION WITH OTHER COMPANY
Thomas R. Trala Chief Operating Officer/ Executive Managing Director	Turner Funds Turner Investments Pte. Ltd. Turner International Ltd. Turner Investment Management LLC	Trustee, President Board Member & Chief Operating Officer Trustee Board Member, President & Chief Operating Officer & Treasurer
Mark D. Turner President, Senior Portfolio Manager	Turner Investment Management, LLC Turner International Ltd. The Episcopal Academy (Newtown Square, PA)	Chairman Trustee Trustee
Robert E. Turner Chairman of the Board; Chief Investment Officer	Bradley University (Peoria, IL)	Trustee
Christopher K. McHugh Vice Chairman, Senior Portfolio Manager	Philadelphia University Turner Investments Pte. Ltd.	Trustee Board Member

Turner Investment Management LLC

NAME AND POSITION WITH COMPANY	OTHER COMPANY	POSITION WITH OTHER COMPANY
Mark D. Turner Chairman and Board Member	Turner Investment Partners, Inc.	See Above
Thomas R. Trala Board Member; President; Chief Operating Officer; Treasurer	Turner Investment Partners, Inc. Turner Funds	See Above
Thomas J. Dibella Member and Board Member	None	None

The principal address of Turner Investment Partners, Inc. and its subsidiary Turner Investment Management LLC is 1205 Westlakes Drive, Suite 100, Berwyn, PA, 19312.  The principal address of Turner International Ltd. is 12 Plumtree Court, London, EC4A 4HT.  The principal address of Turner Investments Pte. Ltd. is Penthouse Level, Suntec Tower Three, 8 Temasek Blvd., Singapore, 038988.

Item 32.  Principal Underwriters

(a)	Foreside Fund Services, LLC, Registrant’s underwriter, serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

	1)	American Beacon Funds
	2)	American Beacon Mileage Funds
	3)	American Beacon Select Funds
	4)	Henderson Global Funds
	5)	Bridgeway Funds, Inc.
	6)	Century Capital Management Trust
	7)	Sound Shore Fund, Inc.
	8)	Forum Funds
	9)	Central Park Group Multi-Event Fund
	10)	PMC Funds, Series of the Trust for Professional Managers
	11)	Nomura Partners Funds, Inc.
	12)	Wintergreen Fund, Inc.
	13)	RevenueShares ETF Trust
	14)	Direxion Shares ETF Trust
	15)	Javelin Exchange-Traded Trust
	16)	AdvisorShares Trust
	17)	Liberty Street Horizon Fund, Series of the Investment Managers Series Trust
	18)	DundeeWealth Funds
	19)	U.S. One Trust
	20)	Turner Funds

(b)	The following are officers and directors of Foreside Fund Services, LLC, the Registrant’s underwriter. Their main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant

Mark S. Redman	690 Taylor Road, Suite 150, Gahanna, OH 43230	President and Manager	None

Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President, Treasurer and Manager	None

Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None

Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Director of Compliance	None

(c)           Not applicable.

Item 33.  Location of Accounts and Records:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

(a)	Citibank, N.A., 388 Greenwich Street, New York, New York 10013 (records relating to its function as custodian)

(b)	Turner Investment Partners, Inc., 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312 (records relating to its function as investment adviser and administrator)

(c)	Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its function as sub-administrator)

(d)	DST Systems, Inc., Kansas City Missouri, 64121 (records relating to its functions as transfer agent and dividend disbursing agent)

(e)	Drinker Biddle & Reath LLP, One Logan Square, Ste. 2000, Philadelphia, PA 19103-6996 (records relating to the Registrant’s Agreement and Declaration of Trust, By-Laws and minute books)

Item 34.  Management Services:  All management services contracts are discussed in parts A & B of this Registration Statement.

Item 35.  Undertakings:  None

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that has caused this Post-Effective Amendment No. 68 (“PEA No. 68”) to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Berwyn, Commonwealth of Pennsylvania on the 19th day of November, 2010.

TURNER FUNDS

By:	/s/ Michael Lawson
Michael Lawson
Controller and Chief Financial Officer

Pursuant to the requirements of the 1933 Act, this PEA No. 68 has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Thomas R. Trala	Trustee, President and Chief Executive Officer	November 19, 2010
Thomas R. Trala

* JANET F. SANSONE	Trustee	November 19, 2010
Janet F. Sansone

* ALFRED C. SALVATO	Trustee and Chairman of the Board	November 19, 2010
Alfred C. Salvato

* JOHN T. WHOLIHAN	Trustee	November 19, 2010
John T. Wholihan

/s/ Michael Lawson	Controller and Chief Financial Officer	November 19, 2010
Michael Lawson

*By:	/s/ Brian F. McNally
Brian F. McNally
Attorney-In-Fact (pursuant to Power of Attorney)

EXHIBIT INDEX

(e)(1)	Distribution Services Agreement between the Registrant and Foreside Fund Services, LLC.

(g)(1)	Global Custodial Services Agreement between the Registrant and Citibank, N.A.

(g)(2)	Amendment to Global Custodial Services Agreement between Registrant and Citibank, N.A.

(h)(2)	Sub-Administration Agreement between Turner Investment Partners, Inc., and Citi Fund Services Ohio, Inc.